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     As filed with the Securities and Exchange Commission on September 17, 2003.
                                                         File No.:    333-107708

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/__/  Pre-Effective Amendment No. ___        /X/  Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)

------------------------------- ------------------------------------------------
Exact Name of Registrant
as Specified in Charter:                      Area Code and Telephone Number:

The UBS Funds                                          (312) 222-7100
--------------------------------------------------------------------------------
Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

One North Wacker Drive, Chicago, Illinois  60606
--------------------------------------------------------------------------------
Name and Address of Agent for Service:            Approximate Date of Proposed
(Number and Street) (City) (State) (Zip Code)     Public Offering:

Amy R. Doberman, Esq.                             As soon as practicable after
51 West 52nd Street                               this Registration Statement
New York, NY  10019-6114                          becomes effective under the
--------------------------------------------      Securities Act of 1933, as
Copies to:                                        amended.

Bruce G. Leto, Esq.
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103
--------------------------------------------------------------------------------

              Calculation of Fee under the Securities Act of 1933:

Title of Securities Being Registered:  Shares of beneficial interest,  par value
$0.001 per share,  of UBS U.S.  Value Equity Fund.  No Filing Fee is due because the Registrant relies on Section 24(f) of the Investment Company Act of 1940, as
amended.

It is proposed that this filing will become effective immediately upon filing.

The UBS Funds has executed this Registration Statement.

                         UBS Financial Sector Fund Inc.

Dear Shareholder:

     Enclosed is a Notice of a Special Meeting of  Shareholders  (the "Meeting")
of the UBS Financial Sector Fund Inc. (the "Financial Sector Fund"). The Meeting
has been called for October 29, 2003 at 12:00 p.m. Eastern time, at 51 West 52nd
Street,   16th  Floor,   New  York,  New  York   10019-6114.   The  accompanying
Prospectus/Proxy  Statement  describes  a  proposal  being  presented  for  your consideration and requests your prompt attention and vote via the enclosed proxy card or by telephone or via the Internet.

                   Please take a moment to fill out, sign and
                         return the enclosed Proxy Card!

     The Meeting is  extremely  important.  You are being asked to consider  and approve an Agreement and Plan of Reorganization  (the "Agreement and Plan") that would result in your shares of the  Financial  Sector Fund being  exchanged  for shares of the UBS U.S. Value Equity Fund (the "Value Equity Fund"),  a series of
The UBS Funds.  If the  shareholders  of the  Financial  Sector Fund approve the
Agreement and Plan, the Value Equity Fund will acquire  substantially all of the assets,  subject to the liabilities,  of the Financial Sector Fund, and you will receive  shares of the Value  Equity  Fund equal in value to your  shares of the
Financial  Sector Fund.  You would no longer be a  shareholder  of the Financial
Sector Fund,  and instead,  you would be a shareholder of the Value Equity Fund.
You are not  expected  to  recognize  any gain or loss for  federal  income  tax purposes as a result of the exchange of your shares of the Financial Sector Fund for shares of the Value Equity Fund.

     The Value Equity Fund and the Financial  Sector Fund invest  principally in equity securities,  as described in the  Prospectus/Proxy  Statement.  The Value
Equity Fund, like the Financial  Sector Fund, is advised by an asset  management subsidiary  of  UBS  AG.  The  Financial  Sector  Fund  is  sub-advised  by  DSI
International Management,  Inc., which is also an asset management subsidiary of
UBS AG. By  merging  the  Financial  Sector  Fund into the  Value  Equity  Fund,
Financial  Sector Fund  shareholders  will have the  opportunity to benefit from
Value Equity Fund's more flexible investment  mandate,  which allows the Fund to provide more diversification across industry sectors.

     Please take the time to review the entire  Prospectus/Proxy  Statement  and vote now! Whether or not you plan to attend the Meeting, please vote your shares by mail, by telephone or via the Internet. If you determine at a later date that you wish to attend the Meeting, you may revoke your proxy and vote in person.

             Thank you for your prompt attention and participation.

                                                          Very truly yours,

                                                          /s/Joseph A. Varnas
                                                          Joseph A. Varnas
                                                          President

                         UBS FINANCIAL SECTOR FUND INC.

                               51 West 52nd Street
                             New York, NY 10019-6114

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                         To be held on October 29, 2003

To the Shareholders:

     NOTICE  IS  HEREBY  GIVEN  that a  Special  Meeting  of  Shareholders  (the
"Meeting") of UBS Financial  Sector Fund Inc. (the "Financial  Sector Fund") has
been called by the Board of Directors of the  Financial  Sector Fund and will be held at 51 West 52nd  Street,  16th Floor,  New York,  New York  10019-6114,  on
October 29, 2003 at 12:00 p.m. Eastern time. The Meeting is being called for the following purposes:

1.   To vote on an Agreement  and Plan of  Reorganization  between the Financial
     Sector Fund and The UBS Funds,  on behalf of the UBS U.S. Value Equity Fund
     (the "Value  Equity  Fund"),  that  provides  for: (i) the  acquisition  of substantially  all of  the  assets,  subject  to  the  liabilities,  of the
     Financial Sector Fund in exchange for shares of the Value Equity Fund; (ii)
     the pro  rata  distribution  of  shares  of the  Value  Equity  Fund to the shareholders  of the Financial  Sector Fund; and (iii) the  liquidation and dissolution of the Financial Sector Fund.

2.   To transact such other  business as may properly come before the Meeting or any adjournment thereof.

     The transaction contemplated by the Agreement and Plan of Reorganization is described in the attached Prospectus/Proxy  Statement. A copy of the form of the
Agreement  and  Plan  of   Reorganization  is  attached  as  Exhibit  A  to  the
Prospectus/Proxy Statement.

     Shareholders  of record  of the  Financial  Sector  Fund as of the close of business  on August  27,  2003 are  entitled  to notice  of, and to vote at, the
Meeting  or any  adjournment  thereof.  Whether  or not you plan to  attend  the
Meeting,  please  vote your  shares by  returning  the proxy card by mail in the enclosed  postage-paid  envelope or by voting by telephone or via the  Internet.
Your vote is important.

                                             By Order of the Board of Directors,

                                             /s/Amy R. Doberman
                                             Amy R. Doberman
                                             Secretary

September 17, 2003

To secure the largest possible representation and to save the expense of further mailings,  please mark your proxy card,  sign it, and return it in the  enclosed envelope,  which  requires  no postage if mailed in the  United  States.  If you prefer,  you may instead vote by telephone or via the  Internet.  You may revoke your proxy at any time at or before the  Meeting or vote in person if you attend the Meeting.

                           PROSPECTUS/PROXY STATEMENT

                               September 17, 2003

                          Acquisition of the assets of
                         UBS FINANCIAL SECTOR FUND INC.
                               51 West 52nd Street
                          New York, New York 10019-6114
                                 (800) 647-1568

                        By and in exchange for shares of
                           UBS U.S. VALUE EQUITY FUND
                           (a series of The UBS Funds)
                             One North Wacker Drive
                             Chicago, Illinois 60606
                                 (800) 647-1568

     This  Prospectus/Proxy  Statement solicits proxies to be voted at a Special
Meeting of Shareholders  (the "Meeting") of UBS Financial  Sector Fund Inc. (the
"Financial  Sector  Fund") to approve or  disapprove  an  Agreement  and Plan of
Reorganization (the "Agreement and Plan").

     The Meeting will be held at 51 West 52nd Street,  16th Floor, New York, New
York  10019-6114,  on October 29, 2003 at 12:00 p.m.  Eastern time. The Board of
Directors  of the  Financial  Sector  Fund is  soliciting  these  proxies.  This
Prospectus/Proxy  Statement  will  first  be sent to  shareholders  on or  about
September 17, 2003.

     If shareholders of the Financial  Sector Fund vote to approve the Agreement and Plan,  substantially all of the assets,  subject to the liabilities,  of the
Financial  Sector Fund will be acquired by the UBS U.S.  Value  Equity Fund (the
"Value Equity Fund"),  a series of The UBS Funds (the "Trust"),  in exchange for shares of the Value Equity  Fund.  Shareholders  of each class of the  Financial
Sector Fund (Class A, Class B, Class C and Class Y) will  receive  shares of the corresponding class of the Value Equity Fund (Class A, Class B, Class C or Class
Y) equal  in  value  to their  investment  in the  Financial  Sector  Fund.  The
Financial Sector Fund will then be liquidated.

     The Value Equity Fund's  investment  objective is to seek to maximize total return,  consisting of capital  appreciation  and current income.  The Financial
Sector Fund's investment objective is to seek long-term capital appreciation.

     This  Prospectus/Proxy  Statement  gives  the  information  about the Value
Equity Fund shares that you should know before  investing.  You should retain it for future reference. A Statement of Additional Information, dated September 17,
2003,  relating to this  Prospectus/Proxy  Statement,  contains more information about the Value Equity Fund, the Financial  Sector Fund and the proposed merger.
The Statement of Additional  Information  has been filed with the Securities and
Exchange  Commission  ("SEC") and is incorporated  herein by reference.  You can request  a free copy of the  Statement  of  Additional  Information  by  calling
1-800-647-1568,  or by writing to the Value  Equity Fund at 51 West 52nd Street,
New York, New York 10019-6114.

     The following documents, which are intended to provide you with information about the Value Equity Fund, accompany this Prospectus/Proxy Statement:

o    Prospectus of the Value Equity Fund,  dated  September 30, 2002 (as revised
     September 15, 2003) (the "Value Equity Fund Prospectus")

o    Annual Report to  Shareholders of the Value Equity Fund for the fiscal year ended June 30, 2003 (the "Value Equity Fund Annual Report")

     The Value Equity Fund  Prospectus  and Value Equity Fund Annual  Report are
incorporated  herein by reference,  which means they are legally considered part of this Prospectus/Proxy Statement.

     Documents  providing  information about the Financial Sector Fund have been filed with the SEC and are listed  below.  You can request a free copy of any of the  documents  listed  below by  calling  1-800-647-1568,  or by writing to the
Financial  Sector Fund at 51 West 52nd Street,  New York,  New York  10019-6114,
Attn.: Secretary:

o    Prospectus  of  the  Financial   Sector  Fund,  dated  July  29,  2003,  as
     supplemented   through  the  date  hereof  (the   "Financial   Sector  Fund
     Prospectus")

o    Statement of Additional  Information  of the Financial  Sector Fund,  dated
     July 29,  2003,  as  supplemented  through the date hereof (the  "Financial
     Sector Fund SAI")

o    Annual Report to Shareholders  of the Financial  Sector Fund for the fiscal year ended March 31, 2003 (the "Financial Sector Fund Annual Report")

     Each of the documents  listed above is  incorporated by reference into this
Prospectus/Proxy Statement.

     Like all  mutual  funds,  the SEC has not  approved  or  disapproved  these securities or passed upon the adequacy of this Prospectus/Proxy  Statement.  Any representation to the contrary is a criminal offense.

     Mutual fund shares are not deposits or  obligations  of, or  guaranteed  or endorsed  by, any bank,  and are not  insured by the Federal  Deposit  Insurance
Corporation,  the Federal  Reserve Board, or any other U.S.  government  agency.
Mutual fund shares  involve  investment  risks,  including  the possible loss of principal.

                           Prospectus/Proxy Statement
                                TABLE OF CONTENTS
                                                                                    Page
                                                                                    ----

SUMMARY                                                                               2
         What is the purpose of the proposal?                                         2
         Why is the Merger being proposed?                                            2
         What would happen if the Merger is not approved?                             3
         How will the shareholder voting be handled?                                  4
         What are the general tax consequences of the Merger?                         4
         What are the investment objective and policies of the Value Equity
           Fund?                                                                      4
COMPARISONS OF SOME IMPORTANT FEATURES                                                5
         How do the investment objectives and policies of the Funds compare?          5
         How do the principal risks of investing in the Financial Sector Fund
           compare to the principal risks of investing in the Value Equity Fund?      6
         Who manages the Funds?                                                       6
         What are the fees and expenses of each Fund and what might they be
           after the Merger?                                                          7
         Where can I find more financial information about the Funds?                 10
         What are other key features of the Funds?                                    11
                  Administrative, Transfer Agency, Accounting and Custody
                  Services                                                            11
                  Distribution Services and Rule 12b-1 Plans                          11
                  Purchase, Exchange and Redemption Procedures                        12
                  Dividends, Distributions and Taxes                                  14
REASONS FOR THE MERGER                                                                14
INFORMATION ABOUT THE MERGER                                                          16
         How will the Merger be carried out?                                          16
         Who will pay the expenses of the Merger?                                     17
         What are the tax consequences of the Merger?                                 17
         What should I know about Value Equity Fund Shares?                           17
         How do shareholders rights and obligations of the Funds compare?             18
         What are the assets of the Funds and what might the capitalization be
           after the Merger?                                                          19
ADDITIONAL INFORMATION ABOUT THE INVESTMENT OBJECTIVE AND POLICIES OF THE VALUE
EQUITY FUND                                                                           20
COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES                                      20
         Are there any significant differences between the investment objectives
           and policies of the Funds?                                                 20
         What are the principal risk factors associated with investments in the
           Funds?                                                                     23
         How do the investment restrictions of the Funds differ?                      24
COMPARISON OF FUND PERFORMANCE                                                        26
VOTING INFORMATION                                                                    28
         How many votes are necessary to approve the Agreement and Plan?              28
         How do I ensure my vote is accurately recorded?                              28
         Can I revoke my proxy?                                                       28
         What other matters will be voted upon at the Meeting?                        28
         Who is entitled to vote?                                                     28
         What other solicitations will be made?                                       29
INFORMATION ABOUT THE VALUE EQUITY FUND                                               29
INFORMATION ABOUT THE FINANCIAL SECTOR FUND                                           29
INFORMATION ABOUT EACH FUND                                                           29
PRINCIPAL HOLDERS OF SHARES                                                           30
AGREEMENT AND PLAN OF REORGANIZATION                                                 A-1

                                      -1-

                                     SUMMARY

     This  is  only  a  summary  of  certain   information   contained  in  this
Prospectus/Proxy Statement. You should read the more complete information in the rest of this  Prospectus/Proxy  Statement,  including  the  Agreement  and  Plan
(attached as Exhibit A), the Value Equity Fund  Prospectus  (included as Exhibit
B) and the Value Equity Fund Annual Report (included as Exhibit C).

What is the purpose of the proposal?

     The Board of Directors of the Financial Sector Fund (the "Financial  Sector
Fund Board" or the "Financial Sector Fund Directors") has approved the Agreement and Plan for the Financial  Sector Fund and recommends that  shareholders of the
Financial Sector Fund vote to approve the Agreement and Plan. If shareholders of the Financial Sector Fund approve the Agreement and Plan,  substantially  all of the  Financial  Sector  Fund's  assets  (subject  to its  liabilities)  will  be transferred  to the Value Equity Fund,  in exchange for an equal value of shares of the Value  Equity  Fund.  These  shares of the Value Equity Fund will then be distributed to the Financial Sector Fund's  shareholders.  As illustrated in the following  chart,  shareholders of each class of the Financial  Sector Fund will receive  shares of the  corresponding  class of the Value  Equity  Fund equal in value to their investment in the Financial Sector Fund:

============================================= =========================================
           Shareholders who own:                            Will receive:
============================================= =========================================
============================================= =========================================
Class A Shares of the Financial Sector Fund   Class A Shares of the Value Equity Fund
 ("Financial Sector Fund Class A Shares")       ("Value Equity Fund Class A Shares")
============================================= =========================================
============================================= =========================================
Class B Shares of the Financial Sector Fund   Class B Shares of the Value Equity Fund
 ("Financial Sector Fund Class B Shares")       ("Value Equity Fund Class B Shares")
============================================= =========================================
============================================= =========================================
Class C Shares of the Financial Sector Fund   Class C Shares of the Value Equity Fund
 ("Financial Sector Fund Class C Shares")       ("Value Equity Fund Class C Shares")
============================================= =========================================
============================================= =========================================
Class Y Shares of the Financial Sector Fund   Class Y Shares of the Value Equity Fund
 ("Financial Sector Fund Class Y Shares")       ("Value Equity Fund Class Y Shares")
============================================= =========================================

The Financial  Sector Fund will then be liquidated.  As a result of the proposed transaction,  which is referred  to in this  Prospectus/Proxy  Statement  as the
"Merger,"  you will cease to be a shareholder  of the Financial  Sector Fund and you will become a shareholder of the Value Equity Fund. This exchange,  which is intended to be a tax-free  reorganization for federal income tax purposes,  will occur on a date agreed to between the Financial Sector Fund and the Trust.

     The Value Equity Fund is a series of the Trust, an investment  company that is  advised by UBS Global  Asset  Management  (Americas)  Inc.  ("UBS  Global AM
(Americas)").  UBS Global AM (Americas),  the  investment  advisor for the Value
Equity  Fund,  UBS Global Asset  Management  (US) Inc.  ("UBS  Global AM"),  the
investment  advisor  for  the  Financial  Sector  Fund,  and  DSI  International
Management,  Inc. ("DSI"), the sub-advisor to the Financial Sector Fund, are all indirect,  wholly  owned  subsidiaries  of  UBS  AG.  In  this  Prospectus/Proxy
Statement, the Value Equity Fund and the Financial Sector Fund are each referred to as a "Fund," and together as the "Funds."

Why is the Merger being proposed?

     UBS  Global  AM has  reviewed  its  mutual  funds and  determined  that the
Financial  Sector  Fund,  which  is  based  on a  proprietary  model  run by its sub-advisor, DSI, is unlikely to attract additional assets,

                                      -2-

particularly  since the Financial Sector Fund is the only sector fund in the UBS
Global Asset  Management fund family.  UBS Global Asset  Management has recently determined to focus primarily on its core investment capabilities,  which do not include sector products such as the Financial Sector Fund.

     In addition,  UBS Global Asset  Management  decided to organize  into three distinct global investment  platforms:  Core Asset  Management,  Alternative and
Quantitative  Investments  ("AQI"), and Real Estate. DSI will be integrated into the AQI  platform,  which  will  enable  DSI to  manage  alternative  investment products, such as hedge funds. Due to certain compliance implications, including possible  conflicts of interest  that may arise if DSI were to manage both hedge funds and mutual funds, DSI has decided to cease managing mutual funds.

     Given the above  considerations,  the Financial  Sector  Fund's  management determined  that a merger  of the Fund  would  be in the best  interests  of the
Financial Sector Fund's shareholders.  Consequently, the Financial Sector Fund's management  submitted  the  proposed  Merger for the  approval of the  Financial
Sector Fund Board. In evaluating the proposed Merger,  the Financial Sector Fund
Board considered,  as more fully described below under "Reasons for the Merger,"
the following factors, among others:

o    Shareholders  of the  Financial  Sector Fund will  likely  benefit by being invested in a portfolio that is more diversified  across industry  sectors, but still provides significant exposure to the financial services sector.

o    The expense  ratio of each class of shares of the Value Equity Fund,  after taking into account  contractual  fee  waivers,  are lower than the expense ratio of the corresponding class of shares of the Financial Sector Fund.

o    The Merger is intended to be a tax-free  reorganization  for federal income tax purposes and,  thus,  Financial  Sector Fund  shareholders  will not be required to pay any federal  income tax solely as a result of the  exchange of their shares of the Financial Sector Fund for shares of the Value Equity
     Fund.

o    UBS  Global AM will  bear all  expenses  incurred  in  connection  with the
     Merger.

o    Financial Sector Fund shareholders will not pay a front-end sales charge to become shareholders of the Value Equity Fund in connection with the Merger.

o    Shareholders of the Financial  Sector Fund will not experience any dilution in the value of their investments as a result of the Merger.

After consideration of these factors,  and for the reasons set forth below under
"REASONS FOR THE MERGER," the  Financial  Sector Fund Board  concluded  that the
Merger is in the best  interests of the  shareholders  of the  Financial  Sector
Fund.

What would happen if the Merger is not approved?

     If the  shareholders  of the  Financial  Sector  Fund  do not  approve  the
Agreement and Plan,  the Merger will not take place,  and the  Financial  Sector
Fund Board may consider other possible courses of action,  including liquidation and dissolution of the Financial Sector Fund.

                                      -3-

                   THE FINANCIAL SECTOR FUND BOARD RECOMMENDS
                THAT YOU VOTE TO APPROVE THE AGREEMENT AND PLAN.

How will the shareholder voting be handled?

     Shareholders  of the  Financial  Sector Fund who own shares at the close of business on August 27, 2003 (the "Record  Date") will be entitled to vote at the
Meeting,  and will be entitled to one vote for each full share and a  fractional vote for each  fractional  share  that they hold.  To approve  the merger of the
Financial  Sector Fund into the Value Equity  Fund, a majority of the  aggregate number of shares  entitled to vote on the proposal must be voted in favor of the
Agreement and Plan.

     Please  vote  by  proxy  as  soon  as  you  receive  this  Prospectus/Proxy
Statement.  You may cast your vote by completing  and signing the enclosed proxy card, or by telephone or via the Internet.  If you return your signed proxy card or vote by telephone or via the Internet,  your votes will be officially cast at the Meeting by the persons  appointed  as proxies.  You can revoke your proxy or change  your  voting  instructions  at any time  until  the vote is taken at the
Meeting. For more details about shareholder voting, see the "VOTING INFORMATION"
section of this Prospectus/Proxy Statement.

What are the general tax consequences of the Merger?

     It is expected  that  shareholders  of the  Financial  Sector Fund will not recognize  any gain or loss for federal  income tax  purposes as a result of the exchange  of their  shares  for shares of the Value  Equity  Fund.  You  should, however, consult your tax advisor regarding the effect of the Merger, if any, in light of your individual circumstances. You should also consult your tax advisor about  state and local tax  consequences  of the  Merger,  if any,  because  the information about tax consequences in this Prospectus/Proxy Statement relates to the federal income tax consequences only. For further  information about the tax consequences of the Merger,  see "INFORMATION ABOUT THE MERGER--What are the tax
consequences of the Merger?"

What are the investment objective and policies of the Value Equity Fund?

     As its investment objective,  the Value Equity Fund seeks to maximize total return,  consisting of capital  appreciation  and current  income.  Under normal circumstances,  the Value  Equity  Fund  invests  at least 80% of its net assets
(plus  borrowings for investment  purposes,  if any) in U.S. equity  securities.
Investments in equity securities may include dividend paying securities,  common stock and  preferred  stock.  The Fund may (but is not  required  to)  engage in certain derivative transactions.

     In addition to equity securities,  the Value Equity Fund may invest in cash or cash equivalent  instruments,  including  shares of money market mutual funds and similar  investment  vehicles.  When market  conditions  warrant,  the Value
Equity  Fund  may  make  substantial  temporary  defensive  investments  in cash equivalents,  which may  affect the Fund's  ability  to achieve  its  investment objective.

     UBS Global AM (Americas)  selects  securities  for the Value Equity Fund by employing  a price to  intrinsic  value  investment  strategy  that  focuses  on identifying  discrepancies between a security's fundamental value and its market price. In this context,  the fundamental value of a given security is UBS Global
AM  (Americas)'s  assessment of what a security is worth.  The Value Equity Fund will select a security whose  fundamental  value it estimates to be greater than its market value at any given time. UBS Global AM (Americas) bases its estimates of intrinsic value upon economic, industry and company

                                      -4-

analysis,  as  well as a  company's  core  competencies,  management  team,  and perceived competitive advantage.

     For further information about the investment  objective and policies of the
Fund, see "ADDITIONAL INFORMATION ABOUT THE INVESTMENT OBJECTIVE AND POLICIES OF
THE VALUE EQUITY FUND."

COMPARISONS OF SOME IMPORTANT FEATURES

How do the investment objectives and policies of the Funds compare?

     The  Financial  Sector  Fund  and the  Value  Equity  Fund  have  different investment  objectives.  The  Financial  Sector  Fund  seeks  long-term  capital appreciation.  The Value Equity Fund seeks to maximize total return,  consisting of capital  appreciation and current income.  Each Fund's  investment  objective cannot be changed without shareholder approval.

     Each Fund seeks to achieve its  objective by investing its assets in equity securities.  Under normal circumstances,  the Value Equity Fund invests at least
80% of its net assets (plus borrowings for investment purposes,  if any) in U.S.
equity  securities.  In contrast,  the Financial  Sector Fund is not required to invest a  specified  percentage  of its  assets in U.S.  issuers.  However,  the
Financial  Sector  Fund is  required to invest at least 80% of its net assets in securities issued by financial services  companies.  Unlike the Financial Sector
Fund,  the Value  Equity  Fund is not  required  by its 80%  policy to focus its assets in any particular sector.

     UBS Global AM (Americas) and DSI utilize different strategies for selecting securities to be purchased by the Funds.  In selecting  securities for the Value
Equity  Fund,  UBS  Global  AM  (Americas)  employs a price to  intrinsic  value
investment  strategy  that  focuses  on  identifying   discrepancies  between  a
security's  fundamental  value  and  its  market  price.  In this  context,  the fundamental  value of a given security is UBS Global AM (Americas)'s  assessment of what a security is worth.  The Value Equity Fund will select a security whose fundamental  value it estimates to be greater than its market value at any given time.  Like the Value Equity Fund,  the  investment  strategy for the  Financial
Sector Fund includes assessing the value characteristics of securities. However, the Financial  Sector Fund's strategy also measures growth  characteristics.  In constructing  the  Financial  Sector  Fund's  portfolio,  DSI seeks to invest in stocks of companies with better-than-average earnings growth that also represent strong,  fundamental investment values. DSI especially looks for companies whose growth characteristics and value are not yet recognized by the market.

     The investment  advisors for the Funds use different  methods for analyzing the  securities  to be  purchased  by the Funds.  In  analyzing  securities  for investment by the Financial  Sector Fund, DSI uses a  proprietary,  multi-factor model, applied in a systematic,  disciplined manner, to make assessments about a
company's  current  and  anticipated  revenues,   earnings,   cash  flow,  asset
composition and dividend yield. In contrast,  UBS Global AM (Americas) bases its estimates of intrinsic value upon economic,  industry and company  analysis,  as
well  as  a  company's  core   competencies,   management  team,  and  perceived
competitive advantage.

     Another  difference  between the Funds is their  classification  concerning diversification.  As a diversified  fund,  the Value Equity Fund adheres to more stringent  requirements as to the percentage of assets it is permitted to invest in the securities of a single issuer than does the Financial  Sector Fund, which is a non-diversified fund.

                                      -5-

     For further information about the investment objectives and policies of the
Funds, see "COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES."

How do the principal risks of investing in the Financial  Sector Fund compare to the principal risks of investing in the Value Equity Fund?

     As with most investments, an investment in the Financial Sector Fund or the
Value  Equity Fund  involves  risks.  There can be no guarantee  against  losses resulting from an investment in either Fund, nor can there be any assurance that a Fund will  achieve its  investment  objective.  The risks  associated  with an investment  in each Fund are  similar and include  those risks  associated  with investing  in equity  securities,  fluctuations  in the  securities  markets and engaging in derivative transactions.

     There are,  however,  certain  differences.  The  Financial  Sector Fund is subject to the risks associated with focusing its investments in the stocks of a single market sector,  the financial  services sector,  whereas the Value Equity
Fund is more diversified across sectors.

     Also,  to the  extent  that the  Financial  Sector  Fund  invests  a larger percentage of assets in a single  issuer than a diversified  fund, it is subject to the risk that the losses on a single issuer will have a greater impact on the
Fund's net asset  value.  As a  diversified  fund,  the Value Equity Fund is not subject to a similar risk.

     For further  information  about the risks of  investing  in the Funds,  see
"COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES."

Who manages the Funds?

     The  management of the business and affairs of the Value Equity Fund is the responsibility  of the Board of Trustees of the Trust (the "UBS Funds  Trustees"
or  "UBS  Funds  Board").  The  UBS  Funds  Trustees  elect  officers,  who  are responsible for the day-to-day operations of the Value Equity Fund.

     UBS Global AM (Americas), a Delaware corporation, is the investment advisor to the Value Equity Fund.  UBS Global AM  (Americas)  is an  investment  advisor registered  with the SEC.  As of June 30,  2003,  UBS Global AM  (Americas)  had
approximately  $36.6 billion in assets.  UBS Global AM (Americas) and UBS Global
AM, the investment  advisor for the Financial Sector Fund and the  administrator for the Financial  Sector Fund and Value Equity Fund, are both indirect,  wholly owned subsidiaries of UBS AG. UBS AG, with headquarters in Zurich,  Switzerland, is an internationally  diversified  organization with operations in many aspects of the financial services  industry.  The address of UBS Global AM (Americas) is
One North Wacker Drive, Chicago, Illinois 60606.

     Pursuant to an investment  advisory  agreement relating to the Value Equity
Fund, UBS Global AM (Americas) is entitled to receive from the Value Equity Fund an investment  advisory fee equal,  on an annual basis,  to 0.70% of the average daily net assets of the Fund. UBS Global AM (Americas) has contractually  agreed to waive its fees and/or  reimburse  certain  expenses so that the Value  Equity
Fund's expenses do not exceed 1.10%, 1.85%, 1.85% and 0.85% of the average daily net assets of its Class A,  Class B,  Class C and Class Y Shares,  respectively, during the Fund's  fiscal  year ending June 30,  2004.  Thereafter,  the expense limit for the Value  Equity Fund will be reviewed  each year,  at which time the continuation  of the expense limit will be discussed by UBS Global AM (Americas)
and the UBS Funds Trustees.  The contractual fee waiver  agreement also provides that UBS Global AM  (Americas)  is entitled to  reimbursement  of fees it waived and/or expenses it reimbursed for a period of three years following such

                                      -6-

fee waivers and expense  reimbursements,  provided that the reimbursement by the
Value Equity Fund of UBS Global AM (Americas) will not cause the total operating expense  ratio to exceed any  contractual  limit in effect for the Value  Equity
Fund.

     Investment  decisions  for the Value Equity Fund are made by an  investment management  team at UBS  Global  AM  (Americas).  No  member  of the  investment
management  team  is  primarily  responsible  for  making   recommendations  for
portfolio purchases by the Value Equity Fund.

     The management of the business and affairs of the Financial  Sector Fund is the responsibility of the Financial Sector Fund Directors.  The Financial Sector
Fund Directors elect officers, who are responsible for the day-to-day operations of the Financial Sector Fund.

     UBS Global AM is the investment  advisor and administrator of the Financial
Sector  Fund.  UBS  Global AM, a  Delaware  corporation  located at 51 West 52nd
Street, New York, New York 10019-6114,  is an investment advisor registered with the SEC. As of June 30, 2003, UBS Global AM had  approximately  $70.5 billion in assets under management.

     Pursuant to an  investment  advisory and  administration  agreement for the
Financial  Sector Fund,  UBS Global AM is entitled to receive a fee for advisory and administrative  services at the annual rate of 0.70% of the Financial Sector
Fund's average daily net assets.

     UBS Global AM has retained the services of DSI to serve as the  sub-advisor to the Financial Sector Fund and to be responsible for the day-to-day management of the Fund's portfolio.  DSI is a registered  investment  advisor whose offices are located at 400 Atlantic Street, 5th Floor,  Stamford,  Connecticut 06901. As
of June 30, 2003, DSI had approximately $5.8 billion in assets under management.
DSI has used a team  approach in its  quantitative  management  of the Financial
Sector Fund's portfolio.

     If the Merger is  approved,  the team  currently  managing the Value Equity
Fund  will  continue  to  manage  the  combined  fund.  DSI will have no role in managing the combined fund.

What are the fees and  expenses  of each Fund and what  might  they be after the
Merger?

     The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  The sales charge  structures of the Funds are identical.  The operating expenses shown for the Financial Sector Fund are based on expenses incurred during the Financial Sector Fund's fiscal year ending March
31, 2003.  The operating  expenses  shown for the Value Equity Fund,  before and after the Merger,  are based on expenses incurred during the Value Equity Fund's most recent fiscal year ending June 30, 2003.

                                      -7-

                 FEES AND EXPENSES FOR THE FINANCIAL SECTOR FUND
                            AND THE VALUE EQUITY FUND

                                SHAREHOLDER FEES
                    (fees paid directly from your investment)

--------------------- --------------- ---------------- ---------------- ---------------- ----------------
                                                                                        Redemption Fee
                                                                                           (as a % of
                      Maximum Sales    Maximum Sales  Maximum  Contingent                     amount
                      Charge (Load)    Charge (Load)   Deferred Sales                       redeemed
                        (as a % of     on Purchases     Charge (Load)                    within 90 days
Fund Names and           offering       (as a % of       (as a % of                       of purchase,
Classes of Shares         price)      offering price)  offering price)   Exchange Fee    if applicable)
--------------------- --------------- ---------------- ---------------- ---------------- ----------------
--------------------- --------------- ---------------- ---------------- ---------------- ----------------
              Class A
Financial Sector Fund     5.50%            5.50%            None             None             None
Value Equity Fund         5.50%            5.50%            None             None             None
Value Equity Fund
After Merger              5.50%            5.50%            None             None             None
              Class B
Financial Sector Fund     5.00%            None             5.00%            None             None
Value Equity Fund         5.00%            None             5.00%            None             None
Value Equity Fund
After Merger              5.00%            None             5.00%            None             None
              Class C
Financial Sector Fund     2.00%            1.00%            1.00%            None             None
Value Equity Fund         2.00%            1.00%+           1.00%            None             None
Value Equity Fund
After Merger              2.00%            1.00%+           1.00%            None             None
              Class Y
Financial Sector Fund      None            None             None             None             None
Value Equity Fund          None            None             None             None             None
Value Equity Fund
After Merger               None            None             None             None             None
--------------------- --------------- ---------------- ---------------- ---------------- ----------------
+    Effective  September  30,  2003,  the 1.00%  maximum  sales charge that was imposed on  purchases  of Class C Shares  will be  eliminated.

                                      -8-

                         ANNUAL FUND OPERATING EXPENSES
                  (expenses that are deducted from Fund assets)

----------------------------------- -------------- ------------- ---------- ------------ ------------------
                                                                   Total
                                                                   Annual       Management Fee
                                        Distribution               Fund         Waivers and
          Fund Names and   Management    and Service   Other      Operating       Expense          Net
         Classes of Share     Fees       (12b-1) Fees  Expenses    Expenses     Reimbursements    Expenses
------------------------- -------------- ------------- ---------- ------------ ------------------ ----------
              Class A
Financial Sector Fund           0.70%       0.25%      0.41%       1.36%           0.00%          1.36%
Value Equity Fund**             0.70%       0.25%     1.90%*       2.85%           1.75%          1.10%
Value Equity Fund After
Merger**                        0.70%       0.25%     0.40%*       1.35%           0.25%          1.10%
              Class B
Financial Sector Fund           0.70%       1.00%      0.47%       2.17%           0.00%          2.17%
Value Equity Fund**             0.70%       1.00%     1.72%*       3.42%           1.57%          1.85%
Value Equity Fund After
Merger**                        0.70%       1.00%     0.46%*       2.16%           0.31%          1.85%
              Class C
Financial Sector Fund           0.70%       1.00%      0.44%       2.14%           0.00%          2.14%
Value Equity Fund**             0.70%       1.00%     1.34%*       3.04%           1.19%          1.85%
Value Equity Fund After
Merger**                        0.70%       1.00%     0.43%*       2.13%           0.28%          1.85%
              Class Y

Financial Sector Fund           0.70%        None      0.55%       1.25%           0.00%          1.25%
Value Equity Fund**             0.70%        None     1.92%*       2.62%           1.77%          0.85%
Value Equity Fund After
Merger**                        0.70%        None     0.54%*       1.24%           0.39%          0.85%
------------------------- -------------- ------------- ---------- ------------ ------------------ ----------

*    Includes an  administrative  fee of 0.075% paid by the Value Equity Fund to
     UBS Global AM.

**   The  Trust,  with  respect  to the Value  Equity  Fund,  and UBS  Global AM
     (Americas)  have  entered  into a written  agreement  pursuant to which UBS
     Global AM  (Americas)  has agreed to waive a portion of its fees  and/or to reimburse expenses to the extent that the Value Equity Fund's expenses, for the fiscal year  ending  June 30,  2004,  otherwise  would  exceed the "Net
     Expenses"  rate shown in the table above for each of the Value  Equity Fund
     Class A Shares, Value Equity Fund Class B Shares, Value Equity Fund Class C
     Shares and Value Equity Fund Class Y Shares, as applicable. Pursuant to the written  agreement,  UBS Global AM  (Americas) is entitled to be reimbursed for any fees it waives and  expenses  it  reimburses  for a period of three years following such fee waivers and expense reimbursements,  to the extent that such  reimbursement  of UBS Global AM  (Americas)  by the Value Equity
     Fund will not cause the Value Equity Fund to exceed any applicable  expense limit that is in place for the Fund.

                                      -9-

     Examples:

     The  following  Examples  are  intended  to help  you  compare  the cost of investing in the  Financial  Sector Fund with the cost of investing in the Value
Equity Fund.  The Examples  assume that you invest  $10,000 in each Fund for the time  periods  indicated  and then redeem all of your shares at the end of those periods.  Each Example also  assumes that your  investment  has a 5% return each year.1 These are examples only, and do not represent future expenses,  which may be greater or less than those shown below.

--------------------------------------- ---------- --------- --------- ---------
                                           1 Year    3 Years   5 Years 10 Years
--------------------------------------- ---------- --------- --------- ---------

Class A
   Financial Sector Fund                    $681       $957    $1254     $2095
   Value Equity Fund (Before Merger)        $656      $1228    $1824     $3432
   Value Equity Fund (After Merger)         $680       $904    $1146     $1838
Class B (assuming sale of all
shares at end of period)
   Financial Sector Fund                     720        979     1364      2109
   Value Equity Fund (Before Merger)         687       1205     1844      3351
   Value Equity Fund (After Merger)          719        912     1229      1819
Class B (assuming no sale of shares)
   Financial Sector Fund                     220        679     1164      2109
   Value Equity Fund (Before Merger)         188        305     1644      3351
   Value Equity Fund (After Merger)          219        612     1029      1819
Class C (assuming sale of all
shares at end of period)
   Financial Sector Fund                     415        763     1238      2548
   Value Equity Fund (Before Merger)         386        919     1577      3339
   Value Equity Fund (After Merger)          414        703     1116      2270
Class C (assuming no sale of shares)
   Financial Sector Fund                     315        763     1238      2548
   Value Equity Fund (Before Merger)         286        919     1577      3339
   Value Equity Fund (After Merger)          314        703     1116      2270
Class Y
   Financial Sector Fund                     127        397      686      1511
   Value Equity Fund (Before Merger)          87        646     1231      2822
   Value Equity Fund (After Merger)          126        310      509      1085

1    The Funds' actual returns may be greater or less than the  hypothetical  5%
     return  used.  The 1 Year costs in the  examples  for the Value Equity Fund reflect  net  operating  expenses  after the  contractual  fee  waivers and expense reimbursements.

Where can I find more financial information about the Funds?

     The   Value   Equity   Fund   Annual   Report,   which   accompanies   this
Prospectus/Proxy  Statement  as Exhibit C,  includes a  discussion  of the Value
Equity  Fund's  performance  during  the past  fiscal  year and  shows per share information  for the Value  Equity  Fund since its  inception  through  its most recently completed fiscal year.

     The Financial  Sector Fund Prospectus and the Financial  Sector Fund Annual
Report contain further  financial  information  about the Financial Sector Fund.
These documents are available upon request (see "INFORMATION ABOUT THE FINANCIAL
SECTOR FUND").

                                      -10-

What are other key features of the Funds?

     Administrative,  Transfer  Agency,  Accounting  and Custody  Services.  UBS
Global AM  serves as the  administrator  to both the Value  Equity  Fund and the
Financial  Sector  Fund.  As  administrator,  UBS  Global  AM  provides  various administrative  services to the Funds.  For the  Financial  Sector  Fund,  these services are included in the fee that the Fund pays  pursuant to its  investment advisory agreement.  For the Value Equity Fund, UBS Global AM is responsible for administering  the affairs of the Value Equity Fund,  including  supervising and managing all aspects of the Fund's  operations  (other than investment  advisory
activities)  pursuant  to  a  separate   administration   contract.   Under  the
administration  contract,  the  Value  Equity  Fund  pays UBS  Global  AM a fee, computed  daily and paid  monthly,  at an annual  rate of 0.075% of the  average daily  net  assets of the Value  Equity  Fund.  J.P.  Morgan  Investor  Services
Company,  a corporate  affiliate  of  JPMorgan  Chase Bank  ("JPMorgan  Chase"), provides accounting,  portfolio valuation and certain administrative services to the Value  Equity Fund  pursuant to a Multiple  Services  Agreement  between the
Trust and JPMorgan Chase.

     PFPC Inc. is the transfer agent and dividend  disbursing agent for both the
Value Equity Fund and the Financial  Sector Fund. PFPC Inc., a subsidiary of PNC
Bank, N.A., is located at 760 Moore Road, King of Prussia, PA 19406.

     JPMorgan  Chase is the custodian of the  securities and other assets of the
Value Equity Fund.  JPMorgan Chase is located at 270 Park Avenue,  New York, New
York 10017. State Street Bank and Trust Company, located at 1776 Heritage Drive,
North  Quincy,  Massachusetts  02171,  serves as the custodian for the Financial
Sector Fund.

     Distribution  Services  and Rule 12b-1  Plans.  The UBS Funds  Trustees and
Financial  Sector Fund  Directors  have each appointed UBS Global AM to serve as the principal  underwriter of the shares of each class of the Funds.  UBS Global
AM offers the shares of the Value  Equity  Fund and the shares of the  Financial
Sector Fund on a best-efforts basis pursuant to separate principal  underwriting contracts  between  UBS  Global  AM and the  Trust,  and UBS  Global  AM and the
Financial Sector Fund, respectively. In addition to its services in distributing shares of the Value Equity Fund and  Financial  Sector Fund,  UBS Global AM also provides ongoing shareholder services to each Fund. UBS Global AM is authorized, under each principal underwriting contract, to enter into dealer agreements with other  broker-dealers  (affiliated and non-affiliated)  with respect to sales of shares of the  respective  Fund or in  connection  with the provision of service activities (a  "Qualified  Dealer").  UBS Global AM markets  shares of the Value
Equity Fund and the Financial Sector Fund directly or through Qualified Dealers.
With respect to both the Value Equity Fund and the Financial  Sector Fund,  when
UBS Global AM receives service fees,  distribution fees or sales charges, it may pay some or all of them to Qualified Dealers.

     Rule 12b-1 Plans.  Each of the Value Equity Fund and the  Financial  Sector
Fund has adopted separate shareholder service and/or distribution plans or "Rule
12b-1 Plans" for the Fund's Class A Shares (a "Class A Plan"), Class B Shares (a
"Class B  Plan")  and  Class C Shares  (a  "Class  C Plan")  (collectively,  the
"Plans").  Under the Plans of each Fund,  UBS Global AM is entitled to receive a service fee, accrued daily and payable  monthly,  at the annual rate of 0.25% of the average daily net assets of each class of shares of each Fund. UBS Global AM uses the service  fees it receives  to  compensate  dealers and others for their expenses  in  connection  with  providing  shareholder  services  for the Funds, including the maintenance of shareholder accounts.

                                      -11-

     In addition to the service  fees,  the Value Equity Fund and the  Financial
Sector Fund pay distribution fees to UBS Global AM pursuant to each Fund's Class
B Plan and Class C Plan. The distribution fees are paid to UBS Global AM for its services and expenses in distributing  and promoting Class B and Class C Shares.
These  expenses  may  include,  among  others,  the  preparation,  printing  and distribution of advertisements  and sales literature for prospective  investors;
the  distribution  of  prospectuses  and other  shareholder  materials for sales purposes;  the payment of distribution  fees to  broker-dealers  that enter into dealer  agreements  with UBS  Global  AM;  and the  payment  of  other  expenses allocated to UBS Global AM's  distribution  activities.  The  distribution  fees payable under the Class B Plans and Class C Plans for the Funds may also be used to pay UBS Global AM for advancing the commission  costs to dealers with respect to the initial sale of such shares.

     Under  its Class B Plan and  Class C Plan,  each Fund pays UBS  Global AM a distribution fee, accrued daily and payable monthly,  at an annual rate of 0.75%
of the average daily net assets of the Fund's Class B Shares and Class C Shares, respectively.

     Because  12b-1  fees are paid out of the  assets of a class of a Fund on an on-going  basis,  over time these fees will increase the cost of a shareholder's investment  and may cost the  shareholder  more than paying other types of sales charges.

     Value Equity Fund Class Y Shares and  Financial  Sector Fund Class Y Shares
do not have Rule 12b-1 Plans.

     Purchase, Exchange and Redemption Procedures.  Procedures for the purchase, exchange and  redemption  of shares of the  Financial  Sector Fund and the Value
Equity Fund are similar.  You may refer to the Financial Sector Fund Prospectus, and the Value Equity Fund Prospectus,  which  accompanies this  Prospectus/Proxy
Statement,  for the purchase,  exchange, and redemption procedures applicable to the purchases,  exchanges and redemptions of shares of the Financial Sector Fund and Value Equity Fund,  respectively.  Set forth below is a brief description of the basic purchase, exchange, and redemption procedures applicable to the shares of the Funds.  The shareholders of the Financial Sector Fund will not be subject to any front-end sales charges described below in connection with the Merger.

     Shares of either Fund may be purchased directly from the Fund by contacting its transfer agent, or through brokers,  dealers, other financial intermediaries and financial  institutions  (banks and bank trust  departments) that have sales agreements with the Funds.

     Only specific types of investors are eligible to purchase Value Equity Fund
Class Y Shares and  Financial  Sector Fund Class Y Shares.  You may refer to the
Value Equity Fund Prospectus, which accompanies this Prospectus/Proxy Statement, and the Financial  Sector Fund Prospectus,  for more information  concerning the eligibility requirements for purchasing Class Y Shares of the Funds.

     The  minimum  initial  investment  for Class A,  Class B and Class C of the
Funds is $1,000,  and each  subsequent  investment  must be at least $100.  Both
Funds may waive or reduce their investment minimums for certain investors.

     Purchases of Class A Shares of each Fund are subject to a maximum front-end sales charge of 5.50% of the offering  price,  with  reduced  sales  charges for purchases of $50,000 or more, and no front-end sales charge imposed on purchases of $1,000,000 or more. Purchases of $1,000,000 or more of Class A Shares of each
Fund,  however,  are subject to a contingent  deferred sales charge  ("CDSC") of
1.00% for shares redeemed within one year after purchase.

                                      -12-

     Purchases  of Class B Shares of each Fund are not subject to a sales charge on purchases, but are subject to a CDSC when shares are sold before the end of a specified period.  Sales of Class B Shares of each Fund are subject to a CDSC as shown in the table below:

If shares are sold within:  Percentage (based on amount of investment) by which the shares' net asset value is multiplied:

                          Less than   $100,000 to  $250,000 to  $500,000 to
                           $100,000     $249,999    $499,999      $999,999
                           --------     --------    --------      --------
1st year since purchase       5%           3%          3%            2%
2nd year since purchase       4%           2%          2%            1%
3rd year since purchase       3%           2%          1%           None
4th year since purchase       2%           1%         None          None
5th year since purchase       2%          None        None          None
6th year since purchase       1%          None        None          None
7th year since purchase      None         None        None          None

     The CDSC for the Class B Shares of each Fund is calculated  by  multiplying the lesser of the net asset  value of the shares at the time of  purchase or the net asset value at the time of sale by the  applicable  percentage  shown in the table  above.  Class B Shares of each Fund  automatically  convert to the Fund's
Class A Shares,  which have lower ongoing  expenses,  after the end of the sixth year for purchases of less than  $100,000,  after the end of the fourth year for purchases  of at least  $100,000  but less than  $250,000,  after the end of the third year for purchases of at least $250,000 but less than $500,000,  and after the end of the second year for  purchases of at least  $500,000 but less than $1 million.

     Regardless of the amount of the investment,  Class B Shares of Family Funds
("Family  Funds" include other UBS Funds,  UBS PACE Select funds and other funds for which UBS Global AM serves as principal  underwriter)  purchased or acquired prior to  November  5,  2001 and  exchanged  (including  exchanges  as part of a reorganization,  such as the Merger)  for shares of the Funds after  November 5,
2001  (collectively,  "Prior  Class B Shares")  are subject to a deferred  sales charge at the time of redemption at the following percentages: (i) 5%, if shares are sold  within  the first  year  since  purchase;  (ii) 4%, if shares are sold within the second year since  purchase;  (iii) 3%, if shares are sold within the third year  since  purchase;  (iv) 2%, if shares  are sold  within the fourth or fifth year since purchase;  and (v) 1%, if shares are sold within the sixth year of purchase.  Prior Class B Shares held longer than six years are not subject to a deferred sales charge and automatically  convert to Class A Shares, which have lower ongoing expenses.  Shareholders who purchased or acquired Financial Sector
Fund Class B Shares prior to November 5, 2001, will receive Prior Class B Shares of the Value Equity Fund in the Merger.

     As of the date of this  Prospectus/Proxy  Statement,  the Class C Shares of each Fund are  subject  to a  front-end  sales  charge of 1.00% of the  offering price, and a CDSC of 1.00% of the shares' net asset value if the shares are sold within one year of purchase.  However,  effective  September 30, 2003, the 1.00%
front-end  sales charge  imposed on Class C Shares of the Value Equity Fund will be  eliminated.  The CDSC for  each  Fund's  Class C  Shares  is  calculated  by multiplying  the  lesser  of the net  asset  value of the  shares at the time of purchase or the net asset value at the time of sale by 1.00%.

     The Funds  reduce or waive their sales  charges for certain  investors  and transactions  in the Funds'  shares.  For a complete  description  of the Funds'
sales charges and the  exemptions  from such charges,  please refer to the Value
Equity Fund Prospectus, which accompanies this Prospectus/Proxy Statement,

                                      -13-

and the Statement of Additional  Information  relating to this  Prospectus/Proxy
Statement,  as well as the Financial Sector Fund Prospectus and Financial Sector
Fund SAI.  Value  Equity Fund Class Y Shares and  Financial  Sector Fund Class Y
Shares are not subject to a front-end sales charge or a CDSC.

     The  purchase  price of shares  of each  Fund is based on net  asset  value
("NAV"),  plus any applicable sales charge.  The NAV per share for each class of each Fund is calculated as of the close of regular trading (generally, 4:00 p.m.
Eastern  time) on each day that the New York Stock  Exchange  ("NYSE")  is open.
Purchase  orders for shares of each Fund  received  in good form by the close of regular  trading on the NYSE are priced  according to the NAV determined on that day;  otherwise,  they are priced  according  to the next  determined  price per share. Each Fund reserves the right to reject any purchase request.

     Shares of each class of each Fund, except the Funds' Class Y Shares, may be exchanged for shares of the same class of most other Family Funds.  Exchanges in shares of both Funds are subject to the initial minimum investment  requirements to the same extent as purchases of the shares.  Exchanges are not subject to any sales charges at the time of the exchange. Exchanges are treated as a redemption and new purchase for federal income tax purposes, and accordingly,  may have tax consequences for shareholders.

     Shares of each class of each Fund may be sold at any time at the NAV (minus any  applicable  sales  charge)  next  calculated  after the Fund  receives  the redemption order in good form. Shareholders of either Fund can sell their shares by  contacting  the  Funds'  transfer  agent or, if  shares  are held  through a financial institution, by contacting the shareholders' financial institutions or investment  professionals.  Each  institution or  professional  may have its own procedures and requirements for selling shares of the Funds and may charge fees.

     Dividends,  Distributions  and Taxes.  Each Fund normally declares and pays income  dividends and distributes  any realized gains  annually.  Both the Value
Equity Fund and the Financial Sector Fund automatically  reinvest  distributions in additional shares of the same class of that Fund, unless the Fund is notified that the shareholder elects to receive such distributions in cash.

     Distributions  from both the Value  Equity  Fund and the  Financial  Sector
Fund, whether received in cash or in additional shares, are generally subject to income tax, unless the shares are held in a tax-exempt or tax-deferred  account.
In general,  distributions  from either Fund are taxable to the  shareholder  as either  ordinary  income  or  capital  gains.  Both the  Value  Equity  Fund and
Financial Sector Fund notify their  shareholders  annually of the source and tax status of all Fund  distributions  for  federal  income tax  purposes.  For more information  about the tax  implications of investments in the Value Equity Fund and the  Financial  Sector  Fund,  see the Value Equity Fund  Prospectus,  which
accompanies  this   Prospectus/Proxy   Statement,   the  Financial  Sector  Fund
Prospectus,  the  Financial  Sector Fund SAI, and the  Statement  of  Additional
Information relating to this Prospectus/Proxy Statement.

                             REASONS FOR THE MERGER

     UBS  Global  AM has  reviewed  its  mutual  funds and  determined  that the
Financial  Sector  Fund,  which  is  based  on a  proprietary  model  run by its sub-advisor,  DSI, is unlikely to attract additional assets,  particularly since the  Financial  Sector  Fund is the only  sector  fund in the UBS  Global  Asset
Management fund family.  UBS Global Asset Management has recently  determined to focus primarily on its core investment capabilities, which do not include sector products such as the Financial Sector Fund.

                                      -14-

     In addition,  UBS Global Asset  Management  decided to organize  into three distinct global investment  platforms:  Core Asset  Management,  Alternative and
Quantitative  Investments  ("AQI"), and Real Estate. DSI will be integrated into the AQI  platform,  which  will  enable  DSI to  manage  alternative  investment products, such as hedge funds. Due to certain compliance implications, including possible  conflicts of interest  that may arise if DSI were to manage both hedge funds and mutual funds, DSI has decided to cease managing mutual funds.

     For the reasons  described  above,  the Agreement and Plan was presented to the Financial Sector Fund Directors for their  consideration,  and the Financial
Sector  Fund Board,  on behalf of the  Financial  Sector  Fund,  determined,  as described below, to recommend that shareholders approve the Merger.

     In  conjunction  with the  presentation  of the  Agreement  and  Plan,  the
Financial  Sector Fund  Directors  questioned  UBS Global AM about the potential benefits and costs of the Merger to the  shareholders  of the  Financial  Sector
Fund. In deciding whether to recommend approval of the Merger to shareholders of the Financial  Sector Fund,  the Financial  Sector Fund  Directors  considered a number of factors.  The Financial  Sector Fund Directors did not assign relative weights to the following  factors or deem any one of them to be  controlling  in and of itself. The factors included:

o    Shareholders of the Financial  Sector Fund will likely benefit by investing in a portfolio that is more diversified across industry sectors,  but still provides significant exposure to the financial services sector.  Currently, approximately  35% of the Value  Equity  Fund's  portfolio  is  invested in securities of financial services companies.

o    Because  it is  unlikely  that  the  Financial  Sector  Fund  will  attract additional  assets, UBS Global AM believes that it will be unable to retain a sub-advisor to manage the Fund.

o    Financial Sector Fund shareholders,  following the Merger, will invest in a fund that is managed  according to the core investment  capabilities of UBS
     Global Asset Management.

o    Financial Sector Fund shareholders will not pay a front-end sales charge to become shareholders of the Value Equity Fund in connection with the Merger.

o    The Merger is intended to be a tax-free  reorganization  for federal income tax purposes and,  thus,  Financial  Sector Fund  shareholders  will not be required to pay any federal  income tax solely as a result of the  exchange of their shares of the Financial Sector Fund for shares of the Value Equity
     Fund.

o    UBS  Global AM will  bear all  expenses  incurred  in  connection  with the
     Merger.

o    Because the  proposed  Merger will be effected on the basis of the relative net asset values of the Funds,  shareholders  of the Financial  Sector Fund will not  experience  any dilution in the value of their  investments  as a result of the Merger.

o    If the Merger is approved by shareholders of the Financial  Sector Fund and the merger of the Funds is consummated,  the  shareholders of the Financial
     Sector Fund will become shareholders of the Value Equity Fund.

o    The expense ratios of the Value Equity Fund,  taking into account the Value
     Equity Fund's contractual fee waivers, are lower than the expense ratios of the Financial Sector Fund.

o    As   shareholders  of  the  Value  Equity  Fund,   Financial   Sector  Fund
     shareholders  would  continue to benefit  from the same  high-quality  fund administration and shareholder services.

                                      -15-

o    The combined fund may be better positioned to attract new assets, following the Merger,  than the Financial Sector Fund would be, absent the merger. If the  combined  fund  attracts  new  assets,  it may  experience  additional economies of scale, which could result in lower operating expenses.

     The Financial  Sector Fund Board also considered that the Financial  Sector
Fund is required by its  prospectus to invest 80% of its assets in securities in the financial  services  sector.  DSI thus has somewhat  limited  flexibility in making  investment  decisions for the Financial  Sector Fund, as compared to the broader mandate of UBS Global AM (Americas) in managing the Value Equity Fund.

     The Financial  Sector Fund  Directors  concluded  that the Merger is in the best  interests of the  shareholders  of the  Financial  Sector Fund and that no dilution of value would result for the shareholders of the Financial Sector Fund from the Merger.  The Financial  Sector Fund Directors,  including a majority of the Directors who are not interested  persons of the Financial Sector Fund, then decided to approve the Agreement and Plan and to recommend that  shareholders of the Financial Sector Fund vote to approve the Merger.

     The UBS Funds  Trustees  also  determined  that the  Merger was in the best interests of the Value Equity Fund and its  shareholders and that no dilution of value would result to those shareholders.

     For the reasons discussed above, the Financial Sector Fund Board, on behalf of the  Financial  Sector Fund,  recommends  that you vote FOR the Agreement and
Plan.

     If the  shareholders  of the  Financial  Sector  Fund  do not  approve  the
Agreement and Plan,  the Merger will not take place,  and the  Financial  Sector
Fund  Directors  may  consider  other  possible  courses  of  action,  including liquidation and dissolution of the Financial Sector Fund.

                          INFORMATION ABOUT THE MERGER

     This is only a summary  of the  Agreement  and Plan.  You  should  read the actual Agreement and Plan. It is attached as Exhibit A and  incorporated  herein by reference.

How will the Merger be carried out?

     If the  shareholders of the Financial Sector Fund approve the Agreement and
Plan,  the Merger will take place after various  conditions are satisfied by the
Financial  Sector  Fund,  and by the Trust,  on behalf of the Value Equity Fund, including the delivery of certain  documents.  The Financial Sector Fund and the
Trust will agree on the specific  date for the actual  Merger to take place (the
"Closing").

     If the  shareholders of the Financial Sector Fund approve the Agreement and
Plan,  the  Financial  Sector  Fund  will  deliver  to  the  Value  Equity  Fund substantially  all  of  the  Financial  Sector  Fund's  assets,  subject  to its liabilities, at the Closing. In exchange, the Financial Sector Fund will receive
Value Equity Fund Class A Shares, Value Equity Fund Class B Shares, Value Equity
Fund Class C Shares and Value Equity Fund Class Y Shares,  to be distributed pro rata by the  Financial  Sector  Fund to its  shareholders  in the  corresponding classes,  in complete  liquidation and dissolution of the Financial Sector Fund.
The value of the assets of the  Financial  Sector  Fund to be  delivered  to the
Value Equity Fund shall be the value of such net assets computed as of the close of business of the NYSE (normally,  4:00 p.m. Eastern time) on the last business day prior to the Closing (the "Valuation Date").

                                      -16-

     The stock transfer  books of the Financial  Sector Fund will be permanently closed as of the Valuation Date. The Financial  Sector Fund will accept requests for  redemption  only if received  in proper  form  before  that time.  Requests received  after that time will be  considered  requests to redeem  shares of the
Value Equity Fund.

     To the extent permitted by law, the Financial Sector Fund and the Trust may
agree to amend the Agreement  and Plan without  shareholder  approval.  They may also agree to  terminate  and abandon the Merger at any time  before,  or to the extent  permitted by law,  after the approval of  shareholders  of the Financial
Sector Fund.

Who will pay the expenses of the Merger?

     UBS Global AM will pay all expenses incurred in connection with the Merger.

What are the tax consequences of the Merger?

     The Merger is intended to qualify as a tax-free  reorganization for federal income tax purposes  under  Section  368(a)(1)  of the Internal  Revenue Code of
1986, as amended.  Based on certain  assumptions made and  representations to be received from the Financial  Sector Fund,  and from the Trust,  on behalf of the
Value Equity Fund, it is expected that  Stradley,  Ronon,  Stevens & Young,  LLP will  provide a legal  opinion  that,  for  federal  income  tax  purposes,  (i)
shareholders  of the  Financial  Sector Fund will not recognize any gain or loss solely as a result of the exchange of their shares of the Financial  Sector Fund for shares of the Value  Equity  Fund,  and (ii) the Value  Equity  Fund and its
shareholders  will not  recognize any gain or loss upon receipt of the Financial
Sector Fund's assets.

     You should  recognize  that an  opinion  of  counsel is not  binding on the
Internal  Revenue  Service  ("IRS") or any court.  Neither the Financial  Sector
Fund, nor the Trust,  on behalf of the Value Equity Fund,  will seek to obtain a ruling from the IRS regarding the tax  consequences of the Merger.  Accordingly, if the IRS  sought  to  challenge  the tax  treatment  of the  Merger  and  were successful,  neither of which is  anticipated,  the Merger could be treated,  in whole or in part,  as a taxable  sale of assets by the  Financial  Sector  Fund, followed by the taxable liquidation of the Financial Sector Fund.

     You should consult your tax advisor  regarding the effect of the Merger, if any, in light of your individual circumstances. You should also consult your tax advisor  about  the state and local  tax  consequences  of the  Merger,  if any, because this discussion only relates to the federal income tax consequences.

What should I know about the Value Equity Fund Shares?

     If the Merger is approved,  full and fractional  shares of the Value Equity
Fund will be issued without the imposition of a front-end  sales charge or other fee to  shareholders  of the  Financial  Sector  Fund  in  accordance  with  the procedures  described  above.  When issued,  each share will be duly and validly issued,  fully  paid,  nonassessable  and fully  transferable.  All shares  have noncumulative  voting rights.  This gives holders of more than 50% of the shares voting the  ability to elect all of the  members of the Board of Trustees of the
Trust. If this happens,  holders of the remaining shares voting will not be able to elect any trustees.

     A shareholder  of a class of shares of the Value Equity Fund will receive a pro rata share of all distributions  arising from the Value Equity Fund's assets attributable to the class of shares owned by the

                                      -17-

shareholder,  and upon redeeming  shares,  will receive the portion of the Value
Equity  Fund's  net  assets  attributable  to the class of  shares  owned by the shareholder represented by the redeemed shares.

     The shares of the Value Equity Fund will be recorded to each  shareholder's account on the books of the Value Equity Fund's transfer agent. The Value Equity
Fund does not issue share certificates.

How do shareholder rights and obligations of the Funds compare?

     While  the Trust  and the  Financial  Sector  Fund are  separate  entities, organized  under the laws of different  jurisdictions  and governed by different organizational  documents,  shareholders  of the Financial  Sector Fund will not experience a material reduction in shareholder rights as a result of the Merger.

     The Trust is  organized  as a Delaware  statutory  trust and governed by an
Agreement  and  Declaration  of Trust (the "Trust  Agreement").  Under the Trust
Agreement,  the Trust has an unlimited number of authorized shares of beneficial interest,  with each share having a par value of $0.001 per share. The Financial
Sector Fund is organized as a Maryland Corporation and governed by a Restatement of Articles of Incorporation  (the  "Articles").  Pursuant to the Articles,  the
Financial  Sector Fund is currently  authorized to issue  300,000,000  shares of common  stock,  with each share  having a par value of $0.01 per share.  The UBS
Funds Trustees and the Financial Sector Fund Directors (together,  the "Boards")
may,  without  shareholder  approval,   divide  the  authorized  shares  of  the
applicable  entity into an  unlimited  number of separate  portfolios  or series
("series"). The Boards may also, without shareholder approval, divide the series into two or more  classes of shares.  The Trust  currently  consists  of fifteen series, including the Value Equity Fund. Each series of the Trust, including the
Value Equity Fund,  offers four  classes of shares  (designated  Class A Shares,
Class B Shares, Class C Shares and Class Y Shares). The Financial Sector Fund is
not divided into separate  series but offers four classes of shares  (designated
Class A Shares,  Class B Shares,  Class C Shares and Class Y Shares).  The Trust
and each  series  of the  Trust,  as well as the  Financial  Sector  Fund,  will continue indefinitely until terminated.

     With  respect to a series of shares of the Trust and the  Financial  Sector
Fund,  shares of the same class have equal dividend,  distribution,  liquidation and voting rights, and fractional shares have proportionate  rights. Each series or class bears its own expenses related to its distribution of shares (and other expenses,  such as  transfer  agency,  shareholder  service  and  administration expenses). Generally, shares of the Trust will be voted in the aggregate without differentiation  between  separate  series or classes;  provided  however,  if a matter only affects certain series or classes,  then only shares of the affected series or  classes  shall be voted in the  aggregate.  Shares  of the  Financial
Sector Fund are voted together,  except that  shareholders of a particular class of the Fund may vote on matters affecting only that class.

     Under the Trust Agreement and the Articles, annual meetings of shareholders are not required to be held. Generally, the Trust and Financial Sector Fund call shareholder  meetings only when  specifically  required by federal law or by the law of its jurisdiction of  organization.  Shareholders  representing  one-tenth
(10%) or more of the  outstanding  shares entitled to vote on a matter may cause the  Trust  to call a  shareholder  meeting  on any  matter  and may  cause  the
Financial Sector Fund to call a shareholder meeting for the purpose of voting on the  removal of a director.  For  matters  other than the removal of a director, shareholders representing 25% or more of the outstanding shares entitled to vote on a matter may cause the Financial  Sector Fund to call a shareholder  meeting.
With respect to both the Trust and Financial Sector Fund, a shareholder  meeting is not required to be called upon the request of  shareholders  entitled to cast less  than a  majority  of all  votes  entitled  to be cast at such  meeting  to consider any matter that is

                                      -18-

substantially  the same as a matter  voted on at any  shareholder  meeting  held during the preceding twelve months.

     Under  Delaware law and the Trust's Trust  Agreement,  shareholders  of the
Value  Equity Fund are not held  personally  liable for the  obligations  of the
Trust or the Value Equity Fund.  Similarly,  under Maryland law, shareholders of the Financial  Sector Fund are not subject to personal  liability for any claims or liabilities of the Financial  Sector Fund solely by reason of being or having been a shareholder of the Fund.

What are the assets of the Funds and what might the  capitalization be after the
Merger?

     The  following  table sets forth,  as of June 30,  2003,  the assets of the
Value  Equity  Fund  and  the   Financial   Sector  Fund,   and  the   estimated
capitalization  of the  Value  Equity  Fund as  adjusted  to give  effect to the proposed Merger. The final  capitalization of the Value Equity Fund is likely to be different when the Merger is consummated.

                                                                      Value Equity Fund
                           Value Equity Fund Financial Sector Fund         Class A
                                Class A             Class A              after Merger
                              (unaudited)         (unaudited)            (estimated)
                           -----------------------------------------------------------------
Net assets                 $ 1,072,523       $ 85,973,374              $ 87,045,897
Total shares outstanding       115,199          3,527,487                 9,349,517
Net asset value per share  $      9.31       $      24.37              $       9.31

                                                                      Value Equity Fund
                           Value Equity Fund Financial Sector Fund         Class B
                                Class B             Class B              after Merger
                              (unaudited)         (unaudited)            (estimated)
                           -----------------------------------------------------------------
Net assets                 $   709,121       $ 37,891,352              $ 38,600,473
Total shares outstanding        76,980          1,648,389                 4,190,374
Net asset value per share  $      9.21       $      22.99              $       9.21

                                                                      Value Equity Fund
                           Value Equity Fund Financial Sector Fund         Class C
                                Class C             Class C              after Merger
                              (unaudited)         (unaudited)            (estimated)
                           -----------------------------------------------------------------
Net assets                 $ 1,025,446       $ 18,744,615              $ 19,770,061
Total shares outstanding       111,184            816,865                 2,143,565
Net asset value per share  $      9.22       $      22.95              $       9.22

                                                                      Value Equity Fund
                           Value Equity Fund Financial Sector Fund         Class Y
                                Class Y             Class Y              after Merger
                              (unaudited)         (unaudited)            (estimated)
                           -----------------------------------------------------------------
Net assets                 $ 4,790,254       $    992,207              $  5,782,461
Total shares outstanding       513,457             40,521                   619,810
Net asset value per share  $      9.33       $      24.49              $       9.33

                                      -19-

    ADDITIONAL INFORMATION ABOUT THE INVESTMENT OBJECTIVE AND POLICIES OF THE
                               VALUE EQUITY FUND

     The  investment  objective  of the Value  Equity Fund is to maximize  total return,  consisting of capital  appreciation  and current  income.  Under normal circumstances,  the Value  Equity  Fund  invests  at least 80% of its net assets
(plus  borrowings for investment  purposes,  if any) in U.S. equity  securities.
Investments  in equity  securities may include  common stock,  preferred  stock, convertible securities,  securities such as warrants or rights, and sponsored or unsponsored American,  European and Global depositary receipts. The Value Equity
Fund also may (but is not required to) use forward currency contracts,  options, futures  and other  derivatives  as part of its  investment  strategy or to help manage portfolio risks.

     In addition to equity securities,  the Value Equity Fund may invest in cash or cash equivalent instruments,  including shares of affiliated and unaffiliated money market mutual funds and similar private investment vehicles.  Under normal circumstances,  the Value Equity Fund may invest up to 20% of its assets in cash or cash  equivalent  investments.  The Value  Equity Fund may invest 100% of its assets in cash or cash equivalents for temporary defensive purposes.

     In selecting securities for the Value Equity Fund, UBS Global AM (Americas)
focuses on, among other things,  identifying  discrepancies between a security's fundamental  value and its market price. In this context,  the fundamental value of a given security is UBS Global AM (Americas)'s  assessment of what a security is worth. The Value Equity Fund will select a security whose  fundamental  value it estimates  to be greater  than its market  value at any given time.  For each stock under analysis,  UBS Global AM (Americas) bases its estimates of intrinsic value upon economic,  industry and company analysis, as well as a company's core competencies,  management team, and perceived competitive advantage.  UBS Global
AM  (Americas)  then compares its  assessment of a security's  value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

     The Value  Equity  Fund is likely to  experience  high  portfolio  turnover following the Merger due to  anticipated  sales of portfolios  securities of the
Financial  Sector  Fund  acquired  in the  Merger  that do not  align  with  the investment policies and strategies of the Value Equity Fund. Increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     This section describes the key investment policies of the Value Equity Fund and the Financial  Sector Fund and certain  noteworthy  differences  between the investment strategies and policies of the Funds. For a more complete description of the Value Equity Fund's  investment  policies and risks,  you should read the
Value Equity Fund Prospectus,  which accompanies this Prospectus/Proxy Statement as Exhibit B.

Are there any  significant  differences  between the  investment  objectives and policies of the Funds?

     Investment Objectives and Investment Strategies.  The Value Equity Fund and
the Financial Sector Fund have different investment objectives. The Value Equity
Fund seeks to maximize  total  return,  consisting of capital  appreciation  and current  income.  The Financial  Sector Fund's  investment  objective is to seek long-term  capital  appreciation.  Each Fund's  investment  objective may not be changed without shareholder approval.

     Unless otherwise stated,  each of the investment policies described in this
Prospectus/Proxy  Statement is a non-fundamental  policy. Policies or investment restrictions of a Fund that are deemed to be

                                      -20-

fundamental  may not be changed  without  the  approval  of the lesser of: (i) a majority  of the  outstanding  shares  of the  Fund;  or (ii) 67% or more of the shares  represented  at a meeting of  shareholders  at which the holders of more than 50% of the  outstanding  shares of the Fund are  represented.  Policies  or investment  restrictions of a Fund that are deemed to be non-fundamental  may be changed by the Fund's Board without shareholder approval.

     Each Fund has  adopted a policy to invest  80% of its net  assets in equity securities.  The Financial Sector Fund, under normal  circumstances,  invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities issued by financial services  companies,  which include banks, thrifts, insurance companies, finance companies,  securities firms and companies that provide  specialized  services to them. The Value Equity Fund, under normal circumstances,  invests  at least 80% of its net  assets  (plus  borrowings  for investment  purposes,  if any) in U.S.  equity  securities.  The 80%  investment policies of the Funds differ in two ways.  First,  the Financial  Sector Fund is required  to commit  at least 80% of its  assets  to  investments  in  financial services  companies,  thus  concentrating  its  investments  in a single  market sector.  In contrast,  the Value  Equity Fund is not required by its  investment policy to focus its  investments in the financial  services  sector or any other group of  industries.  Thus,  the Value Equity Fund may invest  across a broader range of businesses. Second, the Value Equity Fund is required by its investment policy  to invest at least  80% of its net  assets  in U.S.  issuers,  while the
Financial  Sector  Fund  is  not  similarly  required  by  its  policy  to  make investments in U.S.  securities.  Despite the differences  described  above, the portfolios of the two Funds are more similar than their 80% investment  policies would  indicate.  Currently,  approximately  35%  of  the  Value  Equity  Fund's portfolio is invested in financial  services companies and 100% of the Financial
Sector Fund's portfolio is invested in U.S. securities.

     UBS Global AM (Americas) and DSI utilize different strategies for selecting securities to be purchased by the Funds.  In selecting  securities for the Value
Equity  Fund,  UBS  Global  AM  (Americas)  employs a price to  intrinsic  value
investment  strategy  that  focuses  on  identifying   discrepancies  between  a
security's  fundamental  value  and  its  market  price.  In this  context,  the fundamental  value of a given security is UBS Global AM (Americas)'s  assessment of what a security is worth.  The Value Equity Fund will select a security whose fundamental  value it estimates to be greater than its market value at any given time.  UBS Global AM  (Americas)  then  compares its  assessment of a security's value  against  the  prevailing  market  price  with the aim of  constructing  a portfolio  of  stocks  for  the  Value  Equity  Fund  with  attractive  relative price/value characteristics.

     Like the Value  Equity Fund,  the  investment  strategy  for the  Financial
Sector Fund includes assessing the value characteristics of securities. However, the Financial  Sector Fund's strategy also measures growth  characteristics.  In constructing  the  Financial  Sector  Fund's  portfolio,  DSI seeks to invest in stocks of companies with better-than-average earnings growth that also represent strong,  fundamental investment values. DSI especially looks for companies whose growth characteristics and value are not yet recognized by the market.

     The investment  advisor for the Value Equity Fund and the  sub-advisor  for the Financial Sector Fund use different  methods for analyzing the securities to be  purchased  by the Funds.  In  analyzing  securities  for  investment  by the
Financial Sector Fund, DSI uses a multi-factor  model,  applied in a systematic,
disciplined   manner,   to  make  assessments  about  a  company's  current  and
anticipated revenues, earnings, cash flow, asset composition and dividend yield.
In contrast,  UBS Global AM (Americas) bases its estimates of intrinsic value of securities upon economic,  industry and company analysis, as well as a company's core competencies, management team, and perceived competitive advantage.

                                      -21-

     Unlike the Financial  Sector Fund, the Value Equity Fund is a "diversified"
fund under the 1940 Act. As a diversified  fund,  75% of the Value Equity Fund's total  assets may not be invested so that:  (a) more than 5% of its total assets are invested in the securities of a single issuer,  or (b) it owns more than 10%
of the outstanding  voting securities of a single issuer.  The Value Equity Fund is not  prohibited  from  investing  the  remaining  25% of  its  assets  in the securities  of a single  issuer  or in more than 10% of the  outstanding  voting securities  of a single  issuer.  This  policy  is a  fundamental  policy.  As a non-diversified  fund, the Financial Sector Fund may invest a greater portion of its assets in the securities of any one issuer and, therefore,  a smaller number of issuers than a diversified fund such as the Value Equity Fund.

     Principal  Investments.  As stated above,  under normal market  conditions, both Funds seek to achieve their investment objectives by investing primarily in equity securities.

     Equity Securities. Each Fund's investments in equity securities may include common  stock,  preferred  stock,  convertible  securities,  securities  such as warrants or rights, and sponsored or unsponsored  American,  European and Global depositary  receipts.  The  Financial  Sector  Fund may also  invest  in  equity interests in trusts, partnerships, joint ventures or similar enterprises.

     Foreign  Investments.  As part of its principal  investment  strategy,  the
Financial  Sector  Fund may  invest  up to 20% of its  total  assets  in  equity securities and  investment  grade bonds of foreign  issuers.  Although the Value
Equity  Fund  maintains  flexibility  to invest in foreign  securities,  foreign investing is not a principal investment strategy of the Fund.

     Cash and Cash Equivalents.  Each Fund may invest a portion of its assets in
short-term  debt  securities   (including   repurchase  agreements  and  reverse
repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities,  and banks and finance companies, which may be denominated in any currency. Each Fund may also invest a portion of its assets in shares issued by affiliated  or  unaffiliated  money market  mutual funds and similar  private investment vehicles.  In addition,  the Financial Sector Fund may invest in debt obligations  issued or guaranteed by one or more foreign  governments  or any of
their  political   subdivisions,   agencies  or   instrumentalities,   including
obligations of supranational entities. Both Funds may invest in cash equivalents
for  a  variety  of  reasons,   including  for  liquidity,  in  anticipation  of
shareholder  redemptions  of Fund  shares,  to  reinvest  cash  collateral  from securities lending  activities and as part of their normal investment  programs.
The  Financial  Sector Fund may also invest in these  instruments  as a means to facilitate  the  transition  to a new  investment  style  or  strategy  if a new sub-advisor were selected.

     Under normal circumstances, each Fund may invest up to 20% of its assets in cash and cash equivalents.  However,  in order to protect against adverse market conditions, each Fund may take a temporary defensive position by investing up to
100% of its assets in cash or cash equivalents.

     Debt Securities. While the Value Equity Fund is only permitted to invest in the cash and cash  equivalents  described  above,  the Financial Sector Fund may invest up to 20% of its net assets in  investment  grade bonds of  corporations, governments and other issuers. In addition, the Financial Sector Fund may invest in zero coupon and other OID securities  and engage in  when-issued  and delayed delivery transactions.

     Derivatives.  Derivative  securities are those  securities whose values are dependent upon the performance of one or more securities, indices or currencies.
Both Funds may engage in the  following  types of derivative  transactions:  (i)
options  on  securities,   securities  indices  and  foreign  currencies;   (ii)
securities  index futures  contracts,  foreign  currency  futures  contracts and interest rate futures contracts;  and (iii) options on futures  contracts.  Both
Funds may also engage in forward currency contracts and swap transactions.  Each
Fund may use  derivatives  for a variety of  reasons,  including  as part of its investment  strategies and to help manage  portfolio risks. The Financial Sector
Fund may enter into transactions

                                      -22-

involving  one or more types of  derivatives  where the full value of the Fund's portfolio is at risk,  while the Value Equity Fund is not permitted to engage in derivatives to this extent. Under normal  circumstances,  however, the Financial
Sector Fund's use of derivatives will place a much smaller portion of the Fund's assets at risk.

     Portfolio  Turnover.  The  Financial  Sector  Fund may  engage in  frequent trading to achieve  its  investment  objective.  Frequent  trading can result in portfolio turnover of 100% or more (high portfolio  turnover).  Frequent trading may increase the portion of the Fund's  capital  gains that are realized for tax purposes  in any  given  year.  Frequent  trading  also  may  result  in  higher transaction  costs and may negatively  affect fund  performance.  Normally,  the
Value Equity Fund expects to have a portfolio  turnover  rate of less than 100%.
However,  the Value Equity Fund is likely to experience high portfolio  turnover following the Merger due to the anticipated sales of portfolio securities of the
Financial  Sector  Fund  acquired  in the  Merger  that do not  align  with  the investment polices and strategies of the Value Equity Fund.

What are the principal risk factors associated with investments in the Funds?

     The risks of investing  in the Funds are  substantially  similar.  Like all investments,  investments in the Funds involve risks. There is no assurance that either Fund will meet its  investment  objective.  The  achievement  of a Fund's investment  objective  depends  upon  market  conditions  generally  and  on the analytical and portfolio  management skills of the Fund's investment  advisor or sub-advisor.  Investments in the Funds are not guaranteed; you may lose money by investing  in the Funds.  Other  principal  risks of  investing in the Funds are highlighted below.

     Market Risk.  Each Fund is subject to the risk that the market value of the
Fund's  investments  will  fluctuate  as the stock and bond  markets  fluctuate.
Market risk may affect a single issuer,  industry or section of the economy,  or it may affect the market as a whole.

     Equity Risk. Each Fund is subject to the risks associated with investing in equity  securities.  The  prices of common  stocks and other  equity  securities generally  fluctuate more than those of other investments.  They reflect changes in the issuing company's  financial condition and changes in the overall market.
Common stocks  generally  represent the riskiest  investment in a company.  Each
Fund  could  lose a  substantial  part,  or even  all,  of its  investment  in a company's stock.

     Derivatives  Risk.  Each Fund is  subject to the risk that the value of its investment in derivatives may rise or fall more rapidly than other  investments.
For some derivatives,  it is possible for a Fund to lose more than the amount it invested in the derivative  instrument.  The use of derivatives  may not succeed
for  various  reasons,   including  unexpected  changes  in  the  value  of  the
derivatives or the assets underlying them.

     Financial  Services  Industry  Concentration  Risk.  (Financial Sector Fund
only) Since the Financial  Sector Fund's  stocks are  concentrated  in financial
services   companies,   it  will  be  more  severely   affected  by  unfavorable
developments  in that  industry  than if the Fund  invested  in a broad range of businesses.

     Non-Diversification   Risk.   (Financial  Sector  Fund  only)  Because  the
Financial Sector Fund is non-diversified,  it can invest more of its assets in a single issuer than a diversified  fund can. A change in market value of a single issuer can have a greater effect on the Financial Sector Fund's  performance and share price than it would for a more diversified fund.

     Foreign  Investing.  (Financial Sector Fund only) The Financial Sector Fund may invest in foreign  securities as part of its principal  investment  strategy and, therefore, is subject to foreign investing risk. Foreign investing subjects the  Fund to the risk  that  the  value of the  Fund's  investments  in  foreign securities may fall due to adverse political,  social and economic  developments abroad. Also, the Fund is subject to the risk of changes in currency valuations.

                                      -23-

     Credit and Interest Rate Risks.  (Financial Sector Fund only) The Financial
Sector  Fund is  authorized  to  invest  in  bonds  and  other  income-producing securities.  These securities are subject to credit risk and interest rate risk.
Credit  risk is the risk that the  issuer of a bond will not make  principal  or interest  payments  when  they  are due.  Interest  rate  risk is the risk  that interest  rates  will rise,  so that the value of the  Financial  Sector  Fund's investment in bonds will fall.

How do the investment restrictions of the Funds differ?

     The Value Equity Fund and the Financial Sector Fund are subject to similar, but not identical,  fundamental  investment  restrictions  regarding lending and underwriting.  The differences in these specific investment restrictions, and in the Funds' other investment restrictions, are discussed below.

     The  Value  Equity  Fund  is  subject  to  a  fundamental   diversification
restriction  which states that the Fund may not purchase the  securities  of any one  issuer  (other  than  the  U.S.  government  or  any  of  its  agencies  or instrumentalities  or securities of other  investment  companies) if immediately after such  investment  (a) more than 5% of the value of the Fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding  voting securities  of such issuer would be owned by the Fund,  except that up to 25% of the value of the Fund's total assets may be invested  without  regard to such 5%
and 10% limitations. As a non-diversified fund, the Financial Sector Fund is not subject to a similar investment restriction.

     The Funds have comparable investment restrictions relating to lending. Both
Funds will not make loans, although each Fund is permitted to lend its portfolio securities and to enter into  repurchase  agreements  (which may be deemed to be loans). Also, certain instruments (such as debt securities, loan participations,
and  interests  therein)  are  explicitly   excluded  from  the  Funds'  lending
restrictions. In this regard, the Financial Sector Fund's restriction explicitly excludes from the investment  limitation a greater array of debt  securities and money market  instruments  (including  investments  in  government  obligations, commercial  paper,  certificates  of deposit,  bankers'  acceptances and similar instruments) than the Value Equity Fund's restriction.

     The Funds are  subject to  substantively  similar  investment  restrictions relating to underwriting securities. The Value Equity Fund's limitation provides that the Fund will not act as an underwriter, except to the extent that the Fund may be deemed to be an  underwriter  when selling its own shares.  The Financial
Sector Fund's restriction provides that the Fund will not engage in the business of underwriting  securities of other issuers, except to the extent that the Fund might  be  considered  an  underwriter  under  the  federal  securities  laws in connection with the Fund's disposition of portfolio securities.

     The Funds have differing fundamental  investment  restrictions with respect to borrowing. The Value Equity Fund may not borrow money in excess of 33 1/3% of the value of its assets  (including the amounts  borrowed),  while the Financial
Sector Fund may not borrow money in excess of 33 1/3% of the Fund's total assets
(including the amount of any senior securities that have been issued but reduced by any liabilities not constituting senior securities) at the time of borrowing.
Furthermore,  the  Financial  Sector  Fund  is  authorized  to  borrow  up to an additional  5% of its total  assets  (not  including  the amount  borrowed)  for temporary or emergency  purposes.  The Value Equity Fund's  restriction does not provide the Fund with  authority  to borrow  additional  amounts  for  temporary measures or emergency purposes. Finally, the Financial Sector Fund is subject to a non-fundamental investment restriction that prohibits the Fund from purchasing portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding. The Value Equity Fund is not subject to a comparable investment restriction.

     The Funds have  different  limitations  regarding  short  sales.  The Value
Equity Fund's  limitation,  unlike the Financial Sector Fund's  restriction,  is
fundamental.   The  Value  Equity  Fund  is  permitted,   under  its  investment
limitation,  to make short sales of  securities  to the extent  permitted by the
1940 Act and any rule

                                      -24-

or order thereunder,  or SEC staff interpretations thereof. The Financial Sector
Fund's  non-fundamental  investment  restriction  limits  the  Fund  to  selling securities  short  "against  the  box" and to  maintaining  short  positions  in connection  with the Fund's use of financial  options and  futures,  forward and spot currency  contracts,  swap  transactions  and other financial  contracts or derivative instruments.

     There  are  notable  differences  in  the  Funds'  fundamental   investment
restrictions  relating to  concentration.  The Value Equity Fund is subject to a restriction that provides that the Fund will not invest more than 25% of its net assets in securities of issuers in a particular industry,  whereas the Financial
Sector Fund is subject to a fundamental  investment  limitation of not investing
25% or more of its total  assets in  issuers  having  their  principal  business activities  in  the  same  industry.  The  Financial  Sector  Fund's  investment limitation  differs  from  the  Value  Equity  Fund's  limitation  in two  other
respects.   First,   municipal  securities  are  explicitly  excluded  from  the application  of the Financial  Sector  Fund's 25%  limitation,  while  municipal securities are not excluded from the Value Equity Fund's limitation. Second, the
Financial Sector Fund's investment  restriction  contains a provision that under normal  circumstances,  the Fund will invest 25% or more of its total  assets in the related group of industries consisting of the financial services industries.
The Value Equity Fund does not have a comparable  investment policy with regards to investing in financial services companies.

     While both Funds are subject to a fundamental  investment  limitation  that provides  that neither Fund will  purchase or sell real  estate,  the  Financial
Sector Fund has more  flexibility  under its investment  restriction.  The Value
Equity  Fund is  permitted  to  purchase  and  sell  securities  of real  estate investment  trusts  ("REITs") under its limitation.  The Financial  Sector Fund, however, may purchase and sell not only securities of REITs, but also securities of other issuers that invest in real estate. The Financial Sector Fund may also, under its limitation, make investments in mortgage-backed  securities,  mortgage participations  and other instruments  supported by interests in real estate. In addition,  the  Financial  Sector Fund may exercise its rights under  agreements relating  to real  estate-related  securities,  including  the right to  enforce security  interests  and  to  hold  real  estate  acquired  by  reason  of  such enforcement until the real estate can be liquidated in an orderly manner.

     The Funds'  limitations  on investing in commodities  are similar,  but not identical.  The Value Equity Fund may not purchase or sell  commodities,  except that the Fund may purchase or sell currencies,  may enter into futures contracts on securities,  currencies and other indices or any other financial instruments, and may  purchase  and sell options on such  futures  contracts.  The  Financial
Sector  Fund may not  purchase  or sell  physical  commodities  unless  they are acquired  as a  result  of  owning  securities  or  other  instruments,  but the
Financial  Sector Fund may purchase,  sell or enter into  financial  options and futures,  forward  and spot  currency  contracts,  swap  transactions  and other financial contracts or derivative instruments.

     The Funds are subject to different  limitations  relating to issuing senior securities.  The Value Equity Fund is prohibited from issuing  securities senior to its  presently  authorized  shares of beneficial  interest,  except that this restriction  shall not be  deemed  to  prohibit  the Fund  from (a)  making  any permitted  borrowings,  loans,  mortgages or pledges; (b) entering into options,
futures  contracts,  forward  contracts,   repurchase  transactions  or  reverse
repurchase  transactions;  or (c) making short sales of securities to the extent permitted  by the  1940  Act or any  rule  or  order  thereunder,  or SEC  staff interpretation  thereof. The Financial Sector Fund, by contrast, is permitted to issue senior  securities as provided in the 1940 Act, in an amount up to 33 1/3%
of the Fund's total assets  (including the amount of any senior  securities that have  been  issued  but  reduced  by any  liabilities  not  constituting  senior securities).

     Each Fund has a non-fundamental  investment  limitation regarding purchases of illiquid securities.  The Financial Sector Fund will not invest more than 10%
of its net assets in illiquid  securities,  while the Value Equity Fund will not invest more than 15% of its net assets in such securities.

                                      -25-

     The  Financial  Sector  Fund is  subject  to a  non-fundamental  investment restriction  prohibiting the Fund from purchasing  securities on margin,  except for short-term  credits  necessary for clearance of portfolio  transactions  and except that the Fund may make  margin  deposits  in  connection  with its use of financial  options  and  futures,  forward  and spot  currency  contracts,  swap transactions,  and other  financial  contracts and derivative  instruments.  The
Value  Equity  Fund does not have a stated  investment  restriction  relating to purchasing securities on margin.

     The  Financial  Sector  Fund is  subject  to a  non-fundamental  investment limitation  that  provides  that the Fund will not purchase  securities of other investment companies, except to the extent permitted by the 1940 Act, and except that this  limitation  does not apply to  securities  received  or  acquired  as dividends,  through  offers  of  exchange,  or as a  result  of  reorganization, consolidation  or merger.  The Value  Equity  Fund is not subject to an explicit investment  restriction  relating to investing in securities of other investment companies.

                         Comparison of Fund Performance

     The following bar charts and tables provide  information  about each Fund's performance  and thus give some indication of the risks of an investment in each
Fund. The bar charts show how the performance of the Class Y Shares of each Fund has  varied  from year to year.  The  tables  for the Funds  illustrate  how the performance  of each  class of  shares,  before  taxes  and for  specified  time periods, compares to that of a broad measure of market performance. In addition, the tables present the performance of the Class Y Shares of each Fund reflecting the impact of taxes.  After-tax  returns  are  calculated  using the  historical highest  individual  federal  marginal  income tax rates and do not  reflect the impact  of  state  and  local  taxes.  Actual  after-tax  returns  depend  on an investor's  tax situation  and are likely to differ from those shown.  After-tax returns shown are not relevant to investors  who hold their Fund shares  through
tax-deferred   arrangements  such  as  401(k)  plans  or  individual  retirement accounts.  In some cases,  the return  after taxes may exceed the return  before taxes due to an assumed tax benefit  from any losses on a sale of Fund shares at the end of the  period.  After-tax  returns are shown only for Class Y Shares of the Funds, and after-tax returns for the other classes will vary.

     Each Fund's past performance,  before and after taxes, does not necessarily indicate how the Fund will perform in the future.

---------------------------------------- -----------------------------------------------
      Value Equity Fund                                Financial Sector Fund
---------------------------------------- -----------------------------------------------
Total Return on Class Y Shares                      Total Return on Class Y Shares
(2002 is the Fund's first full                   (1999 is the first full calendar year
calendar year of operations)                       of operations for class Y shares)
---------------------------------------- -----------------------------------------------
---------------------------------------- -----------------------------------------------

[insert chart showing (15.56)% in 2002]  [insert chart showing:  1999:  (9.14)%;
                                         2000:  23.50%; 2001:  (8.92)%;
                                         2002:  (13.97)%

Best quarter during years shown:         Best quarter during years shown:
4th quarter 2002 - 9.76%                 3rd quarter - 2000 23.88%

Worst quarter during years shown:        Worst quarter during years shown:
 3rd quarter 2002 - (18.23)%             3rd quarter 2002 - (17.08)%

---------------------------------------- -----------------------------------------------

                                      -26-

                Average Annual Total Returns, Value Equity Fund**
                    (for the periods ended December 31, 2002)

Class (Inception Date)                           1 Year        Life of Class
----------------------                           ------        -------------
Class A (12/07/01)
     Return Before Taxes                       (20.34)%          (19.14)%
Class B (11/08/01)
     Return Before Taxes                       (20.56)%          (14.93)%
Class C (12/12/01)
     Return Before Taxes                       (18.03)%          (14.49)%
Class Y (6/29/01)
     Return Before Taxes                       (15.56)%          (10.80)%
     Return After Taxes on Distribution        (16.02)%          (11.12)%
     Return After Taxes on Distribution and
     Sale of Fund Shares                        (9.55)%           (8.74)%
Russell 1000 Value Index (reflects no
deduction for fees, expenses, or taxes)        (15.52)%                 *
------------------------

*    Average  annual total returns for the Russell 1000 Value Index for the life of each class were as follows:  Class A-(14.37)%;  Class B-(10.78)%;  Class
     C-(13.14)%; Class Y-(13.27)%.

**   Returns reflect sales charges.

              Average Annual Total Returns, Financial Sector Fund**
                    (for the periods ended December 31, 2002)
                                                                         Life of
                    Class (Inception Date)      1 Year  5 Years  10 Years Class
                    ----------------------      ------  -------  -------- -----

Class A (5/22/86)
     Return Before Taxes                       (18.80)% (3.35)%    9.81%  11.11%

Class B (7/01/91)
     Return Before Taxes                       (19.03)% (3.32)%    9.95%  13.82%
Class C (7/02/92)
     Return Before Taxes                       (16.45)% (3.19)%    3.49%  10.82%
Class Y (3/30/98)
     Return Before Taxes                       (13.97)%    N/A      N/A  (3.42)%
     Return After Taxes on Distributions       (14.32)%    N/A      N/A  (4.66)%
     Return After Taxes on Distributions and    (8.57)%    N/A      N/A  (2.86)%
     Sale of Fund Shares
S&P 500 Index (reflects no deduction for       (22.10)% (0.59)%    9.35%     *
fees, expenses, or taxes)

*    Average  annual  total  returns  for the S&P 500 Index for the life of each class were as follows: Class A-10.66%;  Class B-9.85%; Class C-9.62%; Class
     Y-(3.15)%.

**   Returns reflect sales charges.

                                      -27-

                               VOTING INFORMATION

How many votes are necessary to approve the Agreement and Plan?

     The  presence,  in person or by proxy,  of the holders of  one-third of the shares of the  Financial  Sector Fund  outstanding,  and entitled to vote at the
Meeting,  shall  constitute  a quorum for the  transaction  of  business  at the
Meeting.  Provided  that a quorum is present,  the approval of the Agreement and
Plan  requires the  affirmative  vote of a majority of the  aggregate  number of shares entitled to vote thereon.  Each  shareholder will be entitled to one vote for each full share,  and a fractional  vote for each  fractional  share, of the
Financial  Sector Fund held on the Record Date. If  sufficient  votes to approve the proposal  are not  received by the date of the  Meeting,  the Meeting may be adjourned  to permit  further  solicitations  of  proxies.  In the  absence of a quorum, the holders of a majority of the shares present at the Meeting in person or by proxy, or if no shareholder entitled to vote is present at the Meeting, an officer of the  Financial  Sector  Fund  entitled  to act on such  matters,  may adjourn the Meeting.

     Abstentions  and  broker   non-votes  will  be  included  for  purposes  of
determining  whether a quorum is  present at the  Meeting,  but will not be: (1)
treated  as  votes  cast  at the  Meeting;  or (2)  voted  for  or  against  any adjournment or proposal.  Abstentions and broker non-votes are effectively votes against a proposal.

How do I ensure my vote is accurately recorded?

     You may  attend  the  Meeting  and vote in  person.  You may  also  vote by completing  and signing the  attached  proxy card and mailing it in the enclosed postage paid envelope. A proxy card is, in essence, a ballot. If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Agreement  and Plan and in accordance  with the views of management upon any unexpected  matters that come before the Meeting or any  adjournment of the Meeting. You may also vote your shares by telephone or via the Internet.  To vote in this manner, please see the instructions on the attached proxy card.

Can I revoke my proxy?

     You may  revoke  your  proxy at any time  before  it is voted by  sending a written notice to the Financial  Sector Fund expressly  revoking your proxy,  by signing and forwarding to the Financial  Sector Fund a later-dated  proxy, or by attending the Meeting and voting in person.

What other matters will be voted upon at the Meeting?

     The Financial Sector Fund Board does not intend to bring any matters before the Meeting other than the Merger described in this Prospectus/Proxy  Statement.
It is not aware of any other matters to be brought before the Meeting by others.
If any  other  matter  legally  comes  before  the  Meeting,  proxies  for which discretion  has  been  granted  will be voted in  accordance  with the  views of management.

Who is entitled to vote?

     Only  shareholders  of record of the Financial  Sector Fund at the close of business on the Record Date will be entitled to vote at the meeting.  The number of shares of the Financial Sector Fund and each of its four classes  outstanding as of the Record Date is listed below:

                               Shares Outstanding

Financial Sector Fund                               5,864,811

Financial Sector Fund Class A Shares                3,527,840
Financial Sector Fund Class B Shares                1,497,832
Financial Sector Fund Class C Shares                  799,636
Financial Sector Fund Class Y Shares                   39,503

                                      -28-

What other solicitations will be made?

     The Financial  Sector Fund will request  broker-dealer  firms,  custodians, nominees and fiduciaries to forward proxy materials to the beneficial  owners of the shares  held of record by such  persons.  Broker-dealer  firms,  custodians, nominees  and  fiduciaries  may be  reimbursed  for  their  reasonable  expenses
incurred  in   connection   with  such  proxy   solicitation.   In  addition  to
solicitations  by mail,  officers and employees of the Financial Sector Fund and
UBS  Global  AM,  without  additional  or  special  compensation,   may  conduct
additional solicitations by telephone and via the Internet. The Financial Sector
Fund has engaged  Georgeson  Shareholder  Communications,  a proxy  solicitation firm,  to  assist in the  solicitation  of  proxies  for the  Meeting,  which is expected to cost approximately $10,242. The costs of such solicitations, and any additional  solicitations of any adjourned session,  will be borne by UBS Global
AM.

                     INFORMATION ABOUT THE VALUE EQUITY FUND

     Information about the Value Equity Fund is included in Exhibit B, the Value
Equity  Fund  Prospectus,  and Exhibit C, the Value  Equity Fund Annual  Report,
which are attached to and considered a part of this Prospectus/Proxy  Statement.
Additional  information  about the Value  Equity Fund is also  contained  in the
Statement of Additional Information,  dated September 17, 2003, relating to this
Prospectus/Proxy  Statement,  which is incorporated by reference herein. You may request a free copy of this Statement of Additional Information,  which has been filed with the SEC, by calling  1-800-647-1568 or by writing to the Value Equity
Fund at 51 West 52nd Street, New York, New York 10019-6114.

     This Prospectus/Proxy Statement, which constitutes a part of a Registration
Statement  filed by the Trust with the SEC under the  Securities Act of 1933, as amended,  omits  certain  of  the  information  contained  in  the  Registration
Statement.  Reference is hereby made to the  Registration  Statement  and to the exhibits  thereto for further  information with respect to the Value Equity Fund and the shares it offers.  Statements contained herein concerning the provisions of  documents  are  necessarily  summaries  of such  documents,  and  each  such statement  is  qualified  in  its  entirety  by  reference  to the  copy  of the applicable document filed with the SEC.

                   INFORMATION ABOUT THE FINANCIAL SECTOR FUND

     Information  about the  Financial  Sector Fund is included in the Financial
Sector Fund Prospectus,  the Financial Sector Fund Annual Report,  the Financial
Sector Fund SAI, and the Statement of Additional  Information,  dated  September
17,  2003,  relating  to  this  Prospectus/Proxy  Statement,  each of  which  is incorporated  by  reference  herein.  You  may  request  free  copies  of  these documents,  which have been filed with the SEC, by calling  1-800-647-1568 or by writing to the Financial Sector Fund at 51 West 52nd Street,  New York, New York
10019-6114.

                           INFORMATION ABOUT EACH FUND

     The Funds file proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act.  These  materials  can be inspected  and copied at the public reference facilities maintained by the SEC at Room 1200, 450 Fifth Street
N.W., Washington,  DC 20549. Also, copies of such materials can be obtained from the Public  Reference Branch of the SEC, 450 Fifth Street N.W.,  Washington,  DC
20549,   at   prescribed   rates   or   from   the   SEC's   Internet   site  at
http://www.sec.gov.  To request  information  regarding the Funds,  you may also send an e-mail to the SEC at publicinfo@sec.gov.

                                      -29-

                           PRINCIPAL HOLDERS OF SHARES

     On the Record  Date,  the officers and  Directors of the  Financial  Sector
Fund,  as a group,  owned less than 1% of the  outstanding  voting shares of any class of the Financial Sector Fund.

     To the best knowledge of the Financial  Sector Fund, as of the Record Date,
no  person,  except  as set  forth  in the  table  below,  owned  of  record  or beneficially 5% or more of the outstanding  shares of any class of the Financial
Sector Fund:

Class     Name and Address of Account         Share Amount   Percentage of Class
--------- ----------------------------------- ------------- --------------------
Class Y   UBS Financial Services Inc. FBO        3,326               8.42%
          Joyce L. Young Conservator
          Estate of Gregory K. Jackson
          A Protected Person
          9210 Willow Road
          Willis, MI  48191-9736
--------- ----------------------------------- ------------- --------------------
Class Y   UBS Financial Services Inc. FBO        2,283               5.77%
          Phillip E. McCarthy M.D.
          Profit Sharing Plan
          24 Tubwreck Drive
          Dover, MA  02030-1836
--------- ----------------------------------- ------------- --------------------

     On the Record Date,  the  officers  and trustees of the Trust,  as a group, owned less than 1% of the  outstanding  shares of any class of the Value  Equity
Fund.

     To the best  knowledge of the Value Equity Fund,  as of the Record Date, no
person,  except as set forth in the table below, owned of record or beneficially
5% or more of the  outstanding  voting  shares of any class of the Value  Equity
Fund:

Class     Name and Address of Account         Share Amount   Percentage of Class
--------- ----------------------------------- ------------- --------------------
Class A   UBS Financial Services Inc. FBO        22,211             18.64%
          Barbara Brown Platt Family Trust
          U/I 09/19/88
          ROC Page Platt TTEE
          3915 Willow
          Wichita, KS  67218-1238
--------- ----------------------------------- ------------- --------------------
Class A   Thomas Michael Quinn                   12,371             10.38%
          and Christine M. Brown Quinn
          JT TEN
          P.O. Box 529
          St. Albans Herts, England
--------- ----------------------------------- ------------- --------------------

                                      -30-

--------- ----------------------------------- ------------- --------------------
Class A   UBS Financial Services Inc. FBO        7,820              6.56%
          David Starr Trustee of the
          David Starr Revocable Trust
          DTD September 8, 1992
          58 Twinbrook Circle
          Longmeadow, MA  01106-2338
--------- ----------------------------------- ------------- --------------------
Class A   UBS Financial Services Inc. FBO        7,353              6.17%
          Harlan Limpus TTEE
          FBO Harlan Limpus Revocable Living
          Trust
          DTD 1-21-93
          126 Algonquin
          Lake Winnebago, MO  64034-9301
--------- ----------------------------------- ------------- --------------------
Class B   UBS Financial Services Inc. FBO        11,305             13.92%
          Ronald Ressner, TTEE and
          Karen Ressner, TTEE
          FBO:  Ressner Trust Acct #2
          2654 North Yellowwood Drive
          Westlake Village, CA  91361-5560
--------- ----------------------------------- ------------- --------------------
Class B   UBS Financial Services Inc. FBO         8,570             10.55%
          Maurine A. Freye TTEE of
          The Maurine A. Freye Trust
          U/A DTD 10/20/97
          3925 Dust Commander Dr
          Hamilton, OH  45011-5589
--------- ----------------------------------- ------------- --------------------
Class B   UBS Financial Services Inc. FBO        4,617              5.68%
          James E. & Sidney C. Vance JTTEN
          11341 Briar Wood Place
          North Palm Beach, FL  33408-3227
--------- ----------------------------------- ------------- --------------------
Class B   UBS Financial Services Inc. FBO        4,088              5.03%
          Harlan Limpus TTEE
          FBO Harlan Limpus Revocable Living
          Trust
          DTD 1-21-93
          126 Algonquin
          Lake Winnebago, MO  64034-9301
--------- ----------------------------------- ------------- --------------------
Class C   UBS Financial Services Inc. FBO        43,016             39.35%
          Marian M. Johnston
          14 Chadwick Square
          Vienna, WV  26105-3046
--------- ----------------------------------- ------------- --------------------

                                      -31-

--------- ----------------------------------- ------------- --------------------
Class C   UBS Financial Services Inc. FBO         17,986             16.46%
          PaineWebber Cust.
          UBS PaineWebber CDN FBO
          Mary A. Proffit
          P.O. Box  3321
          Weehawken, NJ  07087-8154
--------- ----------------------------------- ------------- --------------------
Class Y   UBS Global Asset Management (US)       304,285             55.17%
          Inc.
          51 W. 52nd St.
          New York, NY  10019-6119
--------- ----------------------------------- ------------- --------------------
Class Y   Wilmington Trust Co. FBO               76,464             13.86%
          Brinson Partners Inc.
          Supp Incent Comp Plan A/C 47386-5
          c/o Mutual Funds
          P.O. Box 8882
          Wilmington, DE  19899-8882
--------- ----------------------------------- ------------- --------------------
Class Y          Wilmington Trust Co FBO         65,087             11.80%
          Brinson Partners Inc. Def Comp Pl
          A/C 47387-5
          c/o Mutual Funds
          P.O. Box 8882
          Wilmington, DE  19899-8882
--------- ----------------------------------- ------------- --------------------
Class Y   Fidelity Invest Inst Operations Co.     48,742              8.84%
          Inc.
          Agnt Certain Employee Benefit Plans
          Fidelity
          Invest-Financial Oper
          100 Magellan Way KW1C
          Covington, KY  41015-1987
--------- ----------------------------------- ------------- --------------------
Class Y   Northern Trust Company as Trustee      44,796              8.12%
          FBO UBS PaineWebber 401k Plan
          #22-36025
          P.O. Box 92994
          Chicago, IL  60675-2994
--------- ----------------------------------- ------------- --------------------

                                      -32-

                     EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit
-------

     A    Form of Agreement and Plan of Reorganization between the UBS Financial
          Sector  Fund Inc.  and The UBS Funds (on behalf of the UBS U.S.  Value
          Equity Fund)

     B    Prospectus  of the UBS U.S.  Value Equity Fund,  dated  September  30,
          2002, (as revised September 15, 2003)

     C    Annual Report to  Shareholders  of the UBS U.S. Value Equity Fund, for
          the fiscal year ended June 30, 2003

                                      -33-

                                                                       EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT  AND  PLAN  OF  REORGANIZATION,  made  as of  this  ____  day  of
____________,  2003,  by and  between The UBS Funds (the  "Trust"),  a statutory trust created under the laws of the State of Delaware,  with its principal place of business at One North Wacker Drive, Chicago, Illinois 60606, on behalf of its series,  the UBS U.S.  Value  Equity Fund (the  "Value  Equity  Fund"),  and UBS
Financial Sector Fund Inc. (the "Financial Sector Fund"), a corporation  created under the laws of the State of Maryland, with its principal place of business at
51 West 52nd Street, New York, New York 10019-6114.

                             PLAN OF REORGANIZATION

     The   reorganization   (hereinafter   referred   to   as   the   "Plan   of
Reorganization") will consist of: (i) the acquisition by the Trust, on behalf of the Value Equity Fund, of substantially all of the property, assets and goodwill of the  Financial  Sector  Fund,  in  exchange  solely for shares of  beneficial interest,  $0.001 par value,  of (a) UBS U.S.  Value Equity  Fund-Class A shares
("Value  Equity Fund Class A Shares"),  (b) UBS U.S.  Value Equity  Fund-Class B
shares  ("Value  Equity  Fund  Class B  Shares"),  (c)  UBS  U.S.  Value  Equity
Fund-Class C shares ("Value Equity Fund Class C Shares"), and (d) UBS U.S. Value
Equity  Fund-Class  Y shares  ("Value  Equity  Fund  Class Y  Shares"),  and the assumption  by the  Trust,  on behalf of the Value  Equity  Fund,  of all of the liabilities of the Financial  Sector Fund;  (ii) the  distribution  of (a) Value
Equity  Fund  Class A  Shares  to the  stockholders  of  Class A  shares  of the
Financial Sector Fund ("Financial Sector Fund Class A Shares"), (b) Value Equity
Fund  Class B Shares  to the  stockholders  of Class B shares  of the  Financial
Sector Fund  ("Financial  Sector Fund Class B  Shares"),  (c) Value  Equity Fund
Class C Shares to the  stockholders  of Class C shares of the  Financial  Sector
Fund ("Financial Sector Fund Class C Shares"), and (d) Value Equity Fund Class Y
Shares  to the  stockholders  of Class Y shares  of the  Financial  Sector  Fund
("Financial  Sector  Fund  Class  Y  Shares"),  according  to  their  respective interests in complete  liquidation  of the Financial  Sector Fund; and (iii) the dissolution  of the  Financial  Sector  Fund as soon as  practicable  after  the closing (as referenced in Section 3 hereof,  hereinafter  called the "Closing"), all upon and subject to the terms and  conditions of this  Agreement and Plan of
Reorganization ("Agreement") hereinafter set forth.

                                    AGREEMENT

     In order to consummate the Plan of  Reorganization  and in consideration of the premises and of the  covenants and  agreements  hereinafter  set forth,  and intending to be legally bound, the parties hereto covenant and agree as follows:

     1.   Sale  and  Transfer  of  Assets  and   Liabilities,   Liquidation  and
          Dissolution of the Financial Sector Fund

     (a) Subject to the terms and conditions of this Agreement,  and in reliance on the  representations  and  warranties of the Trust herein  contained,  and in consideration  of the  delivery  by the  Trust of the  number  of its  shares of beneficial interest of the Value Equity Fund hereinafter provided, the Financial
Sector Fund agrees that it will sell, convey, transfer and deliver to the Trust, on behalf of the Value  Equity Fund,  at the Closing  provided for in Section 3, all of the  liabilities,  debts,  obligations and duties of any nature,  whether accrued, absolute, contingent or otherwise ("Liabilities") and the assets of the
Financial Sector Fund as of the close of business (which  hereinafter  shall be, unless otherwise noted, the regular

                                      A-1

close of  business of the New York Stock  Exchange,  Inc.  ("NYSE"))  ("Close of
Business")  on the valuation  date (as defined in Section 3 hereof,  hereinafter called the "Valuation  Date"),  free and clear of all liens,  encumbrances,  and claims  whatsoever  (other  than  stockholders'  rights of  redemption  and such restrictions  as might arise under the  Securities  Act of 1933, as amended (the
"1933 Act"), with respect to privately placed or otherwise restricted securities that the  Financial  Sector  Fund may have  acquired in the  ordinary  course of business),  except for cash, bank deposits,  or cash equivalent securities in an estimated  amount  necessary  (1) to pay the  Financial  Sector Fund's costs and expenses of carrying out this Agreement (including,  but not limited to, fees of counsel  and  accountants,  and  expenses  of its  liquidation  and  dissolution contemplated  hereunder),  which costs and expenses  shall be established on the books of the Financial Sector Fund as liability  reserves,  (2) to discharge all of the Financial Sector Fund's Liabilities on its books at the Close of Business on the Valuation Date  including,  but not limited to, its income  dividends and capital  gains  distributions,  if any,  payable  for any  period  prior to, and through,  the Close of Business  on the  Valuation  Date,  and  excluding  those liabilities and  obligations  that would otherwise be discharged at a later date in the ordinary course of business,  and (3) to pay such contingent  liabilities as the directors of the  Financial  Sector Fund shall  reasonably  deem to exist against  the  Financial  Sector  Fund,  if any,  at the Close of Business on the
Valuation Date, for which contingent and other  appropriate  liability  reserves shall be established on the books of the Financial Sector Fund (hereinafter "Net
Assets"). The Financial Sector Fund shall also retain any and all rights that it may have over and against any person that may have  accrued up to and  including the Close of Business on the Valuation Date. The Financial Sector Fund agrees to use commercially  reasonable  efforts to identify all of the Fund's  Liabilities prior to the Valuation  Date and to discharge all such known  Liabilities  on or prior to the Valuation Date.

     (b) Subject to the terms and conditions of this Agreement,  and in reliance on the  representations  and  warranties  of the  Financial  Sector  Fund herein contained,  and  in  consideration  of  such  sale,  conveyance,  transfer,  and delivery,  the Trust agrees at the Closing to assume the Liabilities,  on behalf of the Value Equity Fund,  and to deliver to the Financial  Sector Fund: (i) the number of Value Equity Fund Class A Shares, determined by dividing the net asset value per share of Value  Equity Fund Class A Shares as of the Close of Business
on the Valuation Date by the net asset value per share of Financial  Sector Fund
Class A Shares as of Close of Business on the Valuation  Date,  and  multiplying the result by the number of  outstanding  shares of the  Financial  Sector  Fund
Class A Shares as of Close of Business on the Valuation Date; (ii) the number of
Value Equity Fund Class B Shares, determined by dividing the net asset value per share of  Value  Equity  Fund  Class B Shares  as of  Close of  Business  on the
Valuation Date by the net asset value per share of Financial Sector Fund Class B
Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding  shares of Financial  Sector Fund Class B Shares as of Close of Business on the  Valuation  Date;  (iii) the number of Value  Equity
Fund Class C Shares,  determined  by  dividing  the net asset value per share of
Value Equity Fund Class C Shares as of Close of Business on the  Valuation  Date
by the net asset value per share of  Financial  Sector Fund Class C Shares as of
Close of Business  on the  Valuation  Date,  and  multiplying  the result by the number of outstanding shares of Financial Sector Fund Class C Shares as of Close of  Business on the  Valuation  Date;  and (iv) the number of Value  Equity Fund
Class Y Shares,  determined  by dividing  the net asset value per share of Value
Equity Fund Class Y Shares as of Close of Business on the Valuation  Date by the
net asset value per share of Financial Sector Fund Class Y Shares as of Close of
Business on the  Valuation  Date,  and  multiplying  the result by the number of outstanding  shares  of  Financial  Sector  Fund  Class Y Shares  as of Close of
Business on the  Valuation  Date.  All such values  shall be  determined  in the manner and as of the time set forth in Section 2 hereof.

                                      A-2

     (c) As soon as practicable following the Closing, the Financial Sector Fund shall dissolve and distribute pro rata to its  stockholders  of record as of the
Close of Business on the Valuation  Date,  the shares of beneficial  interest of the Value Equity Fund  received by the  Financial  Sector Fund  pursuant to this
Section  1. Such  dissolution  and  distribution  shall be  accomplished  by the establishment  of accounts on the share  records of the Value Equity Fund of the type and in the amounts due such  stockholders  pursuant to this Section 1 based on their  respective  holdings of shares of the Financial  Sector Fund as of the
Close of  Business  on the  Valuation  Date.  Fractional  shares  of  beneficial interest of the Value Equity Fund shall be carried to the third  decimal  place.
No certificates  representing  shares of beneficial interest of the Value Equity
Fund will be issued to stockholders of the Financial Sector Fund.

     (d) At the Closing, each stockholder of record of the Financial Sector Fund as of the record  date (the  "Distribution  Record  Date")  with  respect to any unpaid  dividends  and  other  distributions  that  were  declared  prior to the
Closing,  including any dividend or  distribution  declared  pursuant to Section
9(e)  hereof,  shall  have the  right  to  receive  such  unpaid  dividends  and distributions  with respect to the shares of the Financial Sector Fund that such person had on such Distribution Record Date.

     2.   Valuation

     (a) The value of the  Financial  Sector Fund's Net Assets to be acquired by the Value Equity Fund hereunder shall be computed as of the Close of Business on the  Valuation  Date using the valuation  procedures  set forth in the Financial
Sector  Fund's  currently  effective  prospectus  and  statement  of  additional information.

     (b) The net  asset  value of a share of  beneficial  interest  of the Value
Equity  Fund Class A Shares,  the Value  Equity  Fund Class B Shares,  the Value
Equity  Fund Class C Shares and the Value  Equity  Fund Class Y Shares  shall be determined to the nearest full cent as of the Close of Business on the Valuation
Date,  using the  valuation  procedures  set forth in the  Value  Equity  Fund's currently effective prospectus and statement of additional information.

     (c) The net asset value of a share of common stock of the Financial  Sector
Fund Class A Shares, Financial Sector Fund Class B Shares, Financial Sector Fund
Class C Shares,  and Financial Sector Fund Class Y Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation  Date,  using the valuation  procedures as set forth in the Financial  Sector Fund's currently effective prospectus and statement of additional information.

     3.   Closing and Valuation Date

     The  Valuation  Date  shall be  November  7,  2003,  or such  later date as mutually  agreed to in writing by the Trust and the Financial  Sector Fund.  The
Closing shall take place at the principal  office of UBS Global Asset Management
(US) Inc., 51 West 52nd Street, New York, New York 10019-6114,  at approximately
10:00 a.m.  Eastern time on the first business day following the Valuation Date.
Notwithstanding  anything  herein  to the  contrary,  in the  event  that on the
Valuation Date (a) the NYSE shall be closed to trading or trading  thereon shall be  restricted,  or (b) trading or the  reporting of trading on such exchange or elsewhere  shall be  disrupted  so that,  in the  judgment  of the  Trust or the
Financial Sector Fund,  accurate appraisal of the value of the net assets of the
Financial Sector Fund or the Value Equity Fund is  impracticable,  the Valuation
Date shall be postponed  until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate  appraisal of the value of the net assets of the
Financial Sector Fund and the Value Equity Fund is practicable in the

                                      A-3

judgment of the Trust and the Financial  Sector Fund. The Financial  Sector Fund
shall have  provided  for  delivery as of the Closing of those Net Assets of the
Fund to be transferred to the Value Equity Fund's custodian,  J. P. Morgan Chase
Bank, 270 Park Avenue, New York, New York 10017. Also, the Financial Sector Fund
shall deliver at the Closing a list of names and  addresses of the  stockholders of record of Financial Sector Fund Class A Shares, Financial Sector Fund Class B
Shares,  Financial  Sector Fund Class C Shares and Financial Sector Fund Class Y
Shares,  and the number of shares of common stock of such classes  owned by each such  stockholder,  indicating  thereon  which such  shares are  represented  by outstanding  certificates and which by book-entry accounts,  all as of the Close of Business on the Valuation  Date,  certified by its transfer  agent, or by its
President or Vice President to the best of their knowledge and belief. The Trust shall issue and deliver a certificate or  certificates  evidencing the shares of the Value  Equity Fund to be  delivered  at the Closing to said  transfer  agent registered in such manner as the Financial  Sector Fund may request,  or provide evidence  satisfactory  to  the  Financial  Sector  Fund  that  such  shares  of beneficial  interest of the Value  Equity Fund have been  registered  in an open account on the books of the Value  Equity Fund in such  manner as the  Financial
Sector Fund may request.

     4.   Representations and Warranties by the Financial Sector Fund

     The Financial Sector Fund represents and warrants to the Trust that:

     (a) The Financial  Sector Fund is a  corporation  created under the laws of the State of Maryland on February 13, 1986, and is validly  existing and in good standing  under  the  laws of that  State.  The  Financial  Sector  Fund is duly registered  under the  Investment  Company  Act of 1940,  as amended  (the "1940
Act"), as an open-end  management  investment  company.  Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the  Closing  and all of its  shares  sold have been sold  pursuant  to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private  offering  exemption for the purpose of raising the required initial capital.

     (b) The Financial  Sector Fund is authorized to issue three hundred million shares  of  common  stock,  $0.001  par  value.  Each  outstanding  share of the
Financial Sector Fund is duly and validly issued, fully paid, non-assessable and has full  voting  rights and,  except for any such  shares sold  pursuant to the private offering exemption for purposes of raising the required initial capital, is fully transferable.

     (c) The financial  statements appearing in the Financial Sector Fund Annual
Report to  Shareholders  for the fiscal  year ended March 31,  2003,  audited by
Ernst & Young LLP,  copies of which  have been  delivered  to the Trust,  fairly present  the  financial  position  of the  Financial  Sector Fund as of the date indicated,  and the  results  of its  operations  for the period  indicated,  in conformity with generally accepted accounting principles applied on a consistent basis. When available, a copy of the unaudited financial statements appearing in the Financial Sector Fund  Semi-Annual  Report to Shareholders for the six-month period  ended  September  30, 2003 will be  delivered  to the Trust,  which will fairly  present the financial  position of the  Financial  Sector Fund as of the date indicated,  and the results of its operations for the period indicated,  in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) The books and records of the  Financial  Sector Fund made  available to the Trust and/or its counsel are true and correct in all  material  respects and contain no material omissions with respect to the business and operations of the
Financial Sector Fund.

     (e)  The  statement  of  assets  and  liabilities  to be  furnished  by the
Financial  Sector Fund as of the Close of Business on the Valuation Date for the
purpose of determining the number of shares of beneficial

                                      A-4

interest of the Value Equity Fund to be issued pursuant to Section 1 hereof will accurately  reflect the Net Assets of the Financial  Sector Fund and outstanding shares of common stock, as of such date, in conformity  with generally  accepted accounting principles applied on a consistent basis.

     (f) At the Closing, the Financial Sector Fund will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with  respect to  privately  placed or  otherwise  restricted securities  that the  Financial  Sector Fund may have  acquired in the  ordinary course of business and such  imperfections  of title or  encumbrances  as do not materially  detract  from the value or use of the  assets  subject  thereto,  or materially affect title thereto.

     (g) The  Financial  Sector Fund has the  necessary  power and  authority to conduct its business as such business is now being conducted.

     (h) The  Financial  Sector  Fund is not a party to or  obligated  under any provision of its Restatement of Articles of Incorporation,  Restated By-Laws, or
any material contract or any other material commitment or obligation, and is not subject to any order or decree  that would be violated  by its  execution  of or performance under this Agreement and Plan of Reorganization.

     (i) The  Financial  Sector Fund has full power and  authority to enter into and perform its  obligations  under this  Agreement,  subject to approval of the
Plan of  Reorganization by the Financial Sector Fund's  stockholders.  Except as provided in the  immediately  preceding  sentence,  the execution,  delivery and performance of this Agreement  have been duly and validly  authorized,  executed and delivered by it, and this Agreement constitutes its legal, valid and binding obligation  enforceable  against it in accordance with its terms,  subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among  creditors,  moratorium,  fraudulent  transfer  or  conveyance,  and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles.

     (j) The Financial Sector Fund is not under the jurisdiction of a Court in a
Title 11 or similar  case  within the  meaning  of Section  368(a)(3)(A)  of the
Internal Revenue Code of 1986, as amended (the "Code").

     (k) The  Financial  Sector  Fund  does not have any  unamortized  or unpaid organizational fees or expenses.

     (l) The Financial  Sector Fund has since its inception  satisfied,  will at the Closing satisfy,  and consummation of the transactions  contemplated by this
Agreement will not cause it to fail to satisfy, for any period, the requirements of Subchapter M of the Code relating to qualification as a regulated  investment company.

     (m) The  Financial  Sector  Fund,  or its  agents,  (i)  holds a valid  tax
identification   number  certification  form  for  each  Financial  Sector  Fund stockholder of record,  which form can be associated  with  reportable  payments made by the Financial Sector Fund to such stockholder, and/or (ii) has otherwise timely instituted the appropriate backup withholding  procedures with respect to such stockholder as provided by Section 3406 of the Code.

                                      A-5

     5.   Representations and Warranties by the Trust

     The Trust represents and warrants to the Financial Sector Fund that:

     (a) The Trust is a statutory  trust and was  created  under the laws of the
State of  Delaware  on August  13,  1993,  and is validly  existing  and in good standing under the laws of that State. The Trust, of which the Value Equity Fund is a diversified  separate series of shares,  is duly registered  under the 1940
Act, as an open-end management  investment company, such registration is in full force and effect as of the date hereof or will be in full force and effect as of the Closing and all of its shares sold have been sold  pursuant to an  effective registration  statement  filed  under the 1933 Act,  except for any shares  sold pursuant  to the  private  offering  exemption  for the  purpose of raising  the required initial capital.

     (b) The  Trust is  authorized  to issue an  unlimited  number  of shares of
beneficial  interest,   $0.001  par  value,  of  the  Value  Equity  Fund.  Each
outstanding share of the Value Equity Fund is fully paid, non-assessable and has full  voting  rights  and,  except for any shares  sold  pursuant to the private offering  exemption  for purposes of raising the required  initial  capital,  is fully  transferable.  The shares of beneficial interest of the Value Equity Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be duly and validly issued and fully paid and  non-assessable,  fully  transferable and have full voting rights.

     (c) At the  Closing,  each class of shares of  beneficial  interest  of the
Value Equity Fund to be issued  pursuant to this  Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which  the  corresponding  class of  shares  of the  Financial  Sector  Fund are presently eligible for offering to the public, and there are an unlimited number of shares  registered under the 1933 Act such that there is a sufficient  number of such shares to permit the  transfers  contemplated  by this  Agreement  to be consummated.

     (d) The statement of assets and  liabilities of the Value Equity Fund to be furnished by the Trust as of the Close of Business on the Valuation Date for the
purpose of determining the number of shares of beneficial  interest of the Value
Equity Fund to be issued  pursuant to Section 1 hereof will  accurately  reflect the net assets of the Value  Equity Fund and  outstanding  shares of  beneficial interest,  as of such date, in conformity  with  generally  accepted  accounting principles applied on a consistent basis.

     (e) At the Closing, the Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever, except such restrictions as might arise under the 1933
Act with respect to privately placed or otherwise restricted securities that the
Trust  may  have   acquired  in  the  ordinary   course  of  business  and  such
imperfections  of title or  encumbrances  as do not materially  detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (f) The Trust has the necessary power and authority to conduct its business and the  business  of the Value  Equity  Fund as such  businesses  are now being conducted.

     (g) The Trust is not a party to or  obligated  under any  provision  of its
Agreement and  Declaration of Trust,  By-laws,  or any material  contract or any other  material  commitment  or  obligation,  and is not subject to any order or decree that would be  violated by its  execution  of or  performance  under this
Agreement.

     (h) The Trust has full power and  authority  to enter into and  perform its obligations  under this  Agreement.  The execution,  delivery and performance of this Agreement have been duly and validly authorized,  executed and delivered by it, and this Agreement constitutes its legal, valid and binding

                                      A-6

obligation,  enforceable against it in accordance with its terms, subject in all respects to the effects of bankruptcy, insolvency, reorganization,  arrangements among  creditors,  moratorium,  fraudulent  transfer  or  conveyance,  and other similar laws of general applicability  relating to or affecting creditors rights and to general equity principles.

     (i) Neither the Trust nor the Value  Equity Fund is under the  jurisdiction of a  Court  in a Title  11 or  similar  case  within  the  meaning  of  Section
368(a)(3)(A) of the Code.

     (j) The books and records of the Value  Equity Fund made  available  to the
Financial  Sector Fund  and/or its counsel are true and correct in all  material respects  and contain no material  omissions  with  respect to the  business and operations of the Value Equity Fund.

     (k) The Value Equity Fund has since its  inception  satisfied,  will at the
Closing  satisfy,  and  consummation  of the  transactions  contemplated by this
Agreement will not cause it to fail to satisfy, for any period, the requirements of Subchapter M of the Code relating to qualification as a regulated  investment company.

     6.   Representations and Warranties by the Financial Sector Fund and the
          Trust

     The Financial Sector Fund and the Trust each represents and warrants to the other that:

     (a)  There  are  no  legal,   administrative   or  other   proceedings   or
investigations  against it, or, to its  knowledge,  threatened  against it, that would materially affect its financial condition or its ability to consummate the transactions  contemplated by this Agreement.  It is not charged with, or to its knowledge,  threatened  with,  any  violation or  investigation  of any possible violation of any provisions of any federal,  state or local law or regulation or administrative ruling relating to any aspect of its business.

     (b)  There are no known  actual or  proposed  deficiency  assessments  with respect to any taxes payable by it.

     (c) The Financial  Sector Fund and the Trust (on behalf of the Value Equity
Fund) has duly and timely filed all Tax (as defined  below)  returns and reports
(including  information  returns),  which are required to be filed, and all such returns  and  reports  accurately  state the amount of Tax owed for the  periods covered by the returns,  or, in the case of information  returns, the amount and character of income required to be reported by the Financial  Sector Fund or the
Value Equity  Fund.  The  Financial  Sector Fund and the Trust (on behalf of the
Value Equity Fund) has paid or made  provision  and properly  accounted  for all
Taxes (as  defined  below) due or properly  shown to be due on such  returns and reports.  The amounts set up as provisions for Taxes in the books and records of the Financial Sector Fund or Value Equity Fund, as appropriate,  as of the Close of Business on the  Valuation  Date will,  to the extent  required by  generally accepted  accounting  principles,  be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by the  Financial  Sector  Fund or Value  Equity  Fund,  as
appropriate, for any periods or fiscal years prior to and including the Close of
Business on the Valuation Date,  including all Taxes imposed before or after the
Close of Business on the Valuation Date that are attributable to any such period or fiscal year. No return filed by the Financial Sector Fund or by the Trust (on behalf of the Value  Equity  Fund) is  currently  being  audited by the Internal
Revenue  Service  or by any  state or local  taxing  authority.  As used in this
Agreement, "Tax" or "Taxes" means all federal, state, local and foreign (whether imposed by a country or political  subdivision or authority  thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property,  ad valorem or other taxes, stamp taxes and duties, fees,  assessments or charges, whether payable directly or by withholding, together

                                      A-7

with any interest and any  penalties,  additions  to tax or  additional  amounts imposed by any taxing authority  (foreign or domestic) with respect thereto.  To its  knowledge,  there are no levies,  liens or  encumbrances  relating to Taxes existing,  threatened  or pending  with  respect to the assets of the  Financial
Sector Fund or the Value Equity Fund, as appropriate.

     (d) All information provided to the Financial Sector Fund by the Trust, and by the Financial  Sector Fund to the Trust,  for  inclusion  in, or  transmittal with, the Prospectus/Proxy  Statement with respect to this Agreement pursuant to which approval of the Financial Sector Fund stockholders  will be sought,  shall not contain an untrue  statement of a material fact, or omit to state a material fact  required to be stated in order to make the  statements  made  therein,  in light of the circumstances under which they were made, not misleading.

     (e) Except in the case of the  Financial  Sector  Fund with  respect to the approval of the  Financial  Sector  Fund's  stockholders  of the  Agreement,  no
consent,  approval,   authorization  or  order  of  any  court  or  governmental authority, or of any other person or entity, is required for the consummation of the  transactions  contemplated by this Agreement,  except as may be required by the 1933 Act, the Securities  Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or state  securities laws or Delaware  statutory trust or Maryland corporation laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

     7.   Covenants of the Financial Sector Fund

     (a) The  Financial  Sector  Fund  covenants  to  operate  its  business  as presently conducted between the date hereof and the Closing.

     (b) The  Financial  Sector  Fund  undertakes  that it will not  acquire the shares of beneficial interest of the Value Equity Fund for the purpose of making distributions thereof other than to the Financial Sector Fund's stockholders.

     (c) The Financial  Sector Fund  covenants  that by the Closing,  all of the
Financial  Sector Fund's  federal and other Tax returns and reports  required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

     (d) The Financial  Sector Fund will at the Closing provide the Trust with a copy of the stockholder  ledger accounts,  including,  without  limitation,  the name, address and taxpayer  identification number of each stockholder of record, the number of shares of common  stock  held by each  stockholder,  the  dividend
reinvestment   elections   applicable  to  each  stockholder,   and  the  backup
withholding and nonresident alien withholding certifications, notices or records on file with the Financial Sector Fund with respect to each stockholder, for all stockholders  of record of the  Financial  Sector Fund shares as of the Close of
Business on the  Valuation  Date,  who are to become  shareholders  of the Value
Equity  Fund as a result of the  transfer  of assets that is the subject of this
Agreement,  certified  by its  transfer  agent  or  its  President  or its  Vice
President to the best of their knowledge and belief.

     (e) The Financial  Sector Fund agrees to mail to each stockholder of record of the Financial  Sector Fund entitled to vote at the meeting of stockholders at which action on this Agreement is to be considered, in sufficient time to comply with  requirements  as to notice  thereof,  a  Prospectus/Proxy  Statement  that complies in all material  respects  with the  applicable  provisions  of Section
14(a) of the 1934 Act,  and  Section  20(a) of the 1940  Act,  and the rules and regulations, respectively, thereunder.

                                      A-8

     (f) The  Financial  Sector Fund shall supply to the Trust,  at the Closing, the  statement of the assets and  liabilities  described in Section 4(e) of this
Agreement in conformity with the requirements described in such Section.

     8.   Covenants of the Trust

     (a) The Trust covenants that the shares of beneficial interest of the Value
Equity Fund to be issued and delivered to the Financial  Sector Fund pursuant to the terms of Section 1 hereof shall have been duly  authorized as of the Closing and, when so issued and delivered,  shall be registered under the 1933 Act, duly and validly issued, and fully paid and non-assessable, and no shareholder of the
Value Equity Fund shall have any statutory or  contractual  preemptive  right of subscription or purchase in respect thereof.

     (b) The Trust covenants to operate the business of the Value Equity Fund as presently conducted between the date hereof and the Closing.

     (c) The Trust covenants that by the Closing, all of the Value Equity Fund's federal  and other tax  returns  and  reports  required by law to be filed on or before  such date shall have been filed and all federal and other taxes shown as due on said returns shall have either been paid or adequate  liability  reserves shall have been provided for the payment of such taxes.

     (d) The Trust shall supply to the  Financial  Sector Fund,  at the Closing, the  statement  of assets and  liabilities  described  in  Section  5(d) of this
Agreement in conformity with the requirements described in such Section.

     (e) The Trust  will file with the United  States  Securities  and  Exchange
Commission (the  "Commission")  a Registration  Statement on Form N-14 under the
1933 Act  ("Registration  Statement"),  relating  to the  shares  of  beneficial interest of the Value  Equity  Fund  issuable  hereunder,  and will use its best efforts  to  provide  that such  Registration  Statement  becomes  effective  as promptly  as  practicable.  At the  time  such  Registration  Statement  becomes effective,  it (i) will  comply in all  material  respects  with the  applicable provisions  of the 1933 Act,  the 1934 Act and the 1940  Act,  and the rules and regulations  promulgated  thereunder;  and  (ii)  will  not  contain  an  untrue statement  of a material  fact or omit to state a material  fact  required to be stated therein or necessary to make the statements  therein not  misleading.  At the  time  the  Registration  Statement  becomes  effective,  at the time of the
Financial  Sector  Fund's  stockholders'   meeting,  and  at  the  Closing,  the
prospectus and statement of additional  information included in the Registration
Statement  will not contain an untrue  statement  of a material  fact or omit to state a material fact necessary to make the statements  therein, in the light of the circumstances under which they were made, not misleading.

     9.   Conditions  Precedent to be Fulfilled by the Financial Sector Fund and
          the Trust

     The  obligations  of the Financial  Sector Fund and the Trust to effectuate this Agreement and the Plan of Reorganization  hereunder shall be subject to the following respective conditions:

     (a) That (i) all the  representations  and  warranties  of the other  party contained  herein shall be true and correct in all  material  respects as of the
Closing  with the same  effect as though  made as of and at such date;  (ii) the other party shall have performed all  obligations  required by this Agreement to be performed  by it at or prior to the Closing;  and (iii) the other party shall have  delivered  to such party a  certificate  signed by the  President  or Vice
President and by the Secretary or equivalent officer to the foregoing effect.

                                       A-9

     (b) That the other party shall have  delivered  to such party a copy of the resolutions  approving  this  Agreement  adopted by the other  party's  Board of
Directors or Board of Trustees,  as  applicable,  certified by the  Secretary or equivalent officer.

     (c) That the  Commission  shall  not have  issued an  unfavorable  advisory report under Section  25(b) of the 1940 Act, nor  instituted  nor  threatened to
institute   any   proceeding   seeking  to  enjoin  the   consummation   of  the
reorganization  contemplated  hereby under Section 25(c) of the 1940 Act, and no
other  legal,   administrative  or  other  proceeding  shall  be  instituted  or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

     (d) That this Agreement and the Plan of Reorganization and the transactions contemplated  hereby shall have been approved by the  appropriate  action of the stockholders of the Financial Sector Fund at an annual or special meeting or any adjournment thereof.

     (e) That the Financial  Sector Fund shall have declared a  distribution  or distributions  prior to the  Valuation  Date that,  together  with all  previous distributions, shall have the effect of distributing to its stockholders (i) all of its ordinary  income and all of its capital gain net income,  if any, for the period  from the close of its last  fiscal  year to the Close of Business on the
Valuation Date, and (ii) any undistributed  ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning given such term by Section 1222(9) of the Code.

     (f) That prior to or at the  Closing,  the  Financial  Sector  Fund and the
Trust  shall  receive an opinion  from  Stradley,  Ronon,  Stevens & Young,  LLP
("Stradley  Ronon") to the effect that,  provided the  acquisition  contemplated hereby is carried out in accordance with this  Agreement,  the laws of the State of  Delaware  and the  State  of  Maryland,  and in  accordance  with  customary representations  provided  by  the  Financial  Sector  Fund  and  the  Trust  in
certificates delivered to Stradley Ronon:

          (1) The acquisition by the Value Equity Fund of  substantially  all of the assets and the assumption of the  liabilities  of the Financial  Sector
     Fund in  exchange  solely  for the Value  Equity  Fund  shares to be issued pursuant to Section 1 hereof, followed by the distribution by the Financial
     Sector Fund to its stockholders of the Value Equity Fund shares in complete liquidation of the Financial  Sector Fund, will qualify as a reorganization within the meaning of Section  368(a)(1) of the Code,  and the Value Equity
     Fund  and  the  Financial  Sector  Fund  will  each  be  a  "party  to  the reorganization" within the meaning of Section 368(b) of the Code;

          (2) No gain or loss will be recognized  by the  Financial  Sector Fund upon the transfer of substantially  all of its assets to and the assumption of the  liabilities  by the Value  Equity Fund in  exchange  solely for the voting  shares of the Value  Equity Fund (to be issued in  accordance  with
     Section 1 hereof) under Section 361(a) and Section 357(a) of the Code;

          (3) No gain or loss will be  recognized  by the Value Equity Fund upon the receipt by it of substantially  all of the assets and the assumption of the  liabilities  of the Financial  Sector Fund in exchange  solely for the voting  shares of the Value  Equity Fund (to be issued in  accordance  with
     Section 1 hereof) under Section 1032(a) of the Code;

          (4) No gain or loss will be recognized  by the  Financial  Sector Fund upon the  distribution  of the Value  Equity Fund  shares to the  Financial
     Sector Fund stockholders in accordance with Section 1 hereof in liquidation of the Financial Sector Fund under Section 361(c)(1) of the Code;

                                      A-10

          (5) The basis of the assets of the  Financial  Sector Fund received by the Value  Equity  Fund will be the same as the basis of such assets to the
     Financial  Sector Fund  immediately  prior to the  exchange  under  Section
     362(b) of the Code;

          (6) The  holding  period of the assets of the  Financial  Sector  Fund received by the Value Equity Fund will include the period during which such assets were held by the Financial  Sector Fund under Section 1223(2) of the
     Code;

          (7) No gain or loss  will be  recognized  by the  stockholders  of the
     Financial  Sector Fund upon the exchange of their  shares in the  Financial
     Sector Fund for the voting  shares  (including  fractional  shares to which they may be entitled) of the Value Equity Fund (to be issued in  accordance with Section 1 hereof) under Section 354(a) of the Code;

          (8)  The  basis  of the  Value  Equity  Fund  shares  received  by the
     Financial  Sector Fund  stockholders  in  accordance  with Section 1 hereof
     (including  fractional  shares to which they may be  entitled)  will be the same as the basis of the  shares of the  Financial  Sector  Fund  exchanged therefor under Section 358(a)(1) of the Code;

          (9) The holding period of the Value Equity Fund shares received by the
     Financial  Sector Fund's  stockholders  in accordance with Section 1 hereof
     (including  fractional  shares to which they may be entitled)  will include the holding  period of the Financial  Sector Fund's shares  surrendered  in exchange therefor, provided that the Financial Sector Fund shares were held as a capital asset on the date of the Reorganization  under Section 1223(l)
     of the Code; and

          (10) The Value Equity Fund will succeed to and take into account as of the date of the  transfer  (as  defined  in  Section  1.381(b)-1(b)  of the
     regulations   issued  by  the  United  States   Treasury   (the   "Treasury
     Regulations"))  the items of the Financial Sector Fund described in Section
     381(c) of the Code, subject to the conditions and limitations  specified in
     Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

     (g) That the Trust  shall have  received  an opinion in form and  substance reasonably  satisfactory  to it from Dechert,  counsel to the  Financial  Sector
Fund, to the effect that,  subject in all respects to the effects of bankruptcy, insolvency,  arrangement  among creditors,  moratorium,  fraudulent  transfer or conveyance,  and other  similar  laws of general  applicability  relating  to or affecting creditors' rights and to general equity principles:

          (1) The Financial  Sector Fund was created as a corporation  under the laws of the State of Maryland on February 13, 1986, and is validly existing and in good standing under the laws of the State of Maryland;

          (2) The  Financial  Sector Fund is  authorized  to issue three hundred million shares of common stock, $0.001 par value. Assuming that the initial shares  of  common  stock of the  Financial  Sector  Fund  were  issued  in
     accordance   with  the  1940  Act,  and  the  Restatement  of  Articles  of
     Incorporation  and Restated  By-Laws of the Financial Sector Fund, and that all other such  outstanding  shares of the Financial Sector Fund were sold, issued and paid for in accordance  with the terms of the  Financial  Sector
     Fund prospectus in effect at the time of such sales,  each such outstanding share is duly and validly issued,  fully paid,  non-assessable,  and except for any shares sold pursuant to the private offering exemption for purposes of raising the required initial capital, is fully transferable and has full voting rights;

                                      A-11

          (3) The  Financial  Sector Fund is an open-end  management  investment company registered as such under the 1940 Act;

          (4) Except as  disclosed  in the  Financial  Sector  Fund's  currently effective  prospectus,  such counsel  does not know of any  material  suit, action, or legal or administrative proceeding pending or threatened against the Fund, the unfavorable  outcome of which would  materially and adversely affect the Fund;

          (5) To such counsel's knowledge, no consent,  approval,  authorization or order of any court, governmental authority or agency is required for the consummation by the Financial Sector Fund of the transactions  contemplated by this  Agreement,  except such as have been obtained  under the 1933 Act, the 1934 Act, the 1940 Act, and Maryland  laws  (including,  in the case of each of the foregoing,  the rules and  regulations  thereunder) and such as may be required under state securities laws;

          (6) Neither the execution,  delivery nor performance of this Agreement by the Financial  Sector Fund violates any provision of its  Restatement of
     Articles of Incorporation,  its Restated By-Laws,  or the provisions of any agreement or other instrument, known to such counsel to which the Financial
     Sector Fund is a party or by which the  Financial  Sector Fund is otherwise bound; and

          (7) This Agreement has been duly and validly authorized,  executed and delivered by the Financial Sector Fund and represents the legal,  valid and binding obligation of the Financial Sector Fund and is enforceable  against the Financial Sector Fund in accordance with its terms.

     In giving  the  opinions  set forth  above,  Dechert  may state  that it is relying on certificates of the officers of the Financial Sector Fund with regard to  matters  of fact  and  certain  certifications  and  written  statements  of governmental officials with respect to the good standing of the Financial Sector
Fund.

     (h) That the  Financial  Sector Fund shall have received an opinion in form and substance reasonably  satisfactory to it from Stradley Ronon, counsel to the
Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency,  arrangement  among creditors,  moratorium,  fraudulent  transfer or conveyance,  and other  similar  laws of general  applicability  relating  to or affecting creditors' rights and to general equity principles:

          (1) The Trust is a statutory  trust and was created  under the laws of the State of Delaware on August 13,  1993,  and is validly  existing and in good standing under the laws of the State of Delaware;

          (2) The Trust is authorized to issue an unlimited  number of shares of beneficial interest,  $0.001 par value. Assuming that the initial shares of beneficial interest of the Value Equity Fund were issued in accordance with the  1940 Act and the  Trust's  Agreement  and  Declaration  of  Trust  and
     By-laws,  and that all other such  outstanding  shares of the Value  Equity
     Fund were  sold,  issued and paid for in  accordance  with the terms of the
     Value Equity Fund's  prospectus  in effect at the time of such sales,  each
     such   outstanding   share  is  duly  and  validly   issued,   fully  paid,
     non-assessable, freely transferable and has full voting rights;

          (3) The Trust is an open-end management  investment company registered as such under the 1940 Act;

                                      A-12

          (4) Except as disclosed in the Value Equity Fund's currently effective prospectus,  such counsel does not know of any material  suit,  action,  or legal or administrative proceeding pending or threatened against the Trust, the unfavorable  outcome of which would materially and adversely affect the
     Trust or the Value Equity Fund;

          (5) The shares of  beneficial  interest of the Value Equity Fund to be issued  pursuant to the terms of Section 1 hereof have been duly authorized and,  when issued and  delivered as provided in this  Agreement,  will have been duly and validly issued and fully paid and will be  non-assessable  by the Trust or the Value Equity Fund,  and to such  counsel's  knowledge,  no shareholder has any preemptive right to subscription or purchase in respect thereof;

          (6) To such counsel's knowledge, no consent,  approval,  authorization or order of any court, governmental authority or agency is required for the consummation  by  the  Trust  of  the  transactions  contemplated  by  this
     Agreement,  except such as have been obtained  under the 1933 Act, the 1934
     Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws);

          (7) Neither the execution,  delivery nor performance of this Agreement by the Trust  violates any provision of its Agreement  and  Declaration  of
     Trust, its By-laws, or the provisions of any agreement or other instrument, known to such  counsel  to which the Trust is a party or by which the Trust is otherwise bound; and

          (8) This Agreement has been duly and validly authorized,  executed and delivered  by the  Trust  and  represents  the  legal,  valid  and  binding obligation of the Trust and is enforceable  against the Trust in accordance with its terms.

     In giving the opinions set forth above, Stradley Ronon may state that it is relying on  certificates  of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

     (i) That the Trust's  Registration  Statement with respect to the shares of beneficial  interest of the Value Equity Fund to be  delivered to the  Financial
Sector Fund's stockholders in accordance with Section 1 hereof shall have become effective,  and no stop order  suspending the  effectiveness of the Registration
Statement or any amendment or supplement  thereto,  shall have been issued prior to the Closing or shall be in effect at the Closing,  and no proceedings for the issuance of such an order shall be pending or threatened on that date.

     (j) That the shares of  beneficial  interest of the Value Equity Fund to be delivered in accordance  with Section 1 hereof shall be eligible for sale by the
Trust with each state  commission  or agency  with  which  such  eligibility  is required  in order  to  permit  the  shares  lawfully  to be  delivered  to each
Financial Sector Fund stockholder.

     (k) That at the Closing,  the Financial  Sector Fund transfers to the Value
Equity Fund  aggregate  Net Assets of the  Financial  Sector Fund  comprising at least 90% in fair  market  value of the total net assets and 70% in fair  market value of the total gross assets  recorded on the books of the  Financial  Sector
Fund at the Close of Business on the Valuation Date.

                                      A-13

     10.  Brokerage Fees and Expenses; Other Agreements

     (a) The Financial Sector Fund and the Trust each represents and warrants to the other that there are no broker or finders'  fees payable by it in connection with the transaction provided for herein.

     (b) The expenses of entering  into and carrying out the  provisions of this
Agreement,  whether  or not  consummated,  shall be borne  by UBS  Global  Asset
Management (US) Inc.

     (c) Any other provision of this Agreement to the contrary  notwithstanding, any  liability of the Trust under this  Agreement  with respect to any series of the Trust,  or in  connection  with the  transactions  contemplated  herein with respect to any series of the Trust,  shall be discharged  only out of the assets of that  series of the Trust,  and no other  series of the Trust shall be liable with respect thereto.

     11.  Indemnification by the Financial Sector Fund

     The Financial Sector Fund hereby agrees to indemnify and hold the Trust and the Value Equity Fund and each of them  harmless  from all loss,  liability  and expense  (including  reasonable counsel fees and expenses in connection with the contest  of any  claim)  which the Trust or the Value  Equity  Fund may incur or sustain by reason of the fact that (i) the Trust or the Value  Equity Fund shall be  required  to pay  any  obligation  of the  Financial  Sector  Fund,  whether consisting  of Tax  deficiencies  or  otherwise,  based  upon a claim or  claims against the  Financial  Sector Fund that were omitted or not fully  reflected in the financial  statements  to be delivered to the Trust in  connection  with the
Closing;  (ii) any  representations  or warranties made by the Financial  Sector
Fund in  Sections 4 or 6 hereof  should  prove to be false or  erroneous  in any material respect;  (iii) any covenant has been breached in any material respect;
or (iv) any  claim is made  alleging  that  (a) the  Prospectus/Proxy  Statement delivered to the  stockholders  of the Financial  Sector Fund in connection with this transaction,  or (b) the Registration  Statement on Form N-14 of which such
Prospectus/Proxy  Statement  forms a part,  included  an untrue  statement  of a material  fact or  omitted  to  state a  material  fact  necessary  to make  the statements  therein,  in light of the circumstances  under which they were made, not  misleading,  except  insofar as such claim is based on written  information furnished to the Financial Sector Fund by the Trust,  its investment  adviser or distributor.

     12.  Indemnification by the Trust and the Value Equity Fund

     The Trust and the Value Equity Fund hereby agree to indemnify  and hold the
Directors of the Financial  Sector Fund  harmless  from all loss,  liability and expenses (including  reasonable counsel fees and expenses in connection with the contest of any claim)  which the  Financial  Sector Fund may incur or sustain by reason of the fact that (i) any  representations or warranties made by the Trust in  Sections 5 or 6 hereof  should  prove  false or  erroneous  in any  material respect;  (ii) any covenant  has been  breached by the Trust or the Value Equity
Fund in any material  respect;  or (iii) any claim is made alleging that (a) the
Prospectus/Proxy Statement delivered to the stockholders of the Financial Sector
Fund in connection with this transaction,  or (b) the Registration  Statement on
Form N-14 of which such  Prospectus/Proxy  Statement  forms a part,  included an untrue  statement  of a  material  fact or  omitted  to  state a  material  fact necessary to make the statements  therein,  in light of the circumstances  under which they were made, not  misleading,  except insofar as such claim is based on written  information  furnished to the Trust by the Financial  Sector Fund,  its investment adviser or distributor.

                                      A-14

     13.  Notice of Claim of Indemnification

     In the event that any claim is made  against the Trust or the Value  Equity
Fund in  respect  of which  indemnity  may be  sought  by the Trust or the Value
Equity Fund from the Financial  Sector Fund or the stockholders of the Financial
Sector Fund under Section 11 of this Agreement,  or, in the event that any claim is made against the Financial  Sector Fund in respect of which  indemnity may be sought by the  Financial  Sector  Fund from the Trust or the Value  Equity  Fund under  Section 12 of this  Agreement,  the party  seeking  indemnification  (the
"Indemnified  Party") shall,  with  reasonable  promptness and before payment of such  claim,  give  written  notice  of  such  claim  to the  other  party  (the
"Indemnifying  Party").  If no objection as to the validity of the claim is made in writing to the Indemnified Party by the Indemnifying Party within thirty (30)
days after giving notice  hereunder,  then, the  Indemnified  Party may pay such claim  and  shall  be  entitled  to  reimbursement  therefor,  pursuant  to this
Agreement.  If, prior to the termination of such thirty-day period, objection in writing as to the validity of such claim is made to the Indemnified  Party,  the
Indemnified Party shall withhold payment thereof until the validity of the claim is established (i) to the satisfaction of the  Indemnifying  Party; or (ii) by a final  determination  of  a  court  of  competent  jurisdiction,  whereupon  the
Indemnified  Party may pay such  claim and shall be  entitled  to  reimbursement thereof,  pursuant to this  Agreement;  or (iii) with respect to any Tax claims, within seven (7) calendar days following the earlier of (A) an agreement between the Financial Sector Fund and the Trust that an indemnity amount is payable, (B)
an  assessment  of a Tax by a  taxing  authority,  or (C) a  "determination"  as defined in Section  1313(a) of the Code.  For  purposes of this  Section 13, the term "assessment"  shall have the same meaning as used in Chapter 63 of the Code and Treasury Regulations thereunder,  or any comparable provision under the laws of the  appropriate  taxing  authority.  In the  event of any  objection  by the
Indemnifying Party, the Indemnifying Party shall promptly investigate the claim, and if it is not satisfied with the validity  thereof,  the  Indemnifying  Party shall conduct the defense against such claim. All costs and expenses incurred by the Indemnifying Party in connection with such investigation and defense of such claim shall be borne by it. These indemnification provisions are in addition to, and not in limitation of, any other rights the parties may have under applicable law.

     14.  Termination; Waiver; Order

     (a) Anything  contained in this Agreement to the contrary  notwithstanding, this Agreement may be terminated and the Plan of Reorganization abandoned at any time  (whether  before or after  approval  thereof  by the  stockholders  of the
Financial Sector Fund) prior to the Closing as follows:

          (1) by mutual  consent of the  Financial  Sector Fund and the Trust in writing;

          (2) by the Trust if any  condition  precedent to its  obligations  set forth in  Section  9 has not  been  fulfilled  or  waived  by the  Trust in writing; or

          (3) by the  Financial  Sector Fund if any  condition  precedent to its obligations  set forth in Section 9 has not been fulfilled or waived by the
     Financial Sector Fund in writing.

     (b) If the  transactions  contemplated  by this  Agreement  have  not  been consummated  by  ____________  __,  2004,  this  Agreement  shall  automatically terminate on that date,  unless a later date is agreed to in writing by both the
Financial Sector Fund and the Trust.

     (c)  In  the  event  of  termination  of  this  Agreement  pursuant  to the provisions  hereof,  the same shall become void and have no further effect,  and there shall not be any liability on the part of either the

                                      A-15

Financial  Sector  Fund or the  Trust or  persons  who are  their  directors  or trustees (as appropriate),  officers, agents or shareholders or stockholders (as appropriate) in respect of this Agreement.

     (d) At any time prior to the  Closing,  any of the terms or  conditions  of this  Agreement may be waived by either the Financial  Sector Fund or the Trust, respectively (whichever is entitled to the benefit thereof).

     (e) The respective  representations,  warranties and covenants contained in
Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan of Reorganization.

     (f) If any order or orders of the Commission with respect to this Agreement shall be issued  prior to the Closing and shall  impose any terms or  conditions that are determined by action of the Board of Directors of the Financial  Sector
Fund or the Board of  Trustees  of the Trust to be  acceptable,  such  terms and conditions shall be binding as if a part of this Agreement  without further vote or  approval of the  stockholders  of the  Financial  Sector  Fund,  unless such further vote is required by applicable law, or by mutual consent of the parties.

     15.  Final Tax Returns and Forms 1099 of the Financial Sector Fund

     (a) After the Closing,  the Financial  Sector Fund shall or shall cause its agents to prepare any federal,  state or local Tax returns,  including any Forms
1099,  required to be filed with respect to the  Financial  Sector  Fund's final taxable year ending with its complete  liquidation  and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

     (b)  Notwithstanding  the  provisions  of  Section 1 hereof,  any  expenses incurred  by the  Financial  Sector  Fund  (other  than for payment of Taxes) in connection  with the  preparation  and filing of said Tax returns and Forms 1099 after the  Closing,  shall be borne by the  Financial  Sector Fund to the extent such expenses have been or should have been accrued by the Financial Sector Fund in the ordinary course without regard to the Plan of Reorganization contemplated by this Agreement.

     16.  Cooperation and Exchange of Information

     The Trust and the  Financial  Sector Fund will provide each other and their respective  representatives  with such  cooperation and information as either of them  reasonably  may  request of the other in filing any Tax  returns,  amended return or claim for refund,  determining  a liability  for Taxes or a right to a refund of Taxes or  participating in or conducting any audit or other proceeding in respect of Taxes.  Each party or their  respective  agents  will retain for a period of six (6) years  following  the Closing all returns,  schedules and work papers and all material  records or other  documents  relating to Tax matters of the  Financial  Sector Fund and Value  Equity Fund for its taxable  period first ending after the Closing and for all prior taxable periods.

     17.  Entire Agreement and Amendments

     This Agreement  embodies the entire Agreement between the parties and there are no  agreements,  understandings,  restrictions,  or  warranties  between the parties other than those set forth herein or herein provided for. This Agreement may be amended  only by mutual  consent of the parties in writing.  Neither this
Agreement  nor any  interest  herein may be assigned  without the prior  written consent of the other party.

                                      A-16

     18.  Counterparts

     This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an  original,  but all such  counterparts  together  shall constitute but one instrument.

     19.  Notices

     Any notice,  report,  or demand  required or permitted by any  provision of this  Agreement  shall be in  writing  and shall be deemed to have been given if delivered or mailed,  first class postage prepaid,  addressed to the Trust at 51
West 52nd Street, New York, New York 10019-6114, Attention: Secretary, or to the
Financial  Sector Fund at 51 West 52nd Street,  New York,  New York  10019-6114,
Attention: Secretary.

     20.  Governing Law

     This Agreement  shall be governed by and carried out in accordance with the laws of the State of Delaware.

     21.  Effect of Facsimile Signature

     A facsimile  signature of an  authorized  officer of a party hereto on this
Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

     IN  WITNESS  WHEREOF,  the Trust and the  Financial  Sector  Fund have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

                                             THE UBS FUNDS, ON BEHALF OF THE UBS
                                             U.S. VALUE EQUITY FUND
Attest:

By:      __________________________          By:      __________________________

Title:   ________________________            Title:   __________________________

                                             UBS FINANCIAL SECTOR FUND INC.
Attest:

By:      __________________________          By:      __________________________

Title:   ________________________            Title:   __________________________

                                      A-17

                                                                       EXHIBIT B

[The  Prospectus of the Value Equity Fund,  dated September 30, 2002 (as revised
September 15, 2003), as previously  filed via EDGAR,  is incorporated  herein by reference and will be included with the mailing to shareholders.]

                                                                       EXHIBIT C

[The Annual Report to  Shareholders of the Value Equity Fund for the fiscal year ended June 30, 2003, as previously  filed via EDGAR, is  incorporated  herein by reference and will be included with the mailing to shareholders.]

                           VOTE THIS PROXY CARD TODAY!

                                    Your Proxy Vote is important!

                                    And now you can Vote your Proxy over
                                    the TELEPHONE or the INTERNET.

                                    It saves Time!  Telephone and Internet
                                    voting are instantaneous - 24 hours a day.

                                    It's Easy!  Just follow these simple steps:

                                    1.  Read your proxy statement and have
                                    it at hand.

                                    2.  Call toll-free 1-866-241-6192 or go to
                                    website: https://vote.proxy-direct.com

                                    3.  Enter your 14 digit Control Number
                                    from your Proxy Card.

                                    4.  Follow the recorded or on-screen
                                    directions.

                                    5.  Do not mail your Proxy Card when
                                    you vote by Telephone or over the
                                    Internet

                  Please detach at perforation before mailing.

PROXY     SPECIAL MEETING OF SHAREHOLDERS OF UBS FINANCIAL SECTOR FUND INC.
                                October 29, 2003

The undersigned  hereby revokes all previous proxies for his shares and appoints as proxies  Todd Lebo and Evelyn  DeSimone,  and each of them (with the power of substitution)  to vote for the  undersigned  all  shares of common  stock of the undersigned  in UBS  Financial  Sector  Fund  Inc.  at the  Special  Meeting  of
Shareholders  to be held at 12:00 p.m.  Eastern time, on October 29, 2003, at 51
West 52nd Street, 16th Floor, New York, New York 10019-6114, and any adjournment thereof ("Meeting"), with all the power the undersigned would have if personally present. The shares represented by this card will be voted as instructed.

UNLESS INDICATED TO THE CONTRARY,  THIS PROXY SHALL BE DEEMED TO GRANT AUTHORITY
TO VOTE "FOR" THE  PROPOSAL  RELATING  TO THE  REORGANIZATION  OF UBS  FINANCIAL
SECTOR FUND INC. INTO UBS U.S. VALUE EQUITY FUND, A SERIES OF THE UBS FUNDS.  IF
ANY OTHER  MATTERS  PROPERLY  COME  BEFORE THE SPECIAL  MEETING  ABOUT WHICH THE
PROXIES WERE NOT AWARE PRIOR TO THE TIME OF SOLICITATION, AUTHORIZATION IS GIVEN
TO THE PROXIES TO VOTE IN THEIR DISCRETION.

                           VOTE VIA THE INTERNET:  https://vote.proxy-direct.com
                           VOTE VIA THE TELEPHONE:  1-866-241-6192
                           CONTROL NUMBER: 999 99999 999 999

                    NOTE:  If shares are held by an  individual,  sign your name exactly  as it  appears  on this  card.  If shares  are held jointly,  either  party may sign,  but the name of the party signing  should  conform  exactly  to the name shown on this card. If shares are held by a  corporation,  partnership  or similar account, the name and the capacity of the individual signing  should be  indicated  unless it is reflected in the form of  registration.  For example:  "ABC Corp.,  John Doe,
                    Treasurer."

                                        Signature

                                        Signature (if held jointly)

                                        Date
                                                                       FSI_13559

                      EACH SHAREHOLDER'S VOTE IS IMPORTANT
                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY

                  Please detach at perforation before mailing.

THIS PROXY IS BEING SOLICITED FOR THE BOARD OF DIRECTORS OF UBS FINANCIAL SECTOR
FUND INC., AND RELATES TO THE PROPOSAL INDICATED BELOW.

When  properly  signed,  the  proxy  will be voted as  instructed  below.  If no instruction is given for a proposal, a vote will be made "For" that proposal.

TO VOTE, MARK THE BLOCKS BELOW IN BLUE OR BLACK INK. Example:  /X/

The Board of Directors recommends a vote FOR the following Proposal.

1.   To approve an Agreement  and Plan of  Reorganization  between UBS Financial   FOR  AGAINST  ABSTAIN
     Sector  Fund  Inc.  ("Sector  Fund")  and The UBS  Funds,  on behalf of its   /_/    /_/      /_/
     series, UBS U.S. Value Equity Fund ("Value Equity Fund"), that provides for the  acquisition  of  substantially  all  of  the  assets,  subject  to the liabilities,  of Sector Fund in exchange  for shares of Value  Equity Fund, the distribution of such shares to the shareholders of Sector Fund, and the complete liquidation and dissolution of Sector Fund.

                                                                       FSI_13559

 Please date and sign the reverse side of this proxy and return it promptly in the enclosed envelope. This proxy will not be voted unless it is dated and signed exactly as instructed.

Part B
                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                                  THE UBS FUNDS
                            Dated September 17, 2003

Acquisition of the assets of the
UBS FINANCIAL SECTOR FUND INC.

By and in exchange for shares of the
UBS U.S. VALUE EQUITY FUND
(a series of The UBS Funds)

     This Statement of Additional  Information  ("SAI") relates  specifically to the proposed  acquisition  (the  "Merger") of  substantially  all of the assets, subject  to  the  liabilities,  of the  UBS  Financial  Sector  Fund  Inc.  (the
"Financial  Sector  Fund"),  in exchange for shares of the UBS U.S. Value Equity
Fund (the "Value Equity Fund"), a series of The UBS Funds (the "Trust").

     This SAI also includes the following  documents,  which are attached to and legally considered to be a part of this SAI:

     1.   Pro Forma Financial  Statements  reflecting the financial situation of the Value Equity Fund  following the Merger as if the Merger had taken place on June 30, 2003.

     2.   Statement of Additional  Information  of the Value Equity Fund,  dated
          September 30, 2002.

     3.   Annual  Report of the Value Equity Fund for the fiscal year ended June
          30, 2003.

     4.   Annual Report of the  Financial  Sector Fund for the fiscal year ended
          March 31, 2003.

     This SAI is not a Prospectus;  you should read this SAI in conjunction with the  Prospectus/Proxy  Statement,  dated  September  17,  2003,  relating to the
Merger.  You can  request a copy of the  Prospectus/Proxy  Statement  by calling
1-800-647-1568  or by writing to the Value  Equity Fund at 51 West 52nd  Street,
New York, New York 10019-6114.

                              PRO FORMA FINANCIALS

Pro Forma Portfolio of Investments (unaudited)
June 30, 2003
                                                    Shares                                      Market Value
                                 ----------------------------------------- -------------------------------------------------------

                                   UBS U.S.                                  UBS U.S.
                                    Value      UBS Financial    Pro Forma     Value     UBS Financial                Pro Forma
                                 Equity Fund    Sector Fund     Combined   Equity Fund   Sector Fund  Adjustments    Combined

U.S. Equities--100.11%
Aerospace & Military--0.12%
United Technologies Corp.            2,500                       2,500      $ 177,075                                177,075

Autos/Durables--0.05%
Johnson Controls, Inc.                 900                         900         77,040                                 77,040

Banks--38.19%
AmSouth Bancorp                                   30,100        30,100                       657,384                 657,384
Astoria Financial Corp.                            3,600         3,600                       100,548                 100,548
BancorpSouth, Inc.                                 8,100         8,100                       168,885                 168,885
Bank of America Corp.                  900       106,100       107,000         71,127      8,385,083               8,456,210
Bank of New York Co., Inc.                        58,500        58,500                     1,681,875               1,681,875
Bank One Corp.                                    79,200        79,200                     2,944,656               2,944,656
BB&T Corp.                                        39,400        39,400                     1,351,420               1,351,420
Charter One Financial, Inc.                       20,784        20,784                       648,045                 648,045
City National Corp.                                3,200         3,200                       142,592                 142,592
Colonial BancGroup, Inc.                          11,100        11,100                       153,957                 153,957
Comerica, Inc.                                    16,500        16,500                       767,250                 767,250
Commerce Bancorp, Inc.                             2,100         2,100                        77,910                  77,910
Commerce Bancshares, Inc.                          6,489         6,489                       252,747                 252,747
Compass Bancshares, Inc.                          12,700        12,700                       443,611                 443,611
Cullen/Frost Bankers, Inc.                         3,200         3,200                       102,720                 102,720
Fifth Third Bancorp                               45,952        45,952                     2,634,887               2,634,887
First Midwest Bancorp, Inc.                        2,800         2,800                        80,668                  80,668
First Tennessee National Corp.                    11,400        11,400                       500,574                 500,574
First Virginia Banks, Inc.                         4,050         4,050                       174,636                 174,636
FirstMerit Corp.                                   9,500         9,500                       217,170                 217,170
FleetBoston Financial Corp.          4,485        78,516        83,001        133,249      2,332,710               2,465,959
Golden West Financial Corp.                       11,500        11,500                       920,115                 920,115
GreenPoint Financial Corp.           5,100         8,500        13,600        259,794        432,990                 692,784
Hibernia Corp., Class A                           11,600        11,600                       210,656                 210,656
Huntington Bancshares, Inc.                       15,900        15,900                       310,368                 310,368
IndyMac Bancorp, Inc.                              3,700         3,700                        94,054                  94,054
KeyCorp                                           34,600        34,600                       874,342                 874,342
M&T Bank Corp.                                     4,300         4,300                       362,146                 362,146
Marshall & Ilsley Corp.                           16,000        16,000                       489,280                 489,280
Mellon Financial Corp.               3,600        37,200        40,800         99,900      1,032,300               1,132,200
National City Corp.                               45,800        45,800                     1,498,118               1,498,118
National Commerce Financial Corp.                 12,500        12,500                       277,375                 277,375
North Fork Bancorp, Inc.                           2,000         2,000                        68,120                  68,120
Northern Trust Corp.                              18,600        18,600                       777,294                 777,294
Old National Bancorp.                              5,003         5,003                       115,069                 115,069
PNC Financial Services Group         3,000        23,600        26,600        146,430      1,151,916               1,298,346
Popular, Inc.                                      6,400         6,400                       246,976                 246,976
Regions Financial Corp.                           18,500        18,500                       624,930                 624,930
Roslyn Bancorp, Inc.                               5,900         5,900                       126,791                 126,791
SouthTrust Corp.                                  24,500        24,500                       666,400                 666,400
Sovereign Bancorp, Inc.                            8,700         8,700                       136,155                 136,155
SunTrust Banks, Inc.                              19,300        19,300                     1,145,262               1,145,262
Synovus Financial Corp.                           33,500        33,500                       720,250                 720,250
TCF Financial Corp.                                5,400         5,400                       215,136                 215,136
U.S. Bancorp                                     171,041       171,041                     4,190,505               4,190,505
Union Planters Corp.                              18,200        18,200                       564,746                 564,746
UnionBanCal Corp.                                  4,100         4,100                       169,617                 169,617
Valley National Bancorp                            3,045         3,045                        80,236                  80,236
Wachovia Corp.                                    92,700        92,700                     3,704,292               3,704,292
Washington Federal, Inc.                           7,018         7,018                       162,326                 162,326
Washington Mutual Corp.                           86,225        86,225                     3,561,093               3,561,093
Webster Financial Corp.                            4,400         4,400                       166,320                 166,320
Wells Fargo & Co.                    6,250       141,800       148,050        315,000      7,146,720               7,461,720
Whitney Holding Corp.                              3,100         3,100                        99,107                  99,107
Zions Bancorp                                     11,100        11,100                       561,771                 561,771
                                    --------------------------------------  -------------------------     ----------------------
                                    23,335     1,469,023     1,492,358      1,025,500     56,722,104              57,747,604
                                    --------------------------------------  -------------------------     ----------------------
Capital Goods--0.19%
Illinois Tool Works, Inc.            2,850                       2,850        187,673                                187,673
Pentair, Inc.                        2,500                       2,500         97,650                                 97,650
                                    --------------------------------------  -------------------------     ----------------------
                                     5,350           -           5,350        285,323            -                   285,323
                                    --------------------------------------  -------------------------     ----------------------
Chemicals--0.11%
Dow Chemical Co. (The)               5,500                       5,500        170,280                                170,280

Commercial Services & Supplies
--3.87%
Automatic Data Processing, Inc.                   41,200        41,200                     1,395,032               1,395,032
BISYS Group, Inc.*                                 4,500         4,500                        82,665                  82,665
Certegy, Inc.*                                     3,550         3,550                        98,513                  98,513
Concord EFS, Inc.*                                11,500        11,500                       169,280                 169,280
Deluxe Corp.                                       7,000         7,000                       313,600                 313,600
DST Systems, Inc.*                                 4,700         4,700                       178,600                 178,600
Equifax, Inc.                                     10,400        10,400                       270,400                 270,400
Fair, Issac & Co., Inc.                            2,300         2,300                       118,335                 118,335
First Data Corp.                     3,000        41,300        44,300        124,320      1,711,472               1,835,792
Fiserv, Inc.*                                      3,300         3,300                       117,513                 117,513
H&R Block, Inc.                                    8,000         8,000                       346,000                 346,000
Paychex, Inc.                                     28,500        28,500                       835,335                 835,335
Total System Services, Inc.                        4,100         4,100                        91,430                  91,430
                                    --------------------------------------  -------------------------     ----------------------
                                     3,000       170,350       173,350        124,320      5,728,175               5,852,495
                                    --------------------------------------  -------------------------     ----------------------
Computer Systems--0.15%
Hewlett-Packard Co.                  7,100                       7,100        151,230                                151,230
Jack Henry & Associates, Inc.                      4,600         4,600                        81,834                  81,834
                                    --------------------------------------  -------------------------     ----------------------
                                     7,100         4,600        11,700        151,230         81,834                 233,064
                                    --------------------------------------  -------------------------     ----------------------
Construction--0.08%
Martin Marietta Materials, Inc.      3,800                       3,800        127,718                                127,718

Consumer--0.06%
Kimberly-Clark Corp.                 1,700                       1,700         88,638                                 88,638

Diversified Financials--32.98%
Allied Capital Corp.                               3,900         3,900                        90,090                  90,090
American Express Co.                              90,000        90,000                     3,762,900               3,762,900
Bear Stearns Co., Inc.                             8,000         8,000                       579,360                 579,360
Capital One Financial Corp.                       17,700        17,700                       870,486                 870,486
Charles Schwab Corp.                              14,000        14,000                       141,260                 141,260
Citigroup, Inc.                     10,296       291,180       301,476        440,669     12,462,504              12,903,173
Countrywide Financial Corp.                        9,600         9,600                       667,872                 667,872
Fannie Mae                                        77,400        77,400                     5,219,856               5,219,856
Franklin Resources, Inc.                          17,800        17,800                       695,446                 695,446
Freddie Mac                          3,350        58,200        61,550        170,079      2,954,814               3,124,893
Goldman Sachs Group, Inc.                         16,500        16,500                     1,381,875               1,381,875
J.P. Morgan Chase & Co.              9,700       152,570       162,270        331,546      5,214,842               5,546,388
Janus Capital Group, Inc.                         15,400        15,400                       252,560                 252,560
Labranche & Co., Inc.                              3,600         3,600                        74,484                  74,484
Legg Mason, Inc.                                   5,600         5,600                       363,720                 363,720
Lehman Brothers Holdings, Inc.                    19,600        19,600                     1,303,008               1,303,008
MBNA Corp.                                       119,850       119,850                     2,497,674               2,497,674
Merrill Lynch & Co., Inc.                         68,800        68,800                     3,211,584               3,211,584
Morgan Stanley                       5,000        80,600        85,600        213,750      3,445,650               3,659,400
Neuberger Berman, Inc.                             4,900         4,900                       195,559                 195,559
Principal Financial Group, Inc.                   12,800        12,800                       412,800                 412,800
SEI Investments Co.                                1,900         1,900                        60,800                  60,800
SLM Corp.                                         33,900        33,900                     1,327,863               1,327,863
State Street Corp.                                26,300        26,300                     1,036,220               1,036,220
T. Rowe Price Group, Inc.                         12,900        12,900                       486,975                 486,975
                                    --------------------------------------  -------------------------     ----------------------
                                    28,346     1,163,000     1,191,346      1,156,044     48,710,202              49,866,246
                                    --------------------------------------  -------------------------     ----------------------
Energy--0.77%
ConocoPhillips                       3,949                       3,949        216,405                                216,405
DTE Energy Co.                       2,550                       2,550         98,532                                 98,532
Exelon Corp.                         3,150                       3,150        188,402                                188,402
Exxon Mobil Corp.                    6,150                       6,150        220,846                                220,846
FirstEnergy Corp.                    4,700                       4,700        180,715                                180,715
Progress Energy, Inc.                3,400                       3,400        149,260                                149,260
Sempra Energy                        4,000                       4,000        114,120                                114,120
                                    --------------------------------------  -------------------------     ----------------------
                                    27,899           -          27,899      1,168,280            -                 1,168,280
                                    --------------------------------------  -------------------------     ----------------------

Health: Drugs--0.31%
Bristol-Myers Squibb Co.             5,600                       5,600        152,040                                152,040
Cephalon, Inc.*                      2,000                       2,000         82,320                                 82,320
SICOR, Inc.*                         3,400                       3,400         69,156                                 69,156
Wyeth                                3,600                       3,600        163,980                                163,980
                                    --------------------------------------  -------------------------     ----------------------
                                    14,600           -          14,600        467,496            -                   467,496
                                    --------------------------------------  -------------------------     ----------------------
Health: Non-Drugs--0.28%
Baxter International, Inc.           1,750                       1,750         45,500                                 45,500
Johnson & Johnson                    2,800                       2,800        144,760                                144,760
UnitedHealth Group, Inc.             4,700                       4,700        236,175                                236,175
                                    --------------------------------------  -------------------------     ----------------------
                                     9,250           -           9,250        426,435             -                  426,435
                                    --------------------------------------  -------------------------     ----------------------
Insurance--19.77%
AFLAC, Inc.                                       42,200        42,200                     1,297,650               1,297,650
Allmerica Financial Corp.*                         3,600         3,600                        64,764                  64,764
Allstate Corp.                                    54,700        54,700                     1,950,055               1,950,055
AMBAC Financial Group, Inc.                        7,400         7,400                       490,250                 490,250
American International Group, Inc.   2,476       183,900       186,376        136,626     10,147,602              10,284,228
Anthem, Inc.*                        1,000                       1,000         77,150                                 77,150
AON Corp.                                         21,200        21,200                       510,496                 510,496
Chubb Corp.                                       13,800        13,800                       828,000                 828,000
CIGNA Corp.                                       13,100        13,100                       614,914                 614,914
Cincinnati Financial Corp.*                        6,200         6,200                       229,958                 229,958
CNA Financial Corp.*                               1,900         1,900                        46,740                  46,740
First American Corp.                               4,200         4,200                       110,670                 110,670
Gallagher Arthur J. & Co.                          8,000         8,000                       217,600                 217,600
Hartford Financial Services
Group, Inc. (The)                     2,250       21,600        23,850        113,310      1,087,776               1,201,086
HCC Insurance Holdings, Inc.                       3,600         3,600                       106,452                 106,452
Jefferson-Pilot Corp.                             16,550        16,550                       686,163                 686,163
John Hancock Financial
Services, Inc.                                    23,900        23,900                       734,447                 734,447
Lincoln National Corp.                            15,400        15,400                       548,702                 548,702
Loews Corp.                                       14,600        14,600                       690,434                 690,434
Marsh & McLennan Cos., Inc.                       45,100        45,100                     2,303,257               2,303,257
MBIA, Inc.                                        14,600        14,600                       711,750                 711,750
MetLife, Inc.                                     48,100        48,100                     1,362,192               1,362,192
MGIC Investment Corp.                             10,600        10,600                       494,384                 494,384
Nationwide Financial
Services, Inc., Class A                            4,800         4,800                       156,000                 156,000
Old Republic International Corp.                   5,200         5,200                       178,204                 178,204
PMI Group, Inc.                                   13,100        13,100                       351,604                 351,604
Progressive Corp.                                 12,900        12,900                       942,990                 942,990
Protective Life Corp.                              6,500         6,500                       173,875                 173,875
Prudential Financial, Inc.                        17,800        17,800                       598,970                 598,970
Radian Group, Inc.                                 5,900         5,900                       216,235                 216,235
SAFECO Group, Inc.                                 2,500         2,500                        88,200                  88,200
St. Paul Cos. Inc.                                16,500        16,500                       602,415                 602,415
Torchmark Corp.                                    9,700         9,700                       361,325                 361,325
Travelers Property Causalty
Corp., Class B                                    23,473        23,473                       370,169                 370,169
Unum Provident Corp.                              21,400        21,400                       286,974                 286,974
                                    --------------------------------------  -------------------------     ----------------------
                                     5,726       714,023       719,749        327,086     29,561,217              29,888,303
                                    --------------------------------------  -------------------------     ----------------------
IT Consulting & Services--0.26%
SunGard Data Systems, Inc.*                       14,900        14,900                       386,059                 386,059

Leisure & Tourism--0.05%
Walt Disney Co. (The)                3,600                       3,600         71,100                                 71,100

Media and Entertainment--0.08%
Viacom, Inc., Class B*               2,600                       2,600        113,516                                113,516

Metals Non-Ferrous--0.10%
Masco Corp.                          6,450                       6,450        153,833                                153,833

Real Estate--1.78%
Annaly Mortgage Management, Inc.                   4,100         4,100                        81,631                  81,631
Avalonbay Communities, Inc.                        2,100         2,100                        89,544                  89,544
Duke Realty Corp.                                 11,200        11,200                       308,560                 308,560
Equity Office Properties Trust                    27,100        27,100                       731,971                 731,971
Equity Residential                                22,300        22,300                       578,685                 578,685
Host Marriott Corp.*                              15,700        15,700                       143,655                 143,655
iStar Financial, Inc.                              3,800         3,800                       138,700                 138,700
Kimco Realty Corp.                                 4,400         4,400                       166,760                 166,760
Liberty Property Trust                             2,000         2,000                        69,200                  69,200
Public Storage, Inc.                               2,700         2,700                        91,449                  91,449
Rouse Co.                                          2,000         2,000                        76,200                  76,200
Vornado Realty Trust                               5,100         5,100                       222,360                 222,360
                                    --------------------------------------  -------------------------     ----------------------
                                       -         102,500       102,500            -        2,698,715               2,698,715
                                    --------------------------------------  -------------------------     ----------------------
Retail/Apparel--0.07%
Newell Rubbermaid, Inc.              3,700                       3,700        103,600                                103,600

Services/Miscellaneous--0.13%
SPDR Trust, Series 1                 2,000                       2,000        195,260                                195,260

Telecommunications-
Services--0.50%
BellSouth Corp.                      4,400                       4,400        117,172                                117,172
Motorola, Inc.                       7,800                       7,800         73,554                                 73,554
Nextel Communications,
Inc., Class A*                      20,600                      20,600        372,448                                372,448
SBC Communications, Inc.             7,350                       7,350        187,792                                187,792
                                    --------------------------------------  -------------------------     ----------------------
                                    40,150           -          40,150        750,966            -                  750,966
                                    --------------------------------------  -------------------------     ----------------------
Transportation--0.18%
Burlington Northern Santa Fe Corp.   4,700                       4,700        133,668                                133,668
Norfolk Southern Corp.               7,600                       7,600        145,920                                145,920
                                    --------------------------------------  -------------------------     ----------------------
                                    12,300           -          12,300        279,588            -                   279,588
                                    --------------------------------------  -------------------------     ----------------------
Utilities--0.03%
CMS Energy Corp.                     5,050                       5,050         40,905                                 40,905

Total U.S. Equities
                                    --------------------------------------  -------------------------     ----------------------
    (Cost $142,737,531)            214,856     3,638,396     3,853,252      7,481,233    143,888,306             151,369,539
                                    --------------------------------------  -------------------------     ----------------------

Short-Term Investments--0.13%
Other--0.13%
UBS Supplementary Trust
U.S. Cash Management Prime Fund
 (Cost $195,394)                   195,394                     195,394        195,394                                195,394

Investments of Cash Collateral
From Securities Loaned--0.52%
Money Market Funds--0.52%
AIM Liquid Assets                                     50            50                            50                      50
Deutsche Cash Reserves                            23,032        23,032                        23,032                  23,032
Scudder Money Market Fund                             39            39                            39                      39
UBS Private Money Market Fund LLC                758,079       758,079                       758,079                 758,079
                                    --------------------------------------  -------------------------     ----------------------
Total Money Market Funds
(Cost $781,200)                        -         781,200       781,200            -          781,200                 781,200
                                    --------------------------------------  -------------------------     ----------------------

Total Investments
                                    --------------------------------------  -------------------------     ----------------------
(Cost $143,714,125) -- 100.24%     410,250     4,419,596     4,829,846      7,676,627    144,669,506             152,346,133
                                    --------------------------------------  -------------------------     ----------------------
Liabilities, less cash and
  other assets --(0.76)%                                                      (79,283)    (1,067,958)             (1,147,241)
                                    --------------------------------------  -------------------------     ----------------------
Net Assets-100%                  $ 410,250   $ 4,419,596   $ 4,829,846     $ 7,597,344  $ 143,601,548           $ 151,198,892
                                    ======================================  =========================     ======================

* Non-income producing security

              See accompany notes to proforma financial statements

UBS U.S. Value Equity Fund
UBS Financial Sector Fund
Proforma Statement of Assets and Liabilities
June 30, 2003 (unaudited)

                                                         UBS U.S. Value     UBS Financial
                                                           Equity Fund        Sector Fund        Adjustment      Combined
                                                        -----------------  -----------------  ---------------  -----------
Assets
Investments in securities, at value
 (cost - $7,230,014 and $136,484,111
respectively)                                                $ 7,676,627      $ 144,669,506                  $ 152,346,133
Dividends and interest receivable                                  9,961            239,057                        249,018
Receivable for shares sold                                        33,685                214                         33,899
Other assets                                                      63,337             45,466                        108,803
                                                        -----------------  -----------------   ------------   ------------

Total assets                                                   7,783,610        144,954,243             -      152,737,853
                                                        -----------------  -----------------   ------------   ------------

Liabilities
Payable for cash collateral for securities
loaned                                                               -              781,200                        781,200
Payable for capital shares                                        78,894            150,329                        229,223
Payable to affiliates                                                -              299,580                        299,580
Accrued expenses and other liabilities                           107,372            121,586                        228,958
                                                        -----------------  -----------------   ------------   ------------
Total liabilities                                                186,266          1,352,695             -        1,538,961
                                                        -----------------  -----------------   ------------   ------------

Net assets                                                     7,597,344        143,601,548                    151,198,892

Common Stock/Beneficial interest shares
of $0.001 par value outstanding                                7,921,776        139,154,549                    147,076,325
Accumulated undistributed  net investment income                  75,936            488,924                        564,860
Accumulated net realized losses from investment
transactions                                                    (846,981)        (4,227,320)                    (5,074,301)
Net unrealized appreciation of investments                       446,613          8,185,395                      8,632,008
                                                        -----------------  -----------------   ------------   ------------
Net assets applicable to shares outstanding                  $ 7,597,344      $ 143,601,548    $         -   $ 151,198,892
                                                        =================  =================   ============   ============

  Class A:
Net assets                                                   $ 1,072,523       $ 85,973,374                   $ 87,045,897
                                                            ------------      -------------                   ------------
Shares outstanding                                               115,199          3,527,487       5,706,831(a)   9,349,517
                                                                --------         ----------                      ---------
Net asset value and offering price per share                      $ 9.31            $ 24.37                         $ 9.31
                                                                 =======           ========                         ======

  Class B:
Net assets                                                     $ 709,121       $ 37,891,352                   $ 38,600,473
                                                              ----------      -------------                   ------------
Shares outstanding                                                76,980          1,648,389       2,465,005(a)   4,190,374
                                                                 -------         ----------                      ---------
Net asset value and offering price per share                      $ 9.21            $ 22.99                         $ 9.21
                                                                 =======           ========                         ======

  Class C:
Net assets                                                  $ 1,025,446        $ 18,744,615                   $ 19,770,061
                                                            ------------      -------------                   ------------
Shares outstanding                                               111,184            816,865       1,215,516(a)   2,143,565
                                                                --------           --------                      ---------
Net asset value and offering price per share                     $ 9.22             $ 22.95                         $ 9.22
                                                                 =======           ========                         ======

  Class Y:
Net assets                                                   $ 4,790,254          $ 992,207                    $ 5,782,461
                                                            ------------         ----------                     ----------
Shares outstanding                                               513,457             40,521          65,832(a)     619,810
                                                                --------            -------                        -------
Net asset and redemption value per share                          $ 9.33            $ 24.49                         $ 9.33
                                                                 =======           ========                         ======

(a)  Acquisition by UBS U.S. Value Equity Fund of UBS Financial  Sector Fund and
issuance  of UBS U.S.  Value  Equity  Fund  shares  in  exchange  for all of the outstanding shares of UBS Financial Sector Fund

             See accompanying notes to proforma financial statements

UBS U.S. Value Equity Fund
UBS Financial Sector Fund
Proforma Statement of Operations
June 30, 2003 (unaudited)
                                                         UBS U.S. Value     UBS Financial
                                                           Equity Fund        Sector Fund        Adjustment      Combined
                                                        -----------------  -----------------  ---------------  -----------

Investment income:
  Dividend (net of withholding taxes
of $0 and $173)                                               $  149,796          $ 3,379,460         $ -      $ 3,529,256
  Interest                                                         1,789               28,476           -           30,265
                                                         ----------------   -----------------   -----------    ------------
                                                                 151,585            3,407,936           -        3,559,521
                                                         ----------------   -----------------   -----------    ------------

Expenses:
  Investment advisory and administration fees                     47,527            1,019,151                    1,066,678
  Shareholder distribution and servicing fees                     14,820              825,730                      840,550
  Transfer agency and service fees                                10,204              347,403                      357,607
  Trustees/Directors' fees                                         3,650                5,618                        9,268
  Legal and audit fees                                            28,371              116,197     (116,197)(b)      28,371
  Reports and notices to shareholders                                936              131,699      (70,000)(b)      62,635
  Federal and state registration fees                             56,848               85,262      (30,000)(b)     112,110
  Custody and accounting                                           3,266               97,356                      100,622
  Insurance expense                                                   99                7,327                        7,426
  Other expenses                                                   7,233               74,703                       81,936
                                                         ----------------   -----------------   -----------   ------------
                                                                 172,954            2,710,444     (216,197)(b)   2,667,201
  Less: fee waivers and reimbursements from
  investment advisor                                            (105,155)                 -       (475,535)       (580,690)
                                                         ----------------   -----------------   -----------   ------------
  Net expenses                                                    67,799            2,710,444      (691,732)     2,086,511
                                                         ----------------   -----------------   -----------   ------------
  Net investment income                                           83,786              697,492       691,732      1,473,009
                                                         ----------------   -----------------   -----------   ------------

Realized and unrealized gains (losses
from investment transactions:
  Net realized gains (losses)
  from investment transactions                                  (837,648)          (6,489,172)          -       (7,326,820)
  Net change in unrealized appreciation
  (depreciation) of investments                                  795,473          (5,023,371)           -       (4,227,898)
                                                        ----------------    -----------------   -----------   ------------
Net realized and unrealized gains (losses)
from investment activities                                       (42,175)         (11,512,542)          -      (11,554,717)
                                                        ----------------    -----------------   -----------   ------------
Net increase (decrease) in net assets
resulting from operations                                       $ 41,611        $ (10,815,051)   $  691,732  $ (10,081,708)
                                                        ================     ================   ===========    ===========

------------------

(b) Certain pro forma basis  expenses  have been  adjusted to reflect  estimated cost savings arising from the merger.

             See accompanying notes to proforma financial statements

NOTES TO PRO FORMA FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Basis of Combination:

     At a  special  meeting  of the  Board of  Trustees  of The UBS  Funds  (the
"Trust") held on July 28, 2003, the Board of Trustees  approved an Agreement and
Plan  of  Reorganization   pursuant  to  which,   subject  to  approval  by  the
shareholders of UBS Financial Sector Fund ("Financial  Sector Fund"),  Financial
Sector Fund will transfer all of its assets, subject to its liabilities,  to UBS
U.S.  Value Equity Fund (the "Fund"),  a series of the Trust,  in exchange for a number  of  shares of the Fund  equal in value to the net  assets  of  Financial
Sector Fund (the  "Exchange").  Shares of the Fund then will be  distributed  to
Financial  Sector  Fund  shareholders  on a pro  rata  basis in  liquidation  of
Financial Sector Fund.

     The  Exchange  will be  accounted  for as a tax-free  merger of  investment companies.  The unaudited pro forma  portfolio of  investments  and statement of assets and liabilities  reflect the financial position of the Fund and Financial
Sector Fund at June 30, 2003.  The unaudited  pro forma  statement of operations reflects the results of operations of the Fund and Financial Sector Fund for the twelve months ended June 30, 2003.  These  statements have been derived from the funds'  respective  books and records  utilized in  calculating  daily net asset
value  at  the  dates  indicated  above  under  generally  accepted   accounting
principles. The historical cost of investment securities will be carried forward to the Fund, as the  surviving  entity and results of operations of the Fund for pre-combination  periods will not be restated. The fiscal year ends for the Fund and Financial Sector Fund are June 30 and March 31, respectively.

     The pro forma portflio of investments,  statement of assets and liabilities and statement of operations  should be read in  conjunction  with the historical financial  statements of the Funds included or  incorporated by reference in the respective  Statements of  Additional  Information  of the Funds.  The pro forma combined  financial  statements are presented for  information  only and may not necessarily be representative of what the actual combined  financial  statements would have been had the reorganization occurred at June 30, 2003.

NOTE 2--Portfolio Valuation:

     Securities for which market  quotations are readily available are valued at the last  available  sales  price on the  exchange  or market on which  they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally  traded. U.S. equity securities  traded  over-the-counter  are  valued at the most  recent bid price.
Investments in affiliated  investment  companies are valued at the daily closing net asset  value of the  respective  investment  company.  Securities  for which market quotations are not readily  available,  including  restricted  securities which are  subject to  limitations  on their  sale,  are valued at fair value as determined  in good  faith by or under the  direction  of the  Trust's  Board of
Trustees  and  Financial   Sector  Fund's  Board  of  Directors,   respectively.
Short-term  obligations  with a  maturity  of 60  days  or less  are  valued  at amortized cost, which approximates market value.

NOTE 3--Shares of Beneficial Interest:

     The pro forma net asset  value  per  share  assumes  15,486,446  additional shares of  beneficial  interest of the Fund were issued in  connection  with the
Exchange  as of June 30,  2003.  The pro forma  number of shares  that  would be issuable was  calculated by dividing the net assets of Financial  Sector Fund at
June 30, 2003 by the net asset value per share per class of the Fund at June 30,
2003.  The pro forma  combined  number of Class A,  Class B, Class C and Class Y shares outstanding of 9,349,517,  4,190,374, 2,143,565 and 619,810 respectively, consists of 9,234,318,  4,113,394,  2,032,381 and 106,353 shares,  respectively, issuable to  Financial  Sector Fund as a result of the  Exchange,  and  115,199,
76,980,  111,184 and 513,457 shares,  respectively,  of the Fund  outstanding at
June 30, 2003.

NOTE 4--Pro Forma Operating Expenses:

     The  accompanying  pro forma financial  statements  reflect changes in fund expenses as if the  Exchange  had taken place on June 30,  2003.  Although it is anticipated that there will be an elimination of certain duplicative expenses as a  result  of the  Exchange,  the  actual  amount  of such  expenses  cannot  be determined because it is not possible to predict the cost of future operations.

NOTE 5--Merger Costs:

     Merger costs are estimated at  approximately  $120,000 and are not included in the pro forma  statement of operations  since UBS Global Asset  Management is paying these costs.  These costs represent the estimated  expenses of management of the Trust and  Financial  Sector  Fund  carrying  out  obligations  under the
Exchange,  and consist of management's  estimate of legal fees, accounting fees, printing costs and mailing charges related to the Exchange.

NOTE 6--Federal Income Taxes:

     Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code").  After the Exchange, the Fund intends to continue to qualify as a regulated  investment  company,  if such  qualification is in the best interests of its  shareholders,  by complying with the provisions  available to certain  investment  companies,  as defined in applicable  sections of the Code,  and to make  distributions  of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

     The identified cost of investments for the Funds is substantially  the same for both financial  accounting and Federal income tax purposes.  The tax cost of investments will remain unchanged for the combined entity.

   [The Statement of Additional Information for the Value Equity Fund, dated
  September 30, 2002, as previously filed via EDGAR is incorporated herein by reference and will be mailed to any shareholder who requests this SAI.]

 [The Annual Report of the Value Equity Fund for the fiscal year ended June 30,
2003, as previously filed via EDGAR is incorporated herein by reference and will be mailed to any shareholder who requests this SAI.]

[The Annual Report of the Financial Sector Fund for the fiscal year ended March
 31, 2003 as previously filed via EDGAR is incorporated herein by reference and will be mailed to any shareholder who requests this SAI.]

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification

          Indemnification  of  the  Registrant's  Trustees  is  provided  for in
          Article VII,  Sections 2 through 4 of the  Registrant's  Agreement and
          Declaration of Trust dated August 9, 1993, as amended, as follows:

          Section 2.  Indemnification and Limitation of Liability.  The Trustees
          shall not be  responsible  or liable in any event for any  neglect  or wrong-doing  of any  officer,  agent,  employee,  Manager or Principal
          Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee,  and,  subject to the provisions of the  Bylaws,  the Trust out of its  assets may  indemnify  and hold harmless  each and every  Trustee  and  officer  of the Trust from and against any and all claims,  demands,  costs,  losses,  expenses,  and damages  whatsoever  arising  out  of or  related  to  such  Trustee's performance of his or her duties as a Trustee or officer of the Trust;
          provided that nothing herein contained shall indemnify,  hold harmless or protect any Trustee or officer from or against any liability to the
          Trust or any Shareholder to which he or she would otherwise be subject by  reason of wilful  misfeasance,  bad  faith,  gross  negligence  or reckless disregard of the duties involved in the conduct of his or her office.

          Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued,  executed or done by or on behalf of the Trust or the Trustees or any of them in connection  with the Trust shall be conclusively  deemed to have been issued,  executed or done only in or with  respect  to their or his or her  capacity  as
          Trustees  or  Trustee,  and such  Trustees  or  Trustee  shall  not be personally liable thereon.

          Section 3.  Trustee's  Good Faith Action,  Expert  Advice,  No Bond or
          Surety.  The exercise by the Trustees of their powers  hereunder shall be binding upon everyone  interested  in or dealing with the Trust.  A
          Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful  misfeasance,  bad faith,  gross  negligence or reckless disregard of the duties involved in the conduct of the office of Trustee  and shall not be liable for errors of judgment or mistakes of fact or law.  The  Trustees  may take  advice of  counsel  or other experts with respect to the meaning and operation of this  Declaration of Trust and shall be under no  liability  for any act or  omission in accordance with such advice nor for failing to follow such advice. The
          Trustees  shall  not be  required  to give any  bond as such,  nor any surety if a bond is required.

          Section 4. Insurance.  The Trustees shall be entitled and empowered to the fullest  extent  permitted  by law to purchase  with Trust  assets insurance for liability and for all expenses,  reasonably  incurred or paid or expected to be paid by a Trustee or officer in connection with any  claim,  action,  suit or  proceeding  in which he or she  becomes involved by virtue of his or her capacity or former  capacity with the
          Trust,  whether or not the Trust would have the power to indemnify him or her against such liability under the provisions of this Article.

          Indemnification of Registrant's custodian,  transfer agent, accounting services  provider,  administrator  and  distributor  against  certain stated  liabilities  is provided until May 9, 1997 under the following documents:

          (a)  Section  12  of  Accounting  Services   Agreement,   between  the
               Registrant and Fund/Plan Services,  Inc.,  incorporated herein by reference  to  Post-Effective  Amendment  No. 16 to  Registrant's
               Registration  Statement  on Form N-1A  (File  Nos.  33-47287  and
               811-6637),  Exhibit 9(c) as filed  electronically on February 15,
               1996.

          (b)  Section 8 of Administration  Agreement between the Registrant and
               Fund/Plan  Services,  Inc.,  incorporated  herein by reference to
               Post-Effective  Amendment  No.  16 to  Registrant's  Registration
               Statement on Form N-1A (File Nos. 33-47287 and 811-6637), Exhibit
               9(b) as filed electronically on February 15, 1996.

          (c)  Section 14 of  Custodian  Agreement  between the  Registrant  and
               Bankers  Trust  Company,  incorporated  herein  by  reference  to
               Post-Effective  Amendment  No.  13 to  Registrant's  Registration
               Statement on Form N-1A (File Nos. 33-47287 and 811-6637), Exhibit
               Nos. 8(a) and 8(b) as filed electronically on September 20, 1995.

          (d)  Section 19 of Shareholder  Services  Agreement between Registrant and Fund/Plan Services, Inc., incorporated herein by reference to
               Post-Effective  Amendment  No.  16 to  Registrant's  Registration
               Statement on Form N-1A (File Nos. 33-47287 and 811-6637), Exhibit
               9(a) as filed electronically on February 15, 1996.

          (e)  Section 8 of the Underwriting  Agreement  between  Registrant and
               Fund/Plan  Broker  Services,  Inc.  are  incorporated  herein  by reference  to  Post-Effective  Amendment  No. 16 to  Registrant's
               Registration  Statement  on Form N-1A  (File  Nos.  33-47287  and
               811-6637),  Exhibit No. (6) as filed  electronically  on February
               15, 1996.

          Effective May 10, 1997,  indemnification  of  Registrant's  custodian,
          transfer  agent,  accounting  services  provider,   administrator  and
          distributor  against certain stated liabilities is provided for in the following documents:

          (a)  Sections  I.8(a),   I.8(c)(iii),I.10,   II.A.2,  II.B.5,  II.C.6,
               III.1.,  III.2.(b) through III.2.(e),  III.4.(e) and III.9.(b) of the Multiple  Services  Agreement  dated May 9, 1997, as amended, between Morgan  Stanley Trust Company,  as succeeded by The Chase
               Manhattan  Bank,  and the  Registrant on behalf of each series of the  Registrant is  incorporated  by reference to  Post-Effective
               Amendment No. 25 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287  and  811-6637) as filed  electronically  on
               March 1, 1999.

          Effective   November   5,  2001,   indemnification   of   Registrant's
          distributor  against certain stated liabilities is provided for in the following document:

          (a)  Section 9(a) of the Principal  Underwriting  Contract between UBS
               Global Asset Management (US) Inc. and the Registrant on behalf of each series dated November 5, 2001 is  incorporated  by reference to Post-Effective  Amendment No. 37 to Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically on July 19, 2002.

          Effective August 20, 2001,  indemnification  of Registrant's  transfer agent  against  certain  stated  liabilities  is  provided  for in the following document:

          (a)  Section 12 of the Transfer Agency and Related Services  Agreement
               between UBS Global Asset  Management (US) Inc. and the Registrant
               on behalf of each series dated August 20, 2001 is incorporated by reference  to  Post-Effective  Amendment  No. 38 to  Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically on July 19, 2002.

Item 16. Exhibits

     1.   Charter Documents.

          A.   (1)  Certificate of Trust of the Registrant dated August 9, 1993, as filed  with the Office of the  Secretary  of State of the
                    State of Delaware on August 13, 1993, is incorporated herein
                    by  reference  to   Post-Effective   Amendment   No.  21  to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed electronically with the U.S.
                    Securities and Exchange  Commission ("SEC") on September 15,
                    1998.

               (2)  Amendment to  Certificate  of Trust dated  February 15, 2002 changing the Trust's name to The UBS Funds,  is incorporated herein by reference to  Post-Effective  Amendment  No. 39 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on September 30, 2002.

          B.   (1)  Agreement and Declaration of Trust (the "Declaration") dated
                    August  19,  1993,   as  amended,   of  the   Registrant  is
                    incorporated herein by reference to Post-Effective Amendment
                    No. 21 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on September 15, 1998.

               (2)  Amendment  No. 1 to the  Declaration,  dated May 21, 2001 is incorporated herein by reference to Post-Effective Amendment
                    No. 34 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on July 31, 2001.

               (3)  Amendment  No. 2 to the  Declaration  dated July 29, 2002 to change the  principal  place of  business  of the Trust,  is incorporated herein by reference to Post-Effective Amendment
                    No. 39 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on September 30, 2002.

          C.   Certificates   of  the   Secretary/Assistant   Secretary  of  the
               Registrant  to  the   Declaration  re:   applicable   resolutions
               pertaining to:

                    (a)  Meeting held August 9, 1993  designating  initial eight
                         (8)  Series of shares  (from  The UBS  Funds,  Inc.) is
                         incorporated  herein  by  reference  to  Post-Effective
                         Amendment No. 21 to Registrant's Registration Statement
                         on Form N-1A  (Nos.  33-47287  and  811-6637)  as filed
                         electronically with the SEC on September 15, 1998.

                    (b)  Meeting held November 8, 1993  creating  Class B Shares and redesignating Class A Shares is incorporated herein
                         by  reference  to  Post-Effective  Amendment  No. 21 to
                         Registrant's  Registration Statement on Form N-1A (Nos.
                         33-47287 and 811-6637) as filed electronically with the
                         SEC on September 15, 1998.

                    (c)  Meeting  held  February  21, 1995 adding  Class A and B shares to the Brinson Short-Term Global Income Fund and
                         Brinson U.S.  Cash  Management  Fund and adding Class C
                         shares  for  all  Series  is  incorporated   herein  by
                         reference  to   Post-Effective   Amendment  No.  21  to
                         Registrant's  Registration Statement on Form N-1A (Nos.
                         33-47287 and 811-6637) as filed electronically with the
                         SEC on September 15, 1998.

                    (d)  Meeting held May 22, 1995 redesignating  Class A shares to Brinson  Class shares and Class C shares to SwissKey
                         Class  shares is  incorporated  herein by  reference to
                         Post-Effective   Amendment   No.  21  to   Registrant's
                         Registration  Statement on Form N-1A (Nos. 33-47287 and
                         811-6637)  as  filed  electronically  with  the  SEC on
                         September 15, 1998.

                    (e)  Unanimous  written consent of Trustees executed on July
                         27, 1995  changing the names of Series,  as follows and
                         redesignating  the Brinson Class and SwissKey  Class is
                         incorporated  herein  by  reference  to  Post-Effective
                         Amendment No. 21 to Registrant's Registration Statement
                         on Form N-1A  (Nos.  33-47287  and  811-6637)  as filed
                         electronically with the SEC on September 15, 1998:

                        (i)   Redesignation  of the  Brinson  Global Fund to the
                              Global Fund;

                        (ii)  Redesignation  of the Brinson  Global Bond Fund to
                              the Global Bond Fund;

                        (iii) Redesignation of the Brinson Non-U.S.  Equity Fund
                              to the Non-U.S. Equity Fund;

                        (iv)  Redesignation of the Brinson Global Equity Fund to
                              the Global Equity Fund;

                        (v)   Redesignation  of the Brinson U.S.  Equity Fund to
                              the U.S. Equity Fund;

                        (vi)  Redesignation of the Brinson U.S. Balanced Fund to
                              the U.S. Balanced Fund;

                        (vii) Redesignation of the Brinson U.S. Bond Fund to the
                              U.S. Bond Fund.

                    (f)  Meeting  held  November  20, 1995  eliminating  Brinson
                         Short-Term Global Income Fund is incorporated herein by
                         reference  to   Post-Effective   Amendment  No.  21  to
                         Registrant's  Registration Statement on Form N-1A (Nos.
                         33-47287 and 811-6637) as filed electronically with the
                         SEC on September 15, 1998.

                    (g)  Meeting  held August 26,  1996  eliminating  U.S.  Cash
                         Management Fund and Non-U.S.  Bond Fund is incorporated
                         herein by reference to Post-Effective  Amendment No. 21
                         to  Registrant's  Registration  Statement  on Form N-1A
                         (Nos.  33-47287 and  811-6637) as filed  electronically
                         with the SEC on September 15, 1998.

                    (h)  Meeting  held May 19, 1997  redesignating  Brinson Fund
                         Class as  Brinson  Fund -- Class I and  adding  Brinson
                         Fund -- Class N is incorporated  herein by reference to
                         Post-Effective   Amendment   No.  21  to   Registrant's
                         Registration  Statement on Form N-1A (Nos. 33-47287 and
                         811-6637)  as  filed  electronically  with  the  SEC on
                         September 15, 1998.

                    (i)  Meeting  held  November  24,  1997  adding  U.S.  Large
                         Capitalization  Equity Fund and adding  Brinson Fund --
                         Class I Shares, SwissKey Fund Class and Brinson Fund --
                         Class N Shares to such Series is incorporated herein by
                         reference  to   Post-Effective   Amendment  No.  21  to
                         Registrant's  Registration Statement on Form N-1A (Nos.
                         33-47287 and 811-6637) as filed electronically with the
                         SEC on September 15, 1998.

                    (j)  Meeting held August 24, 1998 approving redesignation of the SwissKey Class to the UBS Investment Funds Class is
                         incorporated  herein  by  reference  to  Post-Effective
                         Amendment No. 27 to Registrant's Registration Statement
                         on Form N-1A  (Nos.  33-47287  and  811-6637)  as filed
                         electronically with the SEC on May 3, 1999.

                    (k)  Meeting held August 24, 1998 approving redesignation of the Non-U.S. Equity Fund to the Global (ex-U.S.) Equity
                         Fund   is   incorporated   herein   by   reference   to
                         Post-Effective   Amendment   No.  27  to   Registrant's
                         Registration  Statement on Form N-1A (Nos. 33-47287 and
                         811-6637) as filed  electronically  with the SEC on May
                         3, 1999.

                    (l)  Meeting   held   August  24,  1998   establishing   and
                         designating the U.S. Large Capitalization  Growth Fund,
                         U.S. Small  Capitalization  Fund, High Yield Bond Fund,
                         Emerging  Markets Equity Fund and Emerging Markets Debt
                         Fund and  adding  Brinson  Fund - Class I  Shares,  UBS
                         Investment  Funds  class of shares and  Brinson  Fund -
                         Class N Shares to such Series is incorporated herein by
                         reference  to   Post-Effective   Amendment  No.  27  to
                         Registrant's  Registration Statement on Form N-1A (Nos.
                         33-47287 and 811-6637) as filed electronically with the
                         SEC on May 3, 1999.

                    (m)  Meeting held November 23, 1998  redesignating  the High
                         Yield Bond Fund to the High  Yield Fund and U.S.  Small
                         Capitalization  Fund as the U.S.  Small  Capitalization
                         Growth  Fund is  incorporated  herein by  reference  to
                         Post-Effective   Amendment   No.  27  to   Registrant's
                         Registration  Statement on Form N-1A (Nos. 33-47287 and
                         811-6637) as filed  electronically  with the SEC on May
                         3, 1999.

                    (n)  Meeting  held  February  28,  2000   establishing   and
                         designating the Global  Technology Fund, Global Biotech
                         Fund,  U.S.  Small Cap Equity Fund,  U.S.  Value Equity
                         Fund and  U.S.  Real  Estate  Equity  Fund  and  adding
                         Brinson Fund -- Class I Shares,  UBS  Investment  Funds
                         class of shares and  Brinson  Fund -- Class N Shares to
                         such  Series is  incorporated  herein by  reference  to
                         Post-Effective   Amendment   No.  30  to   Registrant's
                         Registration  Statement on Form N-1A (Nos. 33-47287 and
                         811-6637) as filed  electronically  with the SEC on May
                         2, 2000.

                    (o)  Meeting held February 28, 2000  redesignating  the U.S.
                         Large   Capitalization    Equity   Fund,   U.S.   Large
                         Capitalization  Growth  and U.S.  Small  Capitalization
                         Growth  Fund as the U.S.  Large Cap Equity  Fund,  U.S.
                         Large Cap Growth Fund and U.S.  Small Cap Growth  Fund,
                         respectively,  is  incorporated  herein by reference to
                         Post-Effective   Amendment   No.  30  to   Registrant's
                         Registration Statement on Form N- 1A (Nos. 33-47287 and
                         811-6637) as filed  electronically  with the SEC on May
                         2, 2000.

                    (p)  Meeting held August 21, 2000  redesignating  the Global
                         (Ex-U.S.) Equity Fund as the International  Equity Fund
                         is incorporated  herein by reference to  Post-Effective
                         Amendment No. 33 to Registrant's Registration Statement
                         on Form N-1A  (Nos.  33-47287  and  811-6637)  as filed
                         electronically with the SEC on December 7, 2000.

                    (q)  Meeting held May 21, 2001 redesignating the Global Fund as the Global Balanced Fund is  incorporated  herein by
                         reference  to   Post-Effective   Amendment  No.  34  to
                         Registrant's  Registration Statement on Form N-1A (Nos.
                         33-47287 and 811-6637) as filed electronically with the
                         SEC on July 31, 2001.

                    (r)  Meeting held May 21, 2001 creating Brinson Fund-Class A
                         Shares,   Brinson   Fund-Class  B  Shares  and  Brinson
                         Fund-Class  C Shares  of each  Series  is  incorporated
                         herein by reference to Post-Effective  Amendment No. 34
                         to  Registrant's  Registration  Statement  on Form N-1A
                         (Nos.  33-47287 and  811-6637) as filed  electronically
                         with the SEC on July 31, 2001.

                    (s)  Meeting  held May 21,  2001  redesignating  the Brinson
                         Fund-Class I Shares as the Brinson  Fund-Class Y Shares
                         of each Series is  incorporated  herein by reference to
                         Post-Effective   Amendment   No.  34  to   Registrant's
                         Registration  Statement on Form N-1A (Nos. 33-47287 and
                         811-6637) as filed  electronically with the SEC on July
                         31, 2001.

                    (t)  Meeting held May 21, 2001 abolishing the UBS Investment
                         Funds  Class of Shares of each  Series is  incorporated
                         herein by reference to Post-Effective  Amendment No. 34
                         to  Registrant's  Registration  Statement  on Form N-1A
                         (Nos.  33-47287 and  811-6637) as filed  electronically
                         with the SEC on July 31, 2001.

                    (u)  Unanimous written consent of Trustees executed June 20,
                         2002  changing the name of UBS Global  Balanced Fund to
                         UBS Global  Allocation Fund is  incorporated  herein by
                         reference to  Post-Effective  Amendment No. 38 as filed
                         electronically with the SEC on July 19, 2002.

                    (v)  Meeting held June 3, 2002 regarding the liquidation and dissolution  of UBS  Global  Technology  Fund  and  UBS
                         Global Biotech Fund is incorporated herein by reference
                         to   Post-Effective   Amendment   No.   39   as   filed
                         electronically with the SEC on September 30, 2002.

     2.   By-Laws.

          A.   By-Laws of The UBS Funds  (f/k/a The Brinson  Funds) dated August
               9, 1993, are incorporated  herein by reference to  Post-Effective
               Amendment No. 17 to Registrant's  Registration  Statement on Form
               N-1A (File Nos. 33-47287 and 811-6637),  as filed  electronically with the SEC on August 29, 1996.

          B.   Amendment  to the By-Laws  dated  April 25, 2002 is  incorporated herein by reference to  Post-Effective  Amendment No. 37 as filed electronically with the SEC on July 19, 2002.

     3.   Voting Trust Agreement.

          Not applicable.

     4.   Agreement of Acquisition, Reorganization, Merger and Liquidation.

          Form of  Agreement  and Plan of  Reorganization  is filed  herewith as
          Exhibit A to the Prospectus/Proxy Statement.

     5.   Instruments Defining the Rights of Security Holders.

          A.   Form  of  Specimen   Share   Certificate  of  The  UBS  Funds  is
               incorporated herein by reference to Post-Effective  Amendment No.
               21 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 15, 1998.

               The rights of  security  holders of the  Registrant  are  further defined in the following sections of the Registrant's By-Laws and
               Declaration  and are herein  incorporated  by  reference  to such documents as applicable:

          (1)  By-Laws.

               Article II - "Voting," Section 7 and Section 10.

          (2)  Declaration.

               Article III - "Shares," Section 1, Section 2 and Section 6.

     6.   Investment Advisory Contracts.

          A.   Investment  Advisory  Agreement  dated July 1, 2002  between  UBS
               Global Asset  Management  (Americas) Inc. (the "Advisor") and the
               Registrant  on  behalf  of the  UBS  Global  Allocation  Fund  is incorporated herein by reference to Post-Effective  Amendment No.
               39 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 30, 2002.

          B.   Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the  Registrant on behalf of the UBS Global Bond Fund is incorporated  herein by reference to Post-Effective  Amendment
               No. 39 to Registrant's  Registration Statement on Form N-1A (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 30, 2002.

          C.   Investment  Advisory  Agreement  dated April 25, 1995 between the
               Advisor  and the  Registrant  on behalf of the UBS  International
               Equity Fund series, and Secretary's  Certificate relating thereto is incorporated  herein by reference to Post-Effective  Amendment
               No. 21 to Registrant's  Registration Statement on Form N-1A (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 15, 1998.

               (1)  Certificate of the Secretary and  resolutions  redesignating the Global (Ex-U.S.) Equity Fund as the International Equity
                    Fund is incorporated  herein by reference to  Post-Effective
                    Amendment No. 33 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on December 7, 2000.

          D.   Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor  and the  Registrant  on behalf of the UBS Global  Equity
               Fund (f/k/a  Brinson  Global Equity Fund) series is  incorporated herein  by  reference  to  Post-Effective  Amendment  No.  39  to
               Registrant's  Registration  Statement on Form N-1A (Nos. 33-47287
               and 811-6637) as filed  electronically  with the SEC on September
               30, 2002.

          E.   Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the Registrant on behalf of the UBS U.S.  Equity Fund
               (f/k/a Brinson U.S. Equity Fund) series is incorporated herein by reference  to  Post-Effective  Amendment  No. 39 to  Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on September 30, 2002.

          F.   Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor  and the  Registrant  on behalf of the UBS U.S.  Balanced
               Fund (f/k/a Brinson U.S.  Balanced  Fund) series is  incorporated herein  by  reference  to  Post-Effective  Amendment  No.  39  to
               Registrant's  Registration  Statement on Form N-1A (Nos. 33-47287
               and 811-6637) as filed  electronically  with the SEC on September
               30, 2002.

          G.   Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the  Registrant  on behalf of the UBS U.S.  Bond Fund
               (f/k/a Brinson U.S. Bond Fund) series is  incorporated  herein by reference  to  Post-Effective  Amendment  No. 39 to  Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on September 30, 2002.

          H.   Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the  Registrant  on behalf of the UBS U.S.  Large Cap
               Growth  Fund  series  is  incorporated  herein  by  reference  to
               Post-Effective  Amendment  No.  39 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on September 30, 2002.

          I.   Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the  Registrant  on behalf of the UBS U.S.  Small Cap
               Growth  Fund  series  is  incorporated  herein  by  reference  to
               Post-Effective  Amendment  No.  39 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on September 30, 2002.

          J.   Investment  Advisory  Agreement  dated July 1, 2002  between  the
               Advisor and the  Registrant  on behalf of the UBS High Yield Fund series is  incorporated  herein by  reference  to  Post-Effective
               Amendment No. 39 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on September 30, 2002.

          K.   Investment Advisory Agreement dated December 10, 1998 between the
               Advisor and the Registrant on behalf of the UBS Emerging  Markets
               Equity  Fund  series  is  incorporated  herein  by  reference  to
               Post-Effective  Amendment  No.  25 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on March 1, 1999.

               (1)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating  the  Investment  Advisory  Agreement  of the  UBS
                    Emerging  Markets  Equity  Fund is  incorporated  herein  by reference to Post-Effective Amendment No. 34 to Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637) as filed  electronically  with the SEC on July 31,
                    2001.

          L.   Investment Advisory Agreement dated December 10, 1998 between the
               Advisor and the Registrant on behalf of the UBS Emerging  Markets
               Debt  Fund  series  is   incorporated   herein  by  reference  to
               Post-Effective  Amendment  No.  25 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on March l, 1999.

               (1)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating  the  Investment  Advisory  Agreement  of the  UBS
                    Emerging  Markets  Debt  Fund  is  incorporated   herein  by
                    reference to Post-Effective Amendment No. 34 to Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637) as filed  electronically  with the SEC on July 31,
                    2001.

          M.   Investment  Advisory  Agreement  dated May 23,  2000  between the
               Advisor and the  Registrant  on behalf of the UBS U.S.  Small Cap
               Equity  Fund  series  is  incorporated  herein  by  reference  to
               Post-Effective  Amendment  No.  31 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on August 29, 2000.

               (1)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating the Investment  Advisory Agreement of the UBS U.S.
                    Small Cap Equity Fund is incorporated herein by reference to
                    Post-Effective Amendment No. 34 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

          N.   Investment  Advisory  Agreement  dated July l, 2002  between  the
               Advisor and the Registrant on behalf of the UBS U.S. Value Equity
               Fund series is incorporated herein by reference to Post-Effective
               Amendment No. 39 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC September 30, 2002.

          O.   Investment  Advisory Agreement dated December 7, 2000 between the
               Advisor and the  Registrant on behalf of the UBS U.S. Real Estate
               Equity  Fund  series  is  incorporated  herein  by  reference  to
               Post-Effective  Amendment  No.  34 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on July 31, 2001.

               (1)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating the Investment  Advisory Agreement of the UBS U.S.
                    Real Estate Equity Fund is incorporated  herein by reference
                    to   Post-Effective   Amendment   No.  34  to   Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637) as filed  electronically  with the SEC on July 31,
                    2001.

          P.   Sub-Advisory Agreement dated December 7, 2000 between the Advisor and  UBS  Global  Asset  Management  (New  York),  Inc.  and  the
               Registrant on behalf of the UBS U.S. Large Cap Growth Fund series is incorporated  herein by reference to Post-Effective  Amendment
               No. 34 to Registrant's  Registration Statement on Form N-1A (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               July 31, 2001.

          Q.   Sub-Advisory Agreement dated December 7, 2000 between the Advisor and  UBS  Global  Asset  Management  (New  York),  Inc.  and  the
               Registrant on behalf of the UBS U.S. Small Cap Growth Fund series is incorporated  herein by reference to Post-Effective  Amendment
               No. 34 to Registrant's  Registration Statement on Form N-1A (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               July 31, 2001.

          R.   Sub-Advisory Agreement dated December 7, 2000 between the Advisor and  UBS  Global  Asset  Management  (New  York),  Inc.  and  the
               Registrant  on behalf of the UBS U.S.  High Yield Fund  series is incorporated herein by reference to Post-Effective  Amendment No.
               34 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               July 31, 2001.

          S.   Sub-Advisory Agreement dated December 7, 2000 between the Advisor and  UBS  Global  Asset  Management  (New  York),  Inc.  and  the
               Registrant  on behalf of the UBS U.S.  Real  Estate  Equity  Fund series is  incorporated  herein by  reference  to  Post-Effective
               Amendment No. 34 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on July 31, 2001.

     7.   Underwriting or Distribution Contracts.

          Principal Underwriting  Contract,  dated November 5, 2001, between UBS
          Global Asset Management (US) Inc. (f/k/a Brinson  Advisors,  Inc.) and
          the Registrant is incorporated  herein by reference to  Post-Effective
          Amendment  No.  37 as  filed  electronically  with the SEC on July 19,
          2002.

     8.   Bonus, Profit Sharing, Pension or Other Similar Contracts.

          Not Applicable.

     9.   Custodian Agreements.

          A.   Custodial  arrangements are provided under the Multiple  Services
               Agreement  dated May 9, 1997,  as amended  through  December  10,
               1998,  between  Morgan Stanley Trust Company and succeeded by The
               Chase Manhattan Bank, and the Registrant on behalf of each series
               of  the  Registrant  is  incorporated   herein  by  reference  to
               Post-Effective  Amendment  No.  25 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on March 1, 1999.

               (1)  Amendment  dated May 9, 2000 relating to Fee  Obligation and
                    Continuation of the Registrant's Multiple Services Agreement
                    is  incorporated   herein  by  reference  to  Post-Effective
                    Amendment No. 34 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on July 31, 2001.

               (2)  Amended  Schedule A, as amended  through  April 28, 2000, to the  Registrant's  Multiple  Services  Agreement  Securities
                    Lending Authorization is incorporated herein by reference to
                    Post-Effective Amendment No. 31 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on August 29, 2000.

               (3)  Amended Attachment A, as amended through August 19, 2002, to the  Registrant's  Multiple  Services  Agreement  Securities
                    Lending Authorization is incorporated herein by reference to
                    Post-Effective Amendment No. 39 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

               (4)  Revised  Schedule B3, as approved through August 19, 2002 to the Registrant's Multiple Services Agreement is incorporated herein by reference to  Post-Effective  Amendment  No. 39 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    3347287 and 811-6637) as filed  electronically  with the SEC on September 30, 2002.

               (5)  Amended  Schedule B 1 and  Schedule  F, as  amended  through
                    April  28,  2000,  to  the  Registrant's  Multiple  Services
                    Agreement   is   incorporated   herein   by   reference   to
                    Post-Effective Amendment No. 31 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on August 29, 2000.

               (6)  Amendment, dated May 21, 2001 relating to the Appointment of
                    Brinson  Advisors,  Inc.  to serve as  administrator  to the
                    Trust is incorporated  herein by reference to Post-Effective
                    Amendment No. 39 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on September 30, 2002.

          B.   Co-custodial  arrangements  between  Investors  Bank & Trust  and
               Chase Global Funds  Services  Company dated  December 18, 1998 is incorporated herein by reference to Post-Effective  Amendment No.
               25 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               March 1, 1999.

     10.  Rule 12b-1 Plans and Rule 18f-3 Plans.

          A.   Rule 12b-1 Plans.

               (1)  Shareholder  Services Plan dated October 29, 2001 as revised
                    April 8, 2002,  relating  to Class A shares  (f/k/a  Brinson
                    Fund Class A shares)  of each  series of the  Registrant  is incorporated herein by reference to Post-Effective Amendment
                    No. 38 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on July 19, 2002.

               (2)  12b-1 plan dated  October 29, 2001 as revised April 8, 2002, relating to the Class B shares (f/k/a/  Brinson Fund Class B shares) of each  series of the  Registrant  is  incorporated herein by reference to  Post-Effective  Amendment  No. 38 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on July 19, 2002.

               (3)  12b-1 plan dated  October 29, 2001 as revised April 8, 2002, relating to the Class C shares  (f/k/a  Brinson Fund Class C shares) of each  series of the  Registrant  is  incorporated herein by reference to  Post-Effective  Amendment  No. 38 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on July 19, 2002.

          B.   Rule 18f-3 Plans.

               (1)  Revised Multiple Class Plan adopted May 22, 1995, as amended through June 11, 1999,  pursuant to Rule 18f--3 on behalf of each  series of the  Registrant  is  incorporated  herein by reference to Post-Effective Amendment No. 30 to Registrant's
                    Registration  Statement  on Form  N-1A  (Nos.  33-47287  and
                    811-6637)  as  filed  electronically  with the SEC on May 2,
                    2000.

                    (a)  Appendix A to the  Registrant's  Revised Multiple Class
                         Plan adopted May 22, 1995, as amended through April 28,
                         2000, adding the Global Technology Fund, Global Biotech
                         Fund,  U.S.  Small Cap Equity Fund,  U.S.  Value Equity
                         Fund and U.S.  Real Estate Equity Fund pursuant to Rule
                         18f-3  is   incorporated   herein   by   reference   to
                         Post-Effective   Amendment   No.  30  to   Registrant's
                         Registration  Statement on Form N-1A (Nos. 33-47287 and
                         811-6637) as filed  electronically  with the SEC on May
                         2, 2000.

               (2)  Amended and Restated Multiple Class Plan, adopted on May 22,
                    1995,  as amended and restated on May 21, 2001,  pursuant to
                    Rule  18f-3 on behalf of each  series of the  Registrant  is incorporated herein by reference to Post-Effective Amendment
                    No. 34 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on July 31, 2001.

     11.  An opinion and consent of counsel as to the legality of the securities being registered,  indicating whether they will, when sold, be legally issued, fully paid and nonassessable.

          Legal opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the
          Registrant,  dated  September  27,  2002,  as to the  legality  of the securities  being  registered is  incorporated  herein by reference to
          Post-Effective Amendment No. 39 to Registrant's Registration Statement
          on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

     12.  An  opinion,  and  consent to their use,  of counsel or, in lieu of an opinion,  a copy of the  revenue  ruling  from  the  Internal  Revenue
          Service,  supporting the tax matters and  consequences to shareholders discussed in the prospectus.

          Form of tax opinion of Stradley,  Ronon, Stevens & Young, LLP, counsel to the  Registrant,  supporting  the tax matters and  consequences  to
          shareholders   discussed   in  the   Prospectus/Proxy   Statement   is
          incorporated  by reference to the  Registrant's  initial  Registration
          Statement on Form N-14  (Accession  Number  0001137439-03-000075),  as
          filed electronically with the SEC on August 5, 2003.

     13.  Other Material Contracts.

          A.   Administration  Agreement,  dated May 21, 2001,  between  Brinson
               Advisors,  Inc.  and the  Registrant  is  incorporated  herein by
               reference   to   Post-Effective   Amendment   No.   37  as  filed
               electronically with the SEC on July 19, 2002.

          B.   Administration Agreement,  dated May 21, 2001, as revised June 3,
               2002,  between  UBS  Global  Asset  Management  (US) Inc.  (f/k/a
               Brinson Advisors Inc.) and the Registrant is incorporated  herein
               by  reference  to  Post-Effective   Amendment  No.  38  as  filed
               electronically with the SEC on July 19, 2002.

          C.   Transfer Agency and Related Services Agreement,  dated August 20,
               2001, between PFPC Inc. and the Registrant is incorporated herein
               by  reference  to  Post-Effective   Amendment  No.  38  as  filed
               electronically with the SEC on July 19, 2002.

     14.  Other Opinions and Consents.

          Consents of Ernst & Young, LLP,  independent  auditors to the UBS U.S.
          Value  Equity Fund and the UBS  Financial  Sector Fund Inc.  are filed electronically as Exhibit No. EX-99.14.

     15.  Omitted Financial Statements.

          Not Applicable.

     16.  Power of Attorney.

          A.   Powers  of  Attorney   appointing  Amy  R.  Doberman,   David  M.
               Goldenberg,  Bruce G. Leto, Mark A. Sheehan and Jana L. Cresswell
               as  attorneys-in-fact  and agents to Frank K.  Reilly,  Walter E.
               Auch, Edward M. Roob and Paul H. Schubert are incorporated herein by reference to  Post-Effective  Amendment No. 39 to Registrant's
               Registration  Statement on Form N-1A (Nos.  3347287 and 811-6637)
               as filed electronically with the SEC on September 30, 2002.

          B.   Powers  of  Attorney  dated  May  19,  2003,  appointing  Amy  R.
               Doberman, David M. Goldenberg, Bruce G. Leto, Mark A. Sheehan and
               Jana L.  Cresswell  as  attorneys-in-fact  and agents to Brian M.
               Storms and Joseph Varnas,  are  incorporated  by reference to the
               Registrant's   initial   Registration   Statement  on  Form  N-14
               (Accession Number 0001137439-03-000075),  as filed electronically with the SEC on August 5, 2003.

     17.  Additional Exhibits.

          Not Applicable.

Item 17. Undertakings

     (1)  Insofar  as   indemnification   for  liabilities   arising  under  the
          Securities  Act of 1933 may be  permitted to  directors,  officers and controlling  persons  of the  Registrant  pursuant  to Rule 484 of the
          Securities Act of 1933, as amended (the "1933 Act"), or otherwise, the
          Registrant  has been advised that in the opinion of the Securities and
          Exchange  Commission such  indemnification is against public policy as expressed  in the 1933 Act and is,  therefore,  unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the  Registrant of expenses  incurred or paid by a director,  officer  or  controlling  person of the  Registrant  in the successful  defense of any action,  suit or proceeding) is asserted by such  director,  officer  or  controlling  person in  connection  with securities  being  registered,  the  Registrant  will,  unless  in the opinion of its  counsel  the matter  has been  settled by  controlling precedent,  submit to a court of appropriate jurisdiction the question whether  such  indemnification  by  it is  against  public  policy  as expressed  in  the  1933  Act  and  will  be  governed  by  the  final adjudication of such issue.

     (2)  The undersigned  registrant agrees that prior to any public reoffering of the securities  registered through the use of a prospectus which is a part of this  registration  statement  by any person or party who is deemed to be an  underwriter  within the meaning of Rule 145(c) of the
          1933 Act,  the  reoffering  prospectus  will  contain the  information called for by the  applicable  registration  form for  reofferings  by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (3)  The undersigned  registrant agrees that every prospectus that is filed under  paragraph  (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective,  and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein,  and the offering of the securities  at that time shall be deemed to be the  initial  bona fide offering of them.

     (4)  The  undersigned  registrant  undertakes  to file,  by  post-effective amendment, a copy of the opinion of counsel as to certain tax matters, within a reasonable time after receipt of such opinion.

                                   SIGNATURES

Pursuant to the  requirements  of the Securities  Act of 1933, as amended,  (the
"1933 Act") the Registrant  certifies that it meets all of the  requirements for effectiveness of this Registration  Statement  pursuant to Rule 485(b) under the
1933 Act and has duly caused  this  Registration  Statement  to be signed on its behalf by the  undersigned,  thereunto duly  authorized in the City of New York, and the State of New York on the 17th day of September 2003.

                                                     THE UBS FUNDS

                                                     By:/s/ Joseph Varnas
                                                        ------------------------
                                                          Joseph Varnas*
                                                          President

As required by the 1933 Act, this registration  statement has been signed by the following persons in the capacities and on the dates indicated.

         Signature               Title                           Date

/s/ Joseph Varnas               President                   September 17, 2003
-------------------------
Joseph Varnas*

/s/ Brian M. Storms             Trustee                     September 17, 2003
-------------------------
Brian M. Storms*

/s/ Frank K. Reilly             Chairman and                September 17, 2003
-------------------------       Trustee
Frank K. Reilly*

/s/ Paul H. Schubert            Principal Accounting        September 17, 2003
-------------------------       Officer and Treasurer
Paul H. Schubert*

/s/ Walter E. Auch              Trustee                     September 17, 2003
-------------------------
Walter E. Auch*

/s/ Edward M. Roob              Trustee                     September 17, 2003
-------------------------
Edward M. Roob*

     * By:  /s/David M. Goldenberg
            --------------------------------------------
             David M. Goldenberg, Attorney-in-Fact
             (Pursuant to Power of Attorney, incorporated herein by reference)

EXHIBIT INDEX

Exhibit No.                         Exhibit

EX-99.14                            Consent of Independent Auditor